UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22128

FocusShares Trust

(Exact name of registrant as specified in charter)

210 Summit Avenue

Suite C-11

Montvale, NJ 07645

(Address of principal executive offices) (Zip code)

Erik Liik

FocusShares, LLC

210 Summit Avenue

Suite C-11

Montvale, NJ 07645

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (201) 930-8500

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report
April 30, 2012

Table of Contents

I	Allocation of Portfolio Holdings and Industries
1	Schedule of Portfolio Investments
1	Focus Morningstar US Market Index ETF
3	Focus Morningstar Large Cap Index ETF
5	Focus Morningstar Mid Cap Index ETF
7	Focus Morningstar Small Cap Index ETF
9	Focus Morningstar Basic Materials Index ETF
11	Focus Morningstar Communication Services Index ETF
12	Focus Morningstar Consumer Cyclical Index ETF
15	Focus Morningstar Consumer Defensive Index ETF
17	Focus Morningstar Energy Index ETF
19	Focus Morningstar Financial Services Index ETF
21	Focus Morningstar Health Care Index ETF
23	Focus Morningstar Industrials Index ETF
26	Focus Morningstar Real Estate Index ETF
28	Focus Morningstar Technology Index ETF
30	Focus Morningstar Utilities Index ETF

31	Statements of Assets and Liabilities
33	Statements of Operations
35	Statements of Changes in Net Assets
40	Financial Highlights
44	Notes to Financial Statements
55	Expense Examples
57	Proxy Voting & Quarterly Portfolio Holdings Information

Shares of the Trust are not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the shares of the Trust or any member of the public regarding the advisability of trading in the product(s). Morningstar has no obligation to take the needs of FocusShares, LLC (in its capacity as licensee of the underlying indexes, the “licensee”) or the owners of the shares of the Trust into consideration in determining, composing or calculating the underlying indexes. Morningstar is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the shares of the trust to be listed or in the determination or calculation of the equation by which the shares of the trust are to be converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the shares of the trust.

Morningstar does not guarantee the accuracy and/or the completeness of the underlying indexes or any data included therein and Morningstar shall have no liability for any errors, omissions, or interruptions therein. Morningstar makes no warranty, express or implied, as to results to be obtained by licensee, owners of the shares of the trust, or any other person or entity from the use of the underlying indexes or any data included therein. Morningstar makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the underlying indexes or any data included therein, without limiting any of the foregoing, in no event shall Morningstar have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Morningstar and Licensee.

Morningstar® is a registered trademark of Morningstar, Inc. Morningstar Basic MaterialsSM, Morningstar Communication ServicesSM, Morningstar Consumer CyclicalSM, Morningstar Consumer DefensiveSM, Morningstar EnergySM, Morningstar Financial ServicesSM, Morningstar Health CareSM, Morningstar IndustrialsSM, Morningstar Large CapSM, Morningstar Mid CapSM, Morningstar Real EstateSM, Morningstar Small CapSM, Morningstar TechnologySM, Morningstar US MarketSM, Morningstar UtilitiesSM are service marks of Morningstar, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Not FDIC Insured  •  No Bank Guarantee  •  May Lose Value

The views in this report were those of the Fund’s manager as of the publication of the report and may not necessarily reflect his views on the date of publication or anytime thereafter. These views are intended to assist shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

Foreside Funds Services, LLC, distributor

An investment in the Funds is subject to investment risk, including the possible loss of principal amount invested. The risks associated with the Funds are detailed in the prospectus which include: market risk, index risk, index tracking risk, concentration risk, and non-diversification risk. Sector funds tend to be riskier and more volatile than the broad market because they are less diversified. Investing in mid and small capitalization companies may be more volatile than those of larger companies. Concentrated fund investments will subject the fund to a greater risk of loss as a result of adverse economic, business and other developments than if its investments were diversified across different industry sectors. See prospectus for specified risks factors regarding each sector.

FocusShares Trust

Allocation of Portfolio Holdings & Industries
April 30, 2012 (Unaudited)

Focus Morningstar US Market Index ETF (Ticker: FMU)

The Focus Morningstar US Market Index Fund ETF seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar US Market Index (the “Underlying Index”). The Underlying Index measures the performance of United States (“US”), publicly traded companies as determined by Morningstar Inc.’s (“Morningstar”) proprietary index methodology. The Underlying Index measures the performance of 1,568 stocks issued by large-, mid-, and small-capitalization companies that are domiciled or principally traded in the US. The Morningstar index methodology defines the “US Market” as those stocks that form the top 97% of the market capitalization of the stocks eligible to be included in the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy. Due to the use of representative sampling, the fund may or may not hold all of the securities in the index.

Largest Equity Holdings
Company	% of Net Assets
Apple, Inc.	3.6%
Exxon Mobil Corp.	2.8%
International Business Machines Corp.	1.6%
Microsoft Corp.	1.6%
Chevron Corp.	1.4%
General Electric Co.	1.4%
AT&T, Inc.	1.3%
Johnson & Johnson	1.2%
Pfizer, Inc.	1.2%
Procter & Gamble Co./The	1.2%

Industry Holdings

% of Total Investments
Information Technology	19.5%
Financials	15.4%
Consumer Discretionary	12.0%
Health Care	11.4%
Industrials	11.2%
Energy	10.6%
Consumer Staples	9.7%
Materials	3.9%
Utilities	3.8%
Telecommunication Services	2.6%

Focus Morningstar Large Cap Index ETF (Ticker: FLG)

The Focus Morningstar Large Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Large Cap Index (the “Underlying Index”). The Underlying Index measures the performance of stocks issued by large-capitalization companies as determined by Morningstar Inc.’s (“Morningstar”) proprietary index methodology. The Underlying Index measures the performance of stocks issued by large-capitalization companies that are domiciled or principally traded in the United States, as determined by Morningstar’s proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks).

Largest Equity Holdings
Company	% of Net Assets
Apple, Inc.	5.0%
Exxon Mobil Corp.	3.8%
Microsoft Corp.	2.2%
International Business Machines Corp.	2.1%
Chevron Corp.	2.0%
General Electric Co.	1.9%
AT&T, Inc.	1.8%
Johnson & Johnson	1.6%
Pfizer, Inc.	1.6%
Procter & Gamble Co./The	1.6%

Industry Holdings
% of Total Investments
Information Technology	21.4%
Financials	13.9%
Energy	12.1%
Health Care	12.0%
Consumer Staples	11.3%
Consumer Discretionary	10.6%
Industrials	9.6%
Telecommunication Services	3.2%
Materials	3.1%
Utilities	3.0%

I

FocusShares Trust

Allocation of Portfolio Holdings & Industries
April 30, 2012 (Unaudited)

Focus Morningstar Mid Cap Index ETF (Ticker: FMM)

The Focus Morningstar Mid Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Mid Cap Index (the “Underlying Index”). The Underlying Index measures the performance of stocks issued by middle-capitalization companies as determined by Morningstar Inc.’s (“Morningstar”) proprietary index methodology. The Underlying Index measures the performance of stocks issued by middle-capitalization companies that are domiciled or principally traded in the United States, as determined by Morningstar’s proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index. The Morningstar index methodology defines “middle-capitalization” stocks as those stocks between the bottom 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks).

Largest Equity Holdings
Company	% of Net Assets
Ross Stores, Inc.	0.5%
Pioneer Natural Resources Co.	0.5%
Fastenal Co.	0.5%
O’Reilly Automotive, Inc.	0.5%
Discovery Communications, Inc.	0.5%
Ingersoll-Rand plc	0.5%
Fifth Third Bancorp	0.4%
SunTrust Banks, Inc.	0.4%
Chipotle Mexican Grill, Inc.	0.4%
Sara Lee Corp.	0.4%

Industry Holdings

% of Total Investments
Financials	17.6%
Consumer Discretionary	17.2%
Information Technology	14.7%
Industrials	13.8%
Health Care	9.7%
Energy	7.5%
Consumer Staples	6.5%
Materials	6.2%
Utilities	5.6%
Telecommunication Services	1.2%

Focus Morningstar Small Cap Index ETF (Ticker: FOS)

The Focus Morningstar Small Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Small Cap Index (the “Underlying Index”). The Underlying Index measures the performance of stocks issued by small-capitalization companies as determined by Morningstar Inc.’s (“Morningstar”) proprietary index methodology. The Underlying Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States, as determined by Morningstar’s proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index. The Underlying Index methodology defines “small-capitalization” stocks as those stocks between the bottom 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks).

Largest Equity Holdings
Company	% of Net Assets
Superior Energy Services, Inc.	0.4%
United Rentals, Inc.	0.4%
Solutia, Inc.	0.3%
Amylin Pharmaceuticals, Inc.	0.3%
Human Genome Sciences, Inc.	0.3%
PulteGroup, Inc.	0.3%
Kilroy Realty Corp.	0.3%
Cytec Industries, Inc.	0.3%
BioMed Realty Trust, Inc.	0.3%
Signature Bank/NY	0.3%

Industry Holdings
% of Total Investments
Financials	22.9%
Information Technology	17.2%
Industrials	16.5%
Consumer Discretionary	13.4%
Health Care	12.2%
Energy	5.4%
Materials	4.8%
Utilities	3.8%
Consumer Staples	3.3%
Telecommunication Services	0.5%

II

FocusShares Trust

Allocation of Portfolio Holdings & Industries
April 30, 2012 (Unaudited)

Focus Morningstar Basic Materials Index ETF (Ticker: FBM)

The Focus Morningstar Basic Materials Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Basic Materials Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that manufacture chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing. The Morningstar Basic Materials Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that manufacture chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing that meet specific criteria developed by Morningstar Inc.

Largest Equity Holdings
Company	% of Net Assets
E.I. du Pont de Nemours & Co.	9.6%
Monsanto Co.	7.8%
Dow Chemical Co./The	7.6%
Freeport-McMoRan Copper & Gold, Inc.	6.9%
Newmont Mining Corp.	4.5%
Ecolab, Inc.	3.3%
Air Products & Chemicals, Inc.	3.3%
PPG Industries, Inc.	3.1%
Mosaic Co./The	3.0%
CF Industries Holdings, Inc.	2.7%

Largest Sub-Industry Holdings

% of Total Investments
Diversified Chemicals	25.1%
Specialty Chemicals	17.1%
Fertilizers & Agricultural Chemicals	14.2%
Diversified Metals & Mining	9.1%
Steel	6.8%
Gold	5.7%
Coal & Consumable Fuels	4.4%
Paper Products	4.0%
Industrial Gases	3.3%
Building Products	2.5%

Focus Morningstar Communication Services Index ETF (Ticker: FCQ)

The Focus Morningstar Communication Services Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Communication Services Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that provide communication services using fixed-line networks or those that provide wireless access and services. This sector also includes companies that provide Internet services such as access, navigation and internet related software and services. The Morningstar Communication Services Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that provide Internet services such as access, navigation and internet related software and services that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

Largest Equity Holdings
Company	% of Net Assets
AT&T, Inc.	21.0%
Verizon Communications, Inc.	13.1%
Comcast Corp., Class A	12.4%
American Tower Corp.	4.8%
Liberty Global, Inc.	4.7%
DIRECTV, Class A	4.7%
Time Warner Cable, Inc.	4.7%
CenturyLink, Inc.	4.5%
Crown Castle International Corp.	3.7%
Equinix, Inc.	2.9%

Sub-Industry Holdings
% of Total Investments
Integrated Telecommunication Services	42.6%
Cable & Satellite	32.0%
Wireless Telecommunication Services	12.0%
Specialized REITs	4.8%
Alternative Carriers	3.5%
Internet Software & Services	3.2%
Data Processing & Outsourced Services	0.9%
Application Software	0.5%
Communications Equipment	0.5%

III

FocusShares Trust

Allocation of Portfolio Holdings & Industries
April 30, 2012 (Unaudited)

Focus Morningstar Consumer Cyclical Index ETF (Ticker: FCL)

The Focus Morningstar Consumer Cyclical Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Cyclical Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and includes retail stores, auto and auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies. The Morningstar Consumer Cyclical Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of retail stores, auto and auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

Largest Equity Holdings
Company	% of Net Assets
McDonald's Corp.	6.3%
Amazon.com, Inc.	5.1%
Home Depot, Inc./The	5.0%
Walt Disney Co./The	4.5%
eBay, Inc.	2.9%
News Corp.	2.8%
Starbucks Corp.	2.7%
NIKE, Inc., Class B	2.6%
Ford Motor Co.	2.6%
Lowe's Cos., Inc.	2.5%

Largest Sub-Industry Holdings

% of Total Investments
Restaurants	13.8%
Movies & Entertainment	11.6%
Internet Retail	8.1%
Home Improvement Retail	7.5%
Apparel Retail	6.7%
Apparel, Accessories & Luxury Goods	4.6%
Automobile Manufacturers	3.7%
Hotels, Resorts & Cruise Lines	3.4%
Specialty Stores	3.2%
Footwear	3.2%

Focus Morningstar Consumer Defensive Index ETF (Ticker: FCD)

The Focus Morningstar Consumer Defensive Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Defensive Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. This sector also includes companies that provide such services as education and training. The Morningstar Consumer Defensive Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. This sector also includes companies that provide such services as education and training that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

Largest Equity Holdings
Company	% of Net Assets
Procter & Gamble Co./The	11.4%
Coca-Cola Co./The	10.4%
Philip Morris International, Inc.	10.0%
PepsiCo, Inc.	6.7%
Wal-Mart Stores, Inc.	6.7%
Kraft Foods, Inc., Class A	4.6%
Altria Group, Inc.	4.3%
CVS Caremark Corp.	3.8%
Colgate-Palmolive Co.	2.9%
Costco Wholesale Corp.	2.5%

Largest Sub-Industry Holdings
% of Total Investments
Soft Drinks	18.9%
Household Products	17.7%
Tobacco	16.6%
Packaged Foods & Meats	15.4%
Hypermarkets & Super Centers	9.3%
Drug Retail	5.8%
General Merchandise Stores	4.1%
Food Retail	2.6%
Personal Products	2.4%
Agricultural Products	2.2%

IV

FocusShares Trust

Allocation of Portfolio Holdings & Industries
April 30, 2012 (Unaudited)

Focus Morningstar Energy Index ETF (Ticker: FEG)

The Focus Morningstar Energy Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Energy Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. This sector also includes companies engaged in the mining of coal. The Morningstar Energy Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. This sector also includes companies engaged in the mining of coal that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	21.6%
Chevron Corp.	11.6%
Schlumberger Ltd.	6.0%
ConocoPhillips	5.4%
Occidental Petroleum Corp.	4.7%
Apache Corp.	2.8%
Anadarko Petroleum Corp.	2.8%
National Oilwell Varco, Inc.	2.5%
Halliburton Co.	2.4%
EOG Resources, Inc.	2.3%

Sub-Industry Holdings

% of Total Investments
Integrated Oil & Gas	39.9%
Oil & Gas Exploration & Production	30.1%
Oil & Gas Equipment & Services	17.0%
Oil & Gas Storage & Transportation	5.5%
Oil & Gas Drilling	4.0%
Oil & Gas Refining & Marketing	3.9%
Gas Utilities	0.9%

Focus Morningstar Financial Services Index ETF (Ticker: FFL)

The Focus Morningstar Financial Services Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Financial Services Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that provide financial services, which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies. The Morningstar Financial Services Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that provide financial services, which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

Largest Equity Holdings
Company	% of Net Assets
Wells Fargo & Co.	8.9%
JPMorgan Chase & Co.	8.8%
Citigroup, Inc.	5.1%
Bank of America Corp.	4.4%
Berkshire Hathaway, Inc., Class B	4.2%
Visa, Inc., Class A	3.4%
American Express Co.	3.3%
U.S. Bancorp	3.3%
Goldman Sachs Group, Inc./The	2.6%
Mastercard, Inc., Class A	2.6%

Largest Sub-Industry Holdings
% of Total Investments
Other Diversified Financial Services	18.3%
Property & Casualty Insurance	12.9%
Diversified Banks	12.6%
Regional Banks	11.4%
Asset Management & Custody Banks	8.7%
Data Processing & Outsourced Services	6.6%
Consumer Finance	6.4%
Life & Health Insurance	6.3%
Investment Banking & Brokerage	5.7%
Multi-line Insurance	2.9%

V

FocusShares Trust

Allocation of Portfolio Holdings & Industries
April 30, 2012 (Unaudited)

Focus Morningstar Health Care Index ETF (Ticker: FHC)

The Focus Morningstar Health Care Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Health Care Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies involved in biotechnology, pharmaceuticals, research services, home health care, hospitals, long-term care facilities, and medical equipment and supplies. The Morningstar Health Care Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies involved in biotechnology, pharmaceuticals, research services, home health care, hospitals, long-term care facilities, and medical equipment and supplies that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

Largest Equity Holdings
Company	% of Net Assets
Johnson & Johnson	10.7%
Pfizer, Inc.	10.6%
Merck & Co., Inc.	7.3%
Abbott Laboratories	5.8%
Amgen, Inc.	3.8%
UnitedHealth Group, Inc.	3.6%
Bristol-Myers Squibb Co.	3.5%
Express Scripts Holding Co.	2.7%
Eli Lilly & Co.	2.4%
Medtronic, Inc.	2.4%

Largest Sub-Industry Holdings

% of Total Investments
Pharmaceuticals	46.3%
Health Care Equipment	15.5%
Biotechnology	14.8%
Managed Health Care	8.7%
Health Care Services	5.1%
Health Care Distributors	3.7%
Life Sciences Tools & Services	3.3%
Health Care Facilities	1.4%
Health Care Supplies	1.1%
Office Services & Supplies	0.1%

Focus Morningstar Industrials Index ETF (Ticker: FIL)

The Focus Morningstar Industrials Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Industrials Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms, as well as companies engaged in transportations and logistic services. The Morningstar Industrials Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms, as well as companies engaged in transportations and logistic services that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

Largest Equity Holdings
Company	% of Net Assets
General Electric Co.	11.6%
United Technologies Corp.	3.6%
Caterpillar, Inc.	3.4%
3M Co.	3.2%
United Parcel Service, Inc., Class B	3.2%
Union Pacific Corp.	3.0%
Boeing Co./The	2.9%
Honeywell International, Inc.	2.4%
Emerson Electric Co.	2.2%
Praxair, Inc.	2.0%

Largest Sub-Industry Holdings
% of Total Investments
Aerospace & Defense	18.7%
Industrial Conglomerates	18.1%
Industrial Machinery	9.8%
Construction & Farm Machinery & Heavy Trucks	8.9%
Railroads	6.3%
Air Freight & Logistics	6.0%
Data Processing & Outsourced Services	5.5%
Electrical Components & Equipment	4.8%
Environmental & Facilities Services	2.4%
Industrial Gases	2.3%

VI

FocusShares Trust

Allocation of Portfolio Holdings & Industries
April 30, 2012 (Unaudited)

Focus Morningstar Real Estate Index ETF (Ticker: FRL)

The Focus Morningstar Real Estate Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Real Estate Index (the “Underlying index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of mortgage companies, property management companies and REITs. The Morningstar Real Estate Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of mortgage companies, property management companies and REITs that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

Largest Equity Holdings
Company	% of Net Assets
Simon Property Group, Inc.	9.7%
Public Storage	4.3%
Equity Residential	3.9%
Ventas, Inc.	3.6%
HCP, Inc.	3.6%
Prologis, Inc.	3.5%
Vornado Realty Trust	3.4%
Annaly Capital Management, Inc.	3.4%
Boston Properties, Inc.	3.4%
AvalonBay Communities, Inc.	2.9%

Largest Sub-Industry Holdings

% of Total Investments
Specialized REITs	27.4%
Retail REITs	23.0%
Residential REITs	15.5%
Office REITs	13.2%
Mortgage REITs	7.7%
Diversified REITs	5.9%
Industrial REITs	4.3%
Real Estate Services	1.9%
Real Estate Operating Companies	0.4%
Internet Software & Services	0.4%

Focus Morningstar Technology Index ETF (Ticker: FTQ)

The Focus Morningstar Technology Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Technology Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services and companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components. The Morningstar Technology Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services and companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

Largest Equity Holdings
Company	% of Net Assets
Apple, Inc.	20.0%
Microsoft Corp.	8.9%
International Business Machines Corp.	8.4%
Google, Inc., Class A	5.8%
Intel Corp.	5.3%
Oracle Corp.	4.2%
Cisco Systems, Inc.	4.0%
QUALCOMM, Inc.	4.0%
EMC Corp.	2.1%
Hewlett-Packard Co.	1.8%

Largest Sub-Industry Holdings
% of Total Investments
Computer Hardware	23.0%
Systems Software	15.7%
Semiconductors	12.1%
IT Consulting & Other Services	11.8%
Communications Equipment	10.7%
Internet Software & Services	7.8%
Application Software	5.3%
Computer Storage & Peripherals	4.0%
Semiconductor Equipment	1.6%
Electronic Components	1.3%

VII

FocusShares Trust

Allocation of Portfolio Holdings & Industries
April 30, 2012 (Unaudited)

Focus Morningstar Utilities Index ETF (Ticker: FUI)

The Focus Morningstar Utilities Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Utilities Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of electric, gas, and water utilities. The Morningstar Utilities Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that are electric, gas, and water utilities that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

Largest Equity Holdings
Company	% of Net Assets
Southern Co./The	7.6%
Exelon Corp.	6.4%
Dominion Resources, Inc.	5.7%
Duke Energy Corp.	5.4%
NextEra Energy, Inc.	5.2%
FirstEnergy Corp.	3.8%
American Electric Power Co., Inc.	3.6%
PG&E Corp.	3.5%
Consolidated Edison, Inc.	3.3%
Public Service Enterprise Group, Inc.	3.0%

Sub-Industry Holdings
% of Total Investments
Electric Utilities	54.0%
Multi-Utilities	34.8%
Gas Utilities	5.0%
Independent Power Producers & Energy Traders	4.1%
Water Utilities	1.8%
Oil & Gas Storage & Transportation	0.3%

VIII

FocusShares Trust
Focus Morningstar US Market Index ETF
Summary Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.1%
885	3M Co. (Industrials)	0.4%	$79,084
2,113	Abbott Laboratories (Health Care)	0.7%	131,133
2,830	Altria Group, Inc. (Consumer Staples)	0.5%	91,154
477	Amazon.com, Inc.* (Consumer Discretionary)	0.6%	110,616
1,410	American Express Co. (Financials)	0.4%	84,896
1,192	Amgen, Inc. (Health Care)	0.4%	84,763
1,255	Apple, Inc.* (Information Technology)	3.6%	733,221
8,033	AT&T, Inc. (Telecommunication Services)	1.3%	264,366
13,763	Bank of America Corp. (Financials)	0.6%	111,618
1,332	Berkshire Hathaway, Inc., Class B* (Financials)	0.5%	107,159
2,321	Bristol-Myers Squibb Co. (Health Care)	0.4%	77,452
818	Caterpillar, Inc. (Industrials)	0.4%	84,066
2,731	Chevron Corp. (Energy)	1.4%	291,015
7,320	Cisco Systems, Inc. (Information Technology)	0.7%	147,498
3,948	Citigroup, Inc. (Financials)	0.7%	130,442
2,816	Coca-Cola Co./The (Consumer Staples)	1.1%	214,917
2,817	Comcast Corp., Class A (Consumer Discretionary)	0.4%	85,440
1,646	ConocoPhillips (Energy)	0.6%	117,903
1,817	CVS Caremark Corp. (Consumer Staples)	0.4%	81,075
2,732	EMC Corp.* (Information Technology)	0.4%	77,070
6,505	Exxon Mobil Corp. (Energy)	2.8%	561,642
14,416	General Electric Co. (Industrials)	1.4%	282,265
345	Google, Inc., Class A* (Information Technology)	1.0%	208,804
2,088	Home Depot, Inc./The (Consumer Discretionary)	0.5%	108,138
6,892	Intel Corp. (Information Technology)	1.0%	195,733
1,598	International Business Machines Corp. (Information Technology)	1.6%	330,914
3,717	Johnson & Johnson (Health Care)	1.2%	241,940
5,200	JPMorgan Chase & Co. (Financials)	1.1%	223,496
2,276	Kraft Foods, Inc., Class A (Consumer Staples)	0.5%	90,744
1,412	McDonald’s Corp. (Consumer Discretionary)	0.7%	137,599
4,208	Merck & Co., Inc. (Health Care)	0.8%	165,122

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
10,135	Microsoft Corp. (Information Technology)	1.6%	$324,523
1,101	Occidental Petroleum Corp. (Energy)	0.5%	100,433
5,252	Oracle Corp. (Information Technology)	0.8%	154,356
2,123	PepsiCo, Inc. (Consumer Staples)	0.7%	140,118
10,458	Pfizer, Inc. (Health Care)	1.2%	239,802
2,370	Philip Morris International, Inc. (Consumer Staples)	1.1%	212,139
3,715	Procter & Gamble Co./The (Consumer Staples)	1.2%	236,423
2,268	QUALCOMM, Inc. (Information Technology)	0.7%	144,789
1,849	Schlumberger Ltd. (Energy)	0.7%	137,085
2,625	U.S. Bancorp (Financials)	0.4%	84,446
674	Union Pacific Corp. (Industrials)	0.4%	75,785
1,040	United Parcel Service, Inc., Class B (Industrials)	0.4%	81,266
1,078	United Technologies Corp. (Industrials)	0.4%	88,008
1,451	UnitedHealth Group, Inc. (Health Care)	0.4%	81,474
3,811	Verizon Communications, Inc. (Telecommunication Services)	0.8%	153,888
712	Visa, Inc., Class A (Information Technology)	0.4%	87,562
2,416	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	142,327
2,341	Walt Disney Co./The (Consumer Discretionary)	0.5%	100,921
6,774	Wells Fargo & Co. (Financials)	1.1%	226,455
326,452	Other Common Stocks	58.0%	11,676,108
	Total Common Stocks (Cost $18,413,118)		20,139,193
	Total Investment Securities (Cost $18,413,118) – 100.1%		20,139,193
	Liabilities in excess of other assets – (0.1%)		(29,346)
	Net Assets – 100.0%		$20,109,847
*	Non-income producing security.

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,953,383
Aggregate gross unrealized depreciation	(280,565)
Net unrealized appreciation	$1,672,818
Federal income tax cost of investments	$18,466,375

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Summary Schedule of Portfolio Investments (continued)
April 30, 2012 (Unaudited)

Focus Morningstar US Market Index ETF invested, as a percentage of net assets, in the following industries, as of April 30, 2012:

Consumer Discretionary	12.0%
Consumer Staples	9.7%
Energy	10.6%
Financials	15.4%
Health Care	11.4%
Industrials	11.2%
Information Technology	19.5%
Materials	3.9%
Telecommunication Services	2.6%
Utilities	3.8%
Other[1]	(0.1%)
100.0%
[1]	Represents net other assets (liabilities).

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Summary Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.2%
480	3M Co. (Industrials)	0.5%	$42,893
1,162	Abbott Laboratories (Health Care)	0.9%	72,114
1,527	Altria Group, Inc. (Consumer Staples)	0.6%	49,185
263	Amazon.com, Inc.* (Consumer Discretionary)	0.8%	60,990
768	American Express Co. (Financials)	0.6%	46,241
654	Amgen, Inc. (Health Care)	0.6%	46,506
692	Apple, Inc.* (Information Technology)	5.0%	404,294
4,433	AT&T, Inc. (Telecommunication Services)	1.8%	145,890
7,529	Bank of America Corp. (Financials)	0.8%	61,060
728	Berkshire Hathaway, Inc., Class B* (Financials)	0.7%	58,568
1,282	Bristol-Myers Squibb Co. (Health Care)	0.5%	42,780
437	Caterpillar, Inc. (Industrials)	0.6%	44,910
1,496	Chevron Corp. (Energy)	2.0%	159,414
4,012	Cisco Systems, Inc. (Information Technology)	1.0%	80,842
2,163	Citigroup, Inc. (Financials)	0.9%	71,465
1,558	Coca-Cola Co./ The (Consumer Staples)	1.5%	118,906
1,559	Comcast Corp., Class A (Consumer Discretionary)	0.6%	47,284
920	ConocoPhillips (Energy)	0.8%	65,900
972	CVS Caremark Corp. (Consumer Staples)	0.5%	43,370
1,522	EMC Corp.* (Information Technology)	0.5%	42,936
3,577	Exxon Mobil Corp. (Energy)	3.8%	308,838
7,879	General Electric Co. (Industrials)	1.9%	154,271
192	Google, Inc., Class A* (Information Technology)	1.4%	116,204
1,150	Home Depot, Inc./The (Consumer Discretionary)	0.7%	59,558
3,800	Intel Corp. (Information Technology)	1.3%	107,920
821	International Business Machines Corp. (Information Technology)	2.1%	170,013
2,041	Johnson & Johnson (Health Care)	1.6%	132,849
2,836	JPMorgan Chase & Co. (Financials)	1.5%	121,891
1,318	Kraft Foods, Inc., Class A (Consumer Staples)	0.6%	52,549
770	McDonald’s Corp. (Consumer Discretionary)	0.9%	75,036
2,294	Merck & Co., Inc. (Health Care)	1.1%	90,017

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
5,578	Microsoft Corp. (Information Technology)	2.2%	$178,608
604	Occidental Petroleum Corp. (Energy)	0.7%	55,097
2,902	Oracle Corp. (Information Technology)	1.1%	85,290
1,167	PepsiCo, Inc. (Consumer Staples)	1.0%	77,022
5,736	Pfizer, Inc. (Health Care)	1.6%	131,526
1,285	Philip Morris International, Inc. (Consumer Staples)	1.4%	115,020
2,050	Procter & Gamble Co./The (Consumer Staples)	1.6%	130,462
1,253	QUALCOMM, Inc. (Information Technology)	1.0%	79,992
996	Schlumberger Ltd. (Energy)	0.9%	73,843
1,427	U.S. Bancorp (Financials)	0.6%	45,907
360	Union Pacific Corp. (Industrials)	0.5%	40,478
539	United Parcel Service, Inc., Class B (Industrials)	0.5%	42,117
590	United Technologies Corp. (Industrials)	0.6%	48,168
803	UnitedHealth Group, Inc. (Health Care)	0.6%	45,088
2,109	Verizon Communications, Inc. (Telecommunication Services)	1.1%	85,161
390	Visa, Inc., Class A (Information Technology)	0.6%	47,962
1,303	Wal-Mart Stores, Inc. (Consumer Staples)	0.9%	76,760
1,242	Walt Disney Co./The (Consumer Discretionary)	0.7%	53,543
3,719	Wells Fargo & Co. (Financials)	1.5%	124,326
77,655	Other Common Stocks	43.0%	3,474,846
	Total Common Stocks (Cost $7,612,058)		8,105,910
	Total Investment Securities (Cost $7,612,058) – 100.2%		8,105,910
	Liabilities in excess of other assets – (0.2%)		(15,832)
	Net Assets – 100.0%		$8,090,078
*	Non-income producing security.

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$730,973
Aggregate gross unrealized depreciation	(244,039)
Net unrealized appreciation	$486,934
Federal income tax cost of investments	$7,618,976

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Summary Schedule of Portfolio Investments  (continued)
April 30, 2012 (Unaudited)

Focus Morningstar Large Cap Index ETF invested, as a percentage of net assets, in the following industries, as of April 30, 2012:

Consumer Discretionary	10.6%
Consumer Staples	11.3%
Energy	12.1%
Financials	13.9%
Health Care	12.0%
Industrials	9.6%
Information Technology	21.4%
Materials	3.1%
Telecommunication Services	3.2%
Utilities	3.0%
Other[1]	(0.2%)
100.0%
[1]	Represents net other assets (liabilities).

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Summary Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.0%
458	AmerisourceBergen Corp. (Health Care)	0.3%	$17,042
526	Analog Devices, Inc. (Information Technology)	0.4%	20,503
252	Cerner Corp.* (Health Care)	0.4%	20,435
55	Chipotle Mexican Grill, Inc.* (Consumer Discretionary)	0.4%	22,778
732	ConAgra Foods, Inc. (Consumer Staples)	0.4%	18,900
183	Concho Resources, Inc.* (Energy)	0.4%	19,614
279	Cooper Industries plc (Industrials)	0.3%	17,457
210	Dollar Tree, Inc.* (Consumer Discretionary)	0.4%	21,349
328	Dover Corp. (Industrials)	0.4%	20,553
140	F5 Networks, Inc.* (Information Technology)	0.4%	18,750
521	Fastenal Co. (Industrials)	0.5%	24,393
1,619	Fifth Third Bancorp (Financials)	0.4%	23,038
250	Fiserv, Inc.* (Information Technology)	0.3%	17,572
300	Fluor Corp. (Industrials)	0.3%	17,325
424	FMC Technologies, Inc.* (Energy)	0.4%	19,928
604	Gap, Inc./The (Consumer Discretionary)	0.3%	17,214
275	Genuine Parts Co. (Consumer Discretionary)	0.3%	17,815
410	Harley-Davidson, Inc. (Consumer Discretionary)	0.4%	21,455
371	Health Care REIT, Inc. (REIT) (Financials)	0.4%	21,021
1,247	Host Hotels & Resorts, Inc. (REIT) (Financials)	0.4%	20,750
551	Ingersoll-Rand plc (Industrials)	0.5%	23,429
796	Invesco Ltd. (Financials)	0.4%	19,773
1,012	Liberty Interactive Corp., Class A* (Consumer Discretionary)	0.4%	19,066
208	Liberty Media Corp. – Liberty Capital, Class A* (Consumer Discretionary)	0.4%	18,188
222	M&T Bank Corp. (Financials)	0.4%	19,152
598	Mattel, Inc. (Consumer Discretionary)	0.4%	20,093
268	Monster Beverage Corp.* (Consumer Staples)	0.3%	17,409
342	Murphy Oil Corp. (Energy)	0.4%	18,800
461	Noble Corp.* (Energy)	0.3%	17,546
549	Northeast Utilities (Utilities)	0.4%	20,187
384	Northern Trust Corp. (Financials)	0.4%	18,275

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
227	O’Reilly Automotive, Inc.* (Consumer Discretionary)	0.5%	$23,939
572	Paychex, Inc. (Information Technology)	0.3%	17,721
215	Pioneer Natural Resources Co. (Energy)	0.5%	24,901
284	Range Resources Corp. (Energy)	0.4%	18,931
341	Red Hat, Inc.* (Information Technology)	0.4%	20,327
129	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.3%	17,448
253	Rockwell Automation, Inc. (Industrials)	0.4%	19,567
169	Roper Industries, Inc. (Industrials)	0.3%	17,221
408	Ross Stores, Inc. (Consumer Discretionary)	0.5%	25,129
1,033	Sara Lee Corp. (Consumer Staples)	0.4%	22,767
713	Seagate Technology plc (Information Technology)	0.4%	21,932
154	Sherwin-Williams Co./The (Materials)	0.4%	18,523
296	Stanley Black & Decker, Inc. (Industrials)	0.4%	21,655
1,235	Staples, Inc. (Consumer Discretionary)	0.4%	19,019
345	Starwood Hotels & Resorts Worldwide, Inc. (Consumer Discretionary)	0.4%	20,424
946	SunTrust Banks, Inc. (Financials)	0.4%	22,969
297	Teradata Corp.* (Information Technology)	0.4%	20,725
943	Weyerhaeuser Co. (REIT) (Financials)	0.4%	19,199
316	Zimmer Holdings, Inc. (Health Care)	0.4%	19,886
149,573	Other Common Stocks	80.6%	4,167,612
	Total Common Stocks (Cost $4,976,592)		5,169,705
	Money Market Fund – 0.0%†
966	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $966)		966
	Total Investment Securities (Cost $4,977,558) – 100.0%		5,170,671
	Liabilities in excess of other assets – (0.0%)†		(1,948)
	Net Assets – 100.0%		$5,168,723
*	Non-income producing security.
†	Amount represents less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Summary Schedule of Portfolio Investments  (continued)
April 30, 2012 (Unaudited)

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$573,294
Aggregate gross unrealized depreciation	(395,067)
Net unrealized appreciation	$178,227
Federal income tax cost of investments	$4,992,444

Focus Morningstar Mid Cap Index ETF invested, as a percentage of net assets, in the following industries, as of April 30, 2012:

Consumer Discretionary	17.2%
Consumer Staples	6.5%
Energy	7.5%
Financials	17.6%
Health Care	9.7%
Industrials	13.8%
Information Technology	14.7%
Materials	6.2%
Telecommunication Services	1.2%
Utilities	5.6%
Other[1]	0.0%†
100.0%
[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Summary Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.0%
656	Amylin Pharmaceuticals, Inc.* (Health Care)	0.3%	$16,997
762	Ariad Pharmaceuticals, Inc.* (Health Care)	0.2%	12,421
632	Ascena Retail Group, Inc.* (Consumer Discretionary)	0.3%	12,943
173	athenahealth, Inc.* (Health Care)	0.2%	12,534
760	BioMed Realty Trust, Inc. (REIT) (Financials)	0.3%	15,063
399	Brinker International, Inc. (Consumer Discretionary)	0.2%	12,557
291	Cabot Corp. (Materials)	0.2%	12,551
227	Carpenter Technology Corp. (Materials)	0.2%	12,635
250	Carter’s, Inc.* (Consumer Discretionary)	0.3%	13,575
697	CBL & Associates Properties, Inc. (REIT) (Financials)	0.3%	12,985
746	Cheniere Energy, Inc.* (Energy)	0.3%	13,659
832	Chico’s FAS, Inc. (Consumer Discretionary)	0.2%	12,780
242	City National Corp./CA (Financials)	0.3%	12,889
493	Corrections Corp. of America* (Industrials)	0.3%	14,243
303	Cubist Pharmaceuticals, Inc.* (Health Care)	0.2%	12,811
429	CVR Energy, Inc.* (Energy)	0.3%	13,024
246	Cytec Industries, Inc. (Materials)	0.3%	15,638
467	Extra Space Storage, Inc. (REIT) (Financials)	0.3%	14,173
386	Hancock Holding Co. (Financials)	0.2%	12,421
459	Hatteras Financial Corp. (REIT) (Financials)	0.3%	13,371
475	Hawaiian Electric Industries, Inc. (Utilities)	0.2%	12,606
487	Hexcel Corp.* (Industrials)	0.3%	13,334
359	Highwoods Properties, Inc. (REIT) (Financials)	0.2%	12,468
239	Home Properties, Inc. (REIT) (Financials)	0.3%	14,591
1,142	Human Genome Sciences, Inc.* (Health Care)	0.3%	16,799
332	Kilroy Realty Corp. (REIT) (Financials)	0.3%	15,753

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
232	Landstar System, Inc. (Industrials)	0.2%	$12,428
1,763	MFA Financial, Inc. (REIT) (Financials)	0.3%	13,011
184	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.2%	12,525
475	National Retail Properties, Inc. (REIT) (Financials)	0.3%	13,006
264	Post Properties, Inc. (REIT) (Financials)	0.2%	12,857
145	ProAssurance Corp. (Financials)	0.2%	12,773
1,670	PulteGroup, Inc.* (Consumer Discretionary)	0.3%	16,433
289	Questcor Pharmaceuticals, Inc.* (Health Care)	0.3%	12,976
206	Regal-Beloit Corp. (Industrials)	0.3%	13,934
263	Rosetta Resources, Inc.* (Energy)	0.3%	13,221
263	Salix Pharmaceuticals Ltd.* (Health Care)	0.3%	12,992
1,129	Service Corp. International (Consumer Discretionary)	0.3%	13,074
229	Signature Bank/NY* (Financials)	0.3%	15,043
271	Six Flags Entertainment Corp. (Consumer Discretionary)	0.3%	12,984
284	SolarWinds, Inc.* (Information Technology)	0.3%	13,322
601	Solutia, Inc. (Materials)	0.3%	17,032
766	Superior Energy Services, Inc.* (Energy)	0.4%	20,621
214	SVB Financial Group* (Financials)	0.3%	13,715
425	Tanger Factory Outlet Centers (REIT) (Financials)	0.3%	13,311
201	Teleflex, Inc. (Health Care)	0.2%	12,597
397	United Rentals, Inc.* (Industrials)	0.4%	18,532
112	Valmont Industries, Inc. (Industrials)	0.3%	13,880
212	WellCare Health Plans, Inc.* (Health Care)	0.3%	12,970
213	WESCO International, Inc.* (Industrials)	0.3%	14,141
222,202	Other Common Stocks	86.3%	4,341,907
	Total Common Stocks (Cost $4,896,176)		5,034,106

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Summary Schedule of Portfolio Investments  (continued)
April 30, 2012 (Unaudited)

Shares		Value
	Money Market Fund – 0.0%†
84	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $84)	$84
	Total Investment Securities (Cost $4,896,260) – 100.0%	5,034,190
	Liabilities in excess of other assets – (0.0%)†	(30)
	Net Assets – 100.0%	$5,034,160
*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT  Real Estate Investment Trust

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$553,922
Aggregate gross unrealized depreciation	(429,315)
Net unrealized appreciation	$124,607
Federal income tax cost of investments	$4,909,583

Focus Morningstar Small Cap Index ETF invested, as a percentage of net assets, in the following industries, as of April 30, 2012:

Consumer Discretionary	13.4%
Consumer Staples	3.3%
Energy	5.4%
Financials	22.9%
Health Care	12.2%
Industrials	16.5%
Information Technology	17.2%
Materials	4.8%
Telecommunication Services	0.5%
Utilities	3.8%
Other[1]	0.0%†
100.0%
[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Basic Materials Index ETF
Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Aluminum – 2.3%
9,007	Alcoa, Inc.	$87,638
531	Century Aluminum Co.*	4,885
142	Kaiser Aluminum Corp.	7,465
		99,988
	Building Products – 2.5%
183	Armstrong World Industries, Inc.	8,060
413	Lennox International, Inc.	17,924
3,046	Masco Corp.	40,146
963	Owens Corning*	33,079
562	USG Corp.*	10,144
		109,353
	Coal & Consumable Fuels – 4.4%
1,862	Alpha Natural Resources, Inc.*	30,034
1,805	Arch Coal, Inc.	17,617
516	Cloud Peak Energy, Inc.*	7,941
1,913	CONSOL Energy, Inc.	63,588
773	Patriot Coal Corp.*	4,507
2,294	Peabody Energy Corp.	71,366
		195,053
	Commodity Chemicals – 0.3%
167	Kronos Worldwide, Inc.	3,964
166	Westlake Chemical Corp.	10,616
		14,580
	Construction Materials – 2.1%
381	Eagle Materials, Inc.	13,419
384	Martin Marietta Materials, Inc.	31,826
200	Texas Industries, Inc.	6,722
989	Vulcan Materials Co.	42,339
		94,306
	Diversified Chemicals – 25.1%
498	Cabot Corp.	21,479
9,945	Dow Chemical Co./The	336,936
7,904	E.I. du Pont de Nemours & Co.	422,548
1,098	Eastman Chemical Co.	59,259
597	FMC Corp.	65,939
1,633	Huntsman Corp.	23,123
605	Olin Corp.	12,681
1,309	PPG Industries, Inc.	137,759
1,029	Solutia, Inc.	29,162
		1,108,886
	Diversified Metals & Mining – 9.1%
227	AMCOL International Corp.	7,482
277	Compass Minerals International, Inc.	21,196
7,975	Freeport-McMoRan Copper & Gold, Inc.	305,442
446	Globe Specialty Metals, Inc.	5,95

Shares		Value
	Common Stocks (continued)
515	Molycorp, Inc.*	$13,936
702	Titanium Metals Corp.	10,368
529	Walter Energy, Inc.	35,078
		399,452
	Fertilizers & Agricultural Chemicals – 14.2%
609	CF Industries Holdings, Inc.	117,574
444	Intrepid Potash, Inc.*	11,033
4,532	Monsanto Co.	345,248
2,514	Mosaic Co./The	132,789
349	Scotts Miracle-Gro Co./The, Class A	18,288
		624,932
	Forest Products – 0.4%
107	Deltic Timber Corp.	6,535
1,154	Louisiana-Pacific Corp.*	10,444
		16,979
	Gold – 5.7%
693	Allied Nevada Gold Corp.*	20,298
4,155	Newmont Mining Corp.	197,986
499	Royal Gold, Inc.	30,918
		249,202
	Industrial Gases – 3.3%
1,683	Air Products & Chemicals, Inc.	143,880
	Industrial Machinery – 0.3%
680	Harsco Corp.	15,164
	Multi-Utilities – 0.8%
1,472	MDU Resources Group, Inc.	33,768
	Paper Packaging – 0.6%
850	Sonoco Products Co.	28,160
	Paper Products – 4.0%
626	AbitibiBowater, Inc.*	8,295
333	Buckeye Technologies, Inc.	10,793
195	Clearwater Paper Corp.*	6,429
309	Domtar Corp.	27,031
3,425	International Paper Co.	114,087
137	Schweitzer-Mauduit International, Inc.	9,291
		175,926
	Precious Metals & Minerals – 0.8%
760	Coeur d’Alene Mines Corp.*	16,378
2,363	Hecla Mining Co.	10,114
976	Stillwater Mining Co.*	10,472
		36,964
	Specialty Chemicals – 17.1%
752	Albemarle Corp.	49,106
602	Ashland, Inc.	39,654
245	Balchem Corp.	7,080
1,328	Celanese Corp.	64,355

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Basic Materials Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
817	Chemtura Corp.*	$13,905
420	Cytec Industries, Inc.	26,699
2,295	Ecolab, Inc.	146,169
419	H.B. Fuller Co.	13,785
184	Innophos Holdings, Inc.	9,047
680	International Flavors & Fragrances, Inc.	40,943
150	Minerals Technologies, Inc.	10,065
80	NewMarket Corp.	17,858
274	OM Group, Inc.*	6,609
769	PolyOne Corp.	10,658
585	Rockwood Holdings, Inc.*	32,374
1,111	RPM International, Inc.	29,519
424	Sensient Technologies Corp.	15,752
740	Sherwin-Williams Co./The	89,007
875	Sigma-Aldrich Corp.	62,038
48	Valhi, Inc.	2,594
737	Valspar Corp.	37,698
522	W.R. Grace & Co.*	31,116
		756,031
	Steel – 6.8%
926	AK Steel Holding Corp.	6,871
1,212	Cliffs Natural Resources, Inc.	75,459
979	Commercial Metals Co.	14,470
2,415	Nucor Corp.	94,692
629	Reliance Steel & Aluminum Co.	35,155

Shares			Value
	Common Stocks (continued)
205	Schnitzer Steel Industries, Inc., Class A		$8,173
1,849	Steel Dynamics, Inc.		23,612
1,215	United States Steel Corp.		34,421
454	Worthington Industries, Inc.		8,099
			300,952
	Trading Companies & Distributors – 0.2%
391	Beacon Roofing Supply, Inc.*		10,436
	Total Common Stocks (Cost $4,774,478)		4,414,012
	Total Investment Securities (Cost $4,774,478) – 100.0%		4,414,012
	Other assets less liabilities – 0.0	%†	744
	Net Assets – 100.0%		$4,414,756
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$360,225
Aggregate gross unrealized depreciation	(736,931)
Net unrealized depreciation	$(376,706)
Federal income tax cost of investments	$4,790,718

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Communication Services Index ETF
Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Alternative Carriers – 3.5%
462	AboveNet, Inc.*	$38,425
3,154	Level 3 Communications, Inc.*	72,731
3,032	tw telecom, inc.*	66,037
2,879	Vonage Holdings Corp.*	5,873
		183,066
	Application Software – 0.5%
2,412	TiVo, Inc.*	26,025
	Cable & Satellite – 32.0%
992	AMC Networks, Inc., Class A*	42,160
4,506	Cablevision Systems Corp., Class A	66,779
753	Charter Communications, Inc., Class A*	45,534
14,371	Comcast Corp., Class A	435,872
7,252	Comcast Corp., Special, Class A	216,327
5,021	DIRECTV, Class A*	247,385
4,150	DISH Network Corp., Class A	132,676
2,346	Liberty Global, Inc.*	112,444
2,740	Liberty Global, Inc., Class A*	136,479
3,064	Time Warner Cable, Inc.	246,499
		1,682,155
	Communications Equipment – 0.5%
908	InterDigital, Inc.	25,170
	Data Processing & Outsourced Services – 0.9%
1,306	NeuStar, Inc., Class A*	47,473
	Integrated Telecommunication Services – 42.6%
33,428	AT&T, Inc.	1,100,115
6,076	CenturyLink, Inc.	234,291
19,938	Frontier Communications Corp.	80,550
17,088	Verizon Communications, Inc.	690,013
11,530	Windstream Corp.	129,597
		2,234,566
	Internet Software & Services – 3.2%
2,156	EarthLink, Inc.	17,507
936	Equinix, Inc.*	153,691
		171,198

Shares		Value
	Common Stocks (continued)
	Specialized REITs – 4.8%
3,819	American Tower Corp.	$250,450
	Wireless Telecommunication Services – 12.0%
7,230	Clearwire Corp., Class A*	10,592
3,388	Crown Castle International Corp.*	191,795
6,381	MetroPCS Communications, Inc.*	46,581
3,419	NII Holdings, Inc.*	47,849
289	NTELOS Holdings Corp.	5,844
2,188	SBA Communications Corp., Class A*	117,583
59,784	Sprint Nextel Corp.*	148,264
2,028	Telephone & Data Systems, Inc.	49,260
297	United States Cellular Corp.*	11,648
		629,416
	Total Common Stocks (Cost $4,849,874)	5,249,519
	Total Investment Securities (Cost $4,849,874) – 100.0%	5,249,519
	Other assets less liabilities – 0.0%†	192
	Net Assets – 100.0%	$5,249,711
*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT  Real Estate Investment Trust

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$569,744
Aggregate gross unrealized depreciation	(330,757)
Net unrealized appreciation	$238,987
Federal income tax cost of investments	$5,010,532

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Summary Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.1%
649	Amazon.com, Inc.* (Internet Retail)	5.1%	$150,503
54	AutoZone, Inc.* (Automotive Retail)	0.7%	21,393
444	Bed Bath & Beyond, Inc.* (Homefurnishing Retail)	1.1%	31,253
202	BorgWarner, Inc.* (Auto Parts & Equipment)	0.5%	15,966
738	Carnival Corp. (Hotels, Resorts & Cruise Lines)	0.8%	23,978
1,115	CBS Corp., Class B (Broadcasting)	1.3%	37,185
57	Chipotle Mexican Grill, Inc.* (Restaurants)	0.8%	23,606
532	Coach, Inc. (Apparel, Accessories & Luxury Goods)	1.3%	38,921
259	Discovery Communications, Inc., Class A* (Broadcasting)	0.5%	14,095
2,038	eBay, Inc.* (Internet Software & Services)	2.9%	83,660
6,859	Ford Motor Co. (Automobile Manufacturers)	2.6%	77,370
629	Gap, Inc./The (Apparel Retail)	0.6%	17,926
1,063	General Motors Co.* (Automobile Manufacturers)	0.8%	24,449
428	Harley-Davidson, Inc. (Motorcycle Manufacturers)	0.8%	22,397
2,837	Home Depot, Inc./The (Home Improvement Retail)	5.0%	146,928
1,251	Johnson Controls, Inc. (Auto Parts & Equipment)	1.4%	39,995
440	Kohl’s Corp. (Department Stores)	0.8%	22,057
724	Las Vegas Sands Corp. (Casinos & Gaming)	1.4%	40,175
1,054	Liberty Interactive Corp., Class A* (Catalog Retail)	0.7%	19,858
216	Liberty Media Corp. – Liberty Capital, Class A* (Broadcasting)	0.6%	18,887
2,320	Lowe’s Cos., Inc. (Home Improvement Retail)	2.5%	73,011
469	Ltd. Brands, Inc. (Apparel Retail)	0.8%	23,309
773	Macy’s, Inc. (Department Stores)	1.1%	31,709
538	Marriott International, Inc., Class A (Hotels, Resorts & Cruise Lines)	0.7%	21,031
623	Mattel, Inc. (Leisure Products)	0.7%	20,933

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
1,899	McDonald’s Corp. (Restaurants)	6.3%	$185,057
540	McGraw-Hill Cos., Inc./The (Publishing)	0.9%	26,552
3,340	News Corp., Class A (Movies & Entertainment)	2.2%	65,464
800	News Corp., Class B (Movies & Entertainment)	0.5%	15,872
694	NIKE, Inc., Class B (Footwear)	2.6%	77,638
299	Nordstrom, Inc. (Department Stores)	0.6%	16,702
508	Omnicom Group, Inc. (Advertising)	0.9%	26,065
236	O’Reilly Automotive, Inc.* (Automotive Retail)	0.8%	24,889
92	priceline.com, Inc.* (Internet Retail)	2.4%	69,995
113	Ralph Lauren Corp. (Apparel, Accessories & Luxury Goods)	0.7%	19,466
425	Ross Stores, Inc. (Apparel Retail)	0.9%	26,176
6,897	Sirius XM Radio, Inc.* (Cable & Satellite)	0.5%	15,587
1,287	Staples, Inc. (Specialty Stores)	0.7%	19,820
1,368	Starbucks Corp. (Restaurants)	2.7%	78,496
359	Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Resorts & Cruise Lines)	0.7%	21,253
235	Tiffany & Co. (Specialty Stores)	0.6%	16,088
1,842	Time Warner, Inc. (Movies & Entertainment)	2.4%	69,001
1,388	TJX Cos., Inc. (Apparel Retail)	2.0%	57,893
131	Tractor Supply Co. (Specialty Stores)	0.4%	12,892
159	VF Corp. (Apparel, Accessories & Luxury Goods)	0.8%	24,176
900	Viacom, Inc., Class B (Movies & Entertainment)	1.4%	41,751
3,064	Walt Disney Co./The (Movies & Entertainment)	4.5%	132,089
283	Wyndham Worldwide Corp. (Hotels, Resorts & Cruise Lines)	0.5%	14,246
148	Wynn Resorts Ltd. (Casinos & Gaming)	0.7%	19,743
860	Yum! Brands, Inc. (Restaurants)	2.1%	62,548
26,004	Other Common Stocks	25.7%	757,081
	Total Common Stocks (Cost $2,506,176)		2,937,135

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Summary Schedule of Portfolio Investments (continued)
April 30, 2012 (Unaudited)

Shares		Value
	Money Market Fund – 0.0%†
861	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $861)	$861
	Total Investment Securities (Cost $2,507,037) – 100.1%	2,937,996
	Liabilities in excess of other assets – (0.1%)	(1,913)
	Net Assets – 100.0%	$2,936,083
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$552,914
Aggregate gross unrealized depreciation	(122,680)
Net unrealized appreciation	$430,234
Federal income tax cost of investments	$2,507,762

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Summary Schedule of Portfolio Investments (continued)
April 30, 2012 (Unaudited)

Focus Morningstar Consumer Cyclical Index ETF invested, as a percentage of net assets, in the following industries as of April 30, 2012:

Advertising	1.4%
Apparel Retail	6.7%
Apparel, Accessories & Luxury Goods	4.6%
Auto Parts & Equipment	3.1%
Automobile Manufacturers	3.7%
Automotive Retail	2.7%
Broadcasting	3.1%
Cable & Satellite	0.5%
Casinos & Gaming	2.7%
Catalog Retail	0.8%
Computer & Electronics Retail	0.6%
Construction & Farm Machinery & Heavy Trucks	0.4%
Consumer Finance	0.1%
Department Stores	3.1%
Distributors	0.1%
Diversified Support Services	0.6%
Electronic Components	0.1%
Footwear	3.2%
Home Furnishings	0.7%
Home Improvement Retail	7.5%
Homebuilding	1.3%
Homefurnishing Retail	1.5%
Hotels, Resorts & Cruise Lines	3.4%
Housewares & Specialties	0.2%
Industrial Conglomerates	0.2%
Internet Retail	8.1%
Internet Software & Services	2.9%
Leisure Facilities	0.4%
Leisure Products	1.5%
Metal & Glass Containers	1.4%
Motorcycle Manufacturers	0.8%
Movies & Entertainment	11.6%
Office Services & Supplies	0.1%
Paper Packaging	1.0%
Paper Products	0.3%
Publishing	1.5%
Restaurants	13.8%
Specialized Consumer Services	1.0%
Specialty Stores	3.2%
Tires & Rubber	0.2%
Trucking	0.0%†
Other[1]	(0.1%)
100.0%
[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Defensive Index ETF
Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Agricultural Products – 2.2%
2,290	Archer-Daniels-Midland Co.	$70,601
553	Bunge Ltd.	35,669
285	Corn Products International, Inc.	16,262
143	Fresh Del Monte Produce, Inc.	3,313
		125,845
	Brewers – 0.5%
32	Boston Beer Co., Inc./The, Class A*	3,306
584	Molson Coors Brewing Co., Class B	24,283
		27,589
	Distillers & Vintners – 1.4%
577	Beam, Inc.	32,762
70	Brown-Forman Corp., Class A	5,888
333	Brown-Forman Corp., Class B	28,755
662	Constellation Brands, Inc., Class A*	14,299
		81,704
	Drug Retail – 5.8%
4,893	CVS Caremark Corp.	218,326
2,268	Rite Aid Corp.*	3,288
3,298	Walgreen Co.	115,628
		337,242
	Education Services – 0.7%
425	Apollo Group, Inc., Class A*	14,968
68	Bridgepoint Education, Inc.*	1,466
229	Career Education Corp.*	1,633
217	DeVry, Inc.	6,976
102	Education Management Corp.*	1,265
100	ITT Educational Services, Inc.*	6,602
134	K12, Inc.*	3,417
45	Strayer Education, Inc.	4,441
		40,768
	Food Distributors – 1.3%
2,214	Sysco Corp.	63,984
182	United Natural Foods, Inc.*	8,971
		72,955
	Food Retail – 2.6%
142	Casey’s General Stores, Inc.	8,002
115	Fresh Market, Inc./The*	5,885
162	Harris Teeter Supermarkets, Inc.	6,151
2,011	Kroger Co./The	46,796
1,277	Safeway, Inc.	25,962
796	SUPERVALU, Inc.	4,728
42	Weis Markets, Inc.	1,873
603	Whole Foods Market, Inc.	50,091
		149,488
	General Merchandise Stores – 4.1%
246	Big Lots, Inc.*	9,013
462	Dollar General Corp.*	21,927
447	Dollar Tree, Inc.*	45,442
416	Family Dollar Stores, Inc.	28,101
2,298	Target Corp.	133,146
		237,629

Shares		Value
	Common Stocks (continued)
	Household Appliances – 0.1%
111	Helen of Troy Ltd.*	$3,840
101	iRobot Corp.*	2,385
		6,225
	Household Products – 17.7%
538	Church & Dwight Co., Inc.	27,330
496	Clorox Co./The	34,770
1,681	Colgate-Palmolive Co.	166,318
246	Energizer Holdings, Inc.*	17,547
1,477	Kimberly-Clark Corp.	115,900
10,323	Procter & Gamble Co./The	656,956
		1,018,821
	Housewares & Specialties – 0.6%
1,102	Newell Rubbermaid, Inc.	20,056
216	Tupperware Brands Corp.	13,455
		33,511
	Hypermarkets & Super Centers – 9.3%
1,628	Costco Wholesale Corp.	143,541
68	Pricesmart, Inc.	5,613
6,562	Wal-Mart Stores, Inc.	386,567
		535,721
	Industrial Conglomerates – 0.0%†
1	Seaboard Corp.*	1,991
	Packaged Foods & Meats – 15.4%
180	B&G Foods, Inc.	4,003
747	Campbell Soup Co.	25,271
1,559	ConAgra Foods, Inc.	40,253
690	Dean Foods Co.*	8,473
82	Diamond Foods, Inc.	1,714
135	Dole Food Co., Inc.*	1,145
517	Flowers Foods, Inc.	11,090
2,274	General Mills, Inc.	88,436
460	Green Mountain Coffee Roasters, Inc.*	22,425
1,209	H.J. Heinz Co.	64,452
137	Hain Celestial Group, Inc./The*	6,480
575	Hershey Co./The	38,531
533	Hormel Foods Corp.	15,489
53	J&J Snack Foods Corp.	2,971
430	J.M. Smucker Co./The	34,241
912	Kellogg Co.	46,120
6,635	Kraft Foods, Inc., Class A	264,537
75	Lancaster Colony Corp.	4,891
450	McCormick & Co., Inc.	25,160
768	Mead Johnson Nutrition Co.	65,710
216	Pilgrim’s Pride Corp.*	1,542
206	Ralcorp Holdings, Inc.*	14,999
78	Sanderson Farms, Inc.	4,026
2,200	Sara Lee Corp.	48,488
566	Smithfield Foods, Inc.*	11,863
236	Snyders-Lance, Inc.	6,108

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Defensive Index ETF
Schedule of Portfolio Investments (continued)
April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
108	Tootsie Roll Industries, Inc.	$2,571
134	TreeHouse Foods, Inc.*	7,706
1,125	Tyson Foods, Inc., Class A	20,531
		889,226
	Personal Products – 2.4%
1,618	Avon Products, Inc.	34,949
102	Elizabeth Arden, Inc.*	3,976
876	Estee Lauder Cos., Inc./The, Class A	57,246
437	Herbalife Ltd.	30,730
220	Nu Skin Enterprises, Inc., Class A	11,726
45	Revlon, Inc., Class A*	769
		139,396
	Publishing – 0.1%
18	Washington Post Co./The, Class B	6,807
	Restaurants – 0.1%
48	Peet’s Coffee & Tea, Inc.*	3,687
	Soft Drinks – 18.9%
7,846	Coca-Cola Co./The	598,807
1,129	Coca-Cola Enterprises, Inc.	34,005
805	Dr. Pepper Snapple Group, Inc.	32,667
569	Monster Beverage Corp.*	36,962
5,874	PepsiCo, Inc.	387,684
		1,090,125
	Specialty Stores – 0.2%
283	GNC Holdings, Inc., Class A	11,054
27	Teavana Holdings, Inc.*	564
		11,618

Shares		Value
	Common Stocks (continued)
	Tobacco – 16.6%
7,686	Altria Group, Inc.	$247,566
507	Lorillard, Inc.	68,592
6,469	Philip Morris International, Inc.	579,040
1,271	Reynolds American, Inc.	51,895
88	Universal Corp.	4,033
197	Vector Group Ltd.	3,418
		954,544
	Total Common Stocks (Cost $5,009,939)	5,764,892
	Total Investment Securities (Cost $5,009,939) – 100.0%	5,764,892
	Other assets less liabilities – 0.0%†	279
	Net Assets – 100.0%	$5,765,171
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$807,152
Aggregate gross unrealized depreciation	(70,611)
Net unrealized appreciation	$736,541
Federal income tax cost of investments	$5,028,351

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Energy Index ETF
Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks – 101.3%
	Gas Utilities – 0.9%
430	ONEOK, Inc.	$36,933
787	Questar Corp.	15,543
		52,476
	Integrated Oil & Gas – 39.9%
6,307	Chevron Corp.	672,074
14,419	Exxon Mobil Corp.	1,244,937
1,358	Hess Corp.	70,806
859	Murphy Oil Corp.	47,219
2,963	Occidental Petroleum Corp.	270,285
		2,305,321
	Oil & Gas Drilling – 4.0%
250	Atwood Oceanics, Inc.*	11,083
291	Diamond Offshore Drilling, Inc.	19,948
436	Helmerich & Payne, Inc.	22,406
1,277	Nabors Industries Ltd.*	21,262
1,160	Noble Corp.*	44,150
687	Patterson-UTI Energy, Inc.	11,109
561	Rowan Cos., Inc.*	19,371
1,421	Transocean Ltd.	71,604
213	Unit Corp.*	8,999
		229,932
	Oil & Gas Equipment & Services – 17.0%
1,929	Baker Hughes, Inc.	85,088
129	Basic Energy Services, Inc.*	1,858
154	Bristow Group, Inc.	7,523
1,081	Cameron International Corp.*	55,401
89	CARBO Ceramics, Inc.	7,484
334	Dresser-Rand Group, Inc.*	16,259
161	Dril-Quip, Inc.*	10,850
1,066	FMC Technologies, Inc.*	50,102
118	Gulfmark Offshore, Inc., Class A*	5,684
4,084	Halliburton Co.	139,754
447	Helix Energy Solutions Group, Inc.*	9,123
139	Hornbeck Offshore Services, Inc.*	5,787
669	Key Energy Services, Inc.*	8,470
135	Lufkin Industries, Inc.	10,373
1,877	National Oilwell Varco, Inc.	142,202
401	Newpark Resources, Inc.*	2,550
481	Oceaneering International, Inc.	24,834
227	Oil States International, Inc.*	18,065
326	RPC, Inc.	3,371
4,673	Schlumberger Ltd.	346,456
96	SEACOR Holdings, Inc.*	8,921
687	Superior Energy Services, Inc.*	18,494
340	TETRA Technologies, Inc.*	2,961
		981,610

Shares		Value
	Common Stocks (continued)
	Oil & Gas Exploration & Production – 30.1%
2,211	Anadarko Petroleum Corp.	$161,867
1,700	Apache Corp.	163,098
41	Apco Oil and Gas International, Inc.	1,720
230	Berry Petroleum Co., Class A	10,476
191	Bill Barrett Corp.*	4,580
923	Cabot Oil & Gas Corp.	32,434
156	Carrizo Oil & Gas, Inc.*	4,374
2,927	Chesapeake Energy Corp.	53,974
380	Cimarex Energy Co.	26,262
40	Clayton Williams Energy, Inc.*	2,942
212	Comstock Resources, Inc.*	3,725
460	Concho Resources, Inc.*	49,303
4,316	ConocoPhillips	309,155
58	Contango Oil & Gas Co.*	3,147
257	Continental Resources, Inc.*	22,937
1,739	Denbury Resources, Inc.*	33,111
1,692	Devon Energy Corp.	118,186
321	Energen Corp.	16,814
1,192	EOG Resources, Inc.	130,893
662	EQT Corp.	32,981
675	EXCO Resources, Inc.	4,954
505	Forest Oil Corp.*	6,727
186	Gulfport Energy Corp.*	4,875
602	Hyperdynamics Corp.*	562
1,096	Kodiak Oil & Gas Corp.*	9,700
79	Laredo Petroleum Holdings, Inc.*	2,087
3,155	Marathon Oil Corp.	92,568
478	McMoRan Exploration Co.*	4,206
593	Newfield Exploration Co.*	21,289
783	Noble Energy, Inc.	77,768
280	Northern Oil and Gas, Inc.*	5,440
311	Oasis Petroleum, Inc.*	10,285
541	Pioneer Natural Resources Co.	62,659
626	Plains Exploration & Production Co.*	25,572
786	QEP Resources, Inc.	24,217
537	Quicksilver Resources, Inc.*	2,524
715	Range Resources Corp.	47,662
226	Resolute Energy Corp.*	2,398
236	Rosetta Resources, Inc.*	11,864
1,705	SandRidge Energy, Inc.*	13,623
283	SM Energy Co.	18,709
1,537	Southwestern Energy Co.*	48,538
218	Stone Energy Corp.*	6,115
189	Swift Energy Co.*	5,717
675	Ultra Petroleum Corp.*	13,338
161	W&T Offshore, Inc.	3,183
520	Whiting Petroleum Corp.*	29,744
		1,738,303

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Energy Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Oil & Gas Refining & Marketing – 3.9%
225	Clean Energy Fuels Corp.*	$4,329
384	CVR Energy, Inc.*	11,658
69	Delek US Holdings, Inc.	1,125
861	HollyFrontier Corp.	26,536
1,577	Marathon Petroleum Corp.	65,619
474	Sunoco, Inc.	23,363
619	Tesoro Corp.*	14,392
2,486	Valero Energy Corp.	61,404
244	Western Refining, Inc.	4,648
314	World Fuel Services Corp.	13,835
		226,909
	Oil & Gas Storage & Transportation – 5.5%
669	Cheniere Energy, Inc.*	12,249
3,400	El Paso Corp.	100,878
660	Kinder Morgan, Inc.	23,694
2,876	Spectra Energy Corp.	88,408
2,597	Williams Cos., Inc./The	88,376
		313,605
	Total Common Stocks (Cost $6,172,293)	5,848,156

Shares		Value
	Money Market Fund – 0.0†
1,391	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $1,391)	$1,391
	Total Investment Securities (Cost $6,173,684) – 101.3%	5,849,547
	Liabilities in excess of other assets – (1.3%)	(75,853)
	Net Assets – 100.0%	$5,773,694
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$183,603
Aggregate gross unrealized depreciation	(537,844)
Net unrealized depreciation	$(354,241)
Federal income tax cost of investments	$6,203,788

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Financial Services Index ETF
Summary Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.0%
876	ACE Ltd. (Property & Casualty Insurance)	1.4%	$66,550
1,219	Aflac, Inc. (Life & Health Insurance)	1.1%	54,904
1,229	Allstate Corp./The (Property & Casualty Insurance)	0.8%	40,963
2,662	American Express Co. (Consumer Finance)	3.3%	160,279
1,124	American International Group, Inc.* (Multi-line Insurance)	0.8%	38,250
585	Ameriprise Financial, Inc. (Asset Management & Custody Banks)	0.7%	31,713
836	Aon plc (Insurance Brokers)	0.9%	43,305
26,080	Bank of America Corp. (Other Diversified Financial Services)	4.4%	211,509
3,116	Bank of New York Mellon Corp./The (Asset Management & Custody Banks)	1.5%	73,693
1,788	BB&T Corp. (Regional Banks)	1.2%	57,288
2,523	Berkshire Hathaway, Inc., Class B* (Property & Casualty Insurance)	4.2%	202,975
262	BlackRock, Inc. (Asset Management & Custody Banks)	1.0%	50,194
1,267	Capital One Financial Corp. (Consumer Finance)	1.5%	70,293
2,663	Charles Schwab Corp./The (Investment Banking & Brokerage)	0.8%	38,081
719	Chubb Corp./The (Property & Casualty Insurance)	1.1%	52,537
517	CIT Group, Inc.* (Regional Banks)	0.4%	19,568
7,494	Citigroup, Inc. (Other Diversified Financial Services)	5.1%	247,602
165	CME Group, Inc. (Specialized Finance)	0.9%	43,860
1,371	Discover Financial Services (Consumer Finance)	1.0%	46,477
2,371	Fifth Third Bancorp (Regional Banks)	0.7%	33,739
378	Franklin Resources, Inc. (Asset Management & Custody Banks)	1.0%	47,443
1,079	Goldman Sachs Group, Inc./The (Investment Banking & Brokerage)	2.6%	124,247
1,148	Hartford Financial Services Group, Inc. (Multi-line Insurance)	0.5%	23,591
188	IntercontinentalExchange, Inc.* (Specialized Finance)	0.5%	25,012
1,167	Invesco Ltd. (Asset Management & Custody Banks)	0.6%	28,988

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
9,826	JPMorgan Chase & Co. (Other Diversified Financial Services)	8.8%	$422,321
2,461	KeyCorp (Regional Banks)	0.4%	19,786
780	Lincoln National Corp. (Life & Health Insurance)	0.4%	19,321
892	Loews Corp. (Multi-line Insurance)	0.8%	36,688
325	M&T Bank Corp. (Regional Banks)	0.6%	28,038
1,401	Marsh & McLennan Cos., Inc. (Insurance Brokers)	1.0%	46,864
274	Mastercard, Inc., Class A (Data Processing & Outsourced Services)	2.6%	123,922
2,128	MetLife, Inc. (Life & Health Insurance)	1.6%	76,672
500	Moody’s Corp. (Specialized Finance)	0.4%	20,475
3,440	Morgan Stanley (Investment Banking & Brokerage)	1.2%	59,443
562	Northern Trust Corp. (Asset Management & Custody Banks)	0.6%	26,746
1,360	PNC Financial Services Group, Inc. (Regional Banks)	1.9%	90,195
743	Principal Financial Group, Inc. (Life & Health Insurance)	0.4%	20,559
1,479	Progressive Corp./The (Property & Casualty Insurance)	0.6%	31,503
1,250	Prudential Financial, Inc. (Life & Health Insurance)	1.6%	75,675
3,644	Regions Financial Corp. (Regional Banks)	0.5%	24,561
1,316	SLM Corp. (Consumer Finance)	0.4%	19,516
1,272	State Street Corp. (Asset Management & Custody Banks)	1.2%	58,792
1,384	SunTrust Banks, Inc. (Regional Banks)	0.7%	33,604
653	T. Rowe Price Group, Inc. (Asset Management & Custody Banks)	0.9%	41,214
1,017	Travelers Cos., Inc./The (Property & Casualty Insurance)	1.4%	65,413
4,944	U.S. Bancorp (Diversified Banks)	3.3%	159,049
1,353	Visa, Inc., Class A (Data Processing & Outsourced Services)	3.4%	166,392
12,886	Wells Fargo & Co. (Diversified Banks)	8.9%	430,779
1,602	Western Union Co./The (Data Processing & Outsourced Services)	0.6%	29,445
44,064	Other Common Stocks	17.8%	857,981
	Total Common Stocks (Cost $4,934,808)		4,818,015

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Financial Services Index ETF
Summary Schedule of Portfolio Investments  (continued)
April 30, 2012 (Unaudited)

Shares		Value
	Money Market Fund – 0.0%†
176	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $176)	$176
	Total Investment Securities (Cost $4,934,984) – 100.0%	4,818,191
	Other assets less liabilities – 0.0%†	1,412
	Net Assets – 100.0%	$4,819,603
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$339,329
Aggregate gross unrealized depreciation	(484,549)
Net unrealized depreciation	$(145,220)
Federal income tax cost of investments	$4,963,411

Focus Morningstar Financial Services Index ETF invested, as a percentage of net assets, in the following industries as of April 30, 2012:

Asset Management & Custody Banks	8.7%
Consumer Finance	6.4%
Data Processing & Outsourced Services	6.6%
Diversified Banks	12.6%
Insurance Brokers	2.3%
Investment Banking & Brokerage	5.7%
Life & Health Insurance	6.3%
Mortgage REITs	0.3%
Multi-line Insurance	2.9%
Other Diversified Financial Services	18.3%
Property & Casualty Insurance	12.9%
Regional Banks	11.4%
Reinsurance	1.7%
Specialized Finance	2.6%
Thrifts & Mortgage Finance	1.3%
Other[1]	0.0%†
100.0%

[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Health Care Index ETF
Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Biotechnology – 14.8%
137	Acorda Therapeutics, Inc.*	$3,458
640	Alexion Pharmaceuticals, Inc.*	57,805
337	Alkermes plc*	5,830
3,042	Amgen, Inc.	216,317
460	Amylin Pharmaceuticals, Inc.*	11,919
532	Ariad Pharmaceuticals, Inc.*	8,672
840	Biogen Idec, Inc.*	112,568
396	BioMarin Pharmaceutical, Inc.*	13,741
1,523	Celgene Corp.*	111,057
222	Cepheid, Inc.*	8,527
212	Cubist Pharmaceuticals, Inc.*	8,963
516	Dendreon Corp.*	6,011
508	Exelixis, Inc.*	2,438
2,607	Gilead Sciences, Inc.*	135,590
322	Halozyme Therapeutics, Inc.*	2,605
801	Human Genome Sciences, Inc.*	11,783
264	Immunogen, Inc.*	3,366
341	Incyte Corp. Ltd.*	7,734
227	InterMune, Inc.*	2,370
260	Ironwood Pharmaceuticals, Inc.*	3,435
327	Isis Pharmaceuticals, Inc.*	2,616
157	Momenta Pharmaceuticals, Inc.*	2,493
298	Myriad Genetics, Inc.*	7,751
221	Onyx Pharmaceuticals, Inc.*	10,058
537	Opko Health, Inc.*	2,551
485	PDL BioPharma, Inc.	3,051
182	Pharmacyclics, Inc.*	5,016
253	Regeneron Pharmaceuticals, Inc.*	34,221
350	Seattle Genetics, Inc.*	6,919
271	Theravance, Inc.*	5,864
178	United Therapeutics Corp.*	7,787
722	Vertex Pharmaceuticals, Inc.*	27,783
		850,299
	Health Care Distributors – 3.7%
900	AmerisourceBergen Corp.	33,489
1,196	Cardinal Health, Inc.	50,555
314	Henry Schein, Inc.*	24,096
855	McKesson Corp.	78,156
44	MWI Veterinary Supply, Inc.*	4,154
221	Owens & Minor, Inc.	6,462
317	Patterson Cos., Inc.	10,806
178	PSS World Medical, Inc.*	4,259
		211,977
	Health Care Equipment – 15.5%
95	ArthroCare Corp.*	2,371
1,991	Baxter International, Inc.	110,321
697	Becton Dickinson and Co.	54,680
5,141	Boston Scientific Corp.*	32,183
300	C.R. Bard, Inc.	29,688
776	CareFusion Corp.*	20,106
1,677	Covidien plc	92,621

Shares		Value
	Common Stocks (continued)
98	Cyberonics, Inc.*	$3,753
398	Edwards Lifesciences Corp.*	33,022
167	Gen-Probe, Inc.*	13,619
217	Hill-Rom Holdings, Inc.	7,042
910	Hologic, Inc.*	17,399
195	IDEXX Laboratories, Inc.*	17,146
143	Insulet Corp.*	2,554
71	Integra LifeSciences Holdings Corp.*	2,643
137	Intuitive Surgical, Inc.*	79,213
107	Invacare Corp.	1,696
127	MAKO Surgical Corp.*	5,246
190	Masimo Corp.*	4,205
3,682	Medtronic, Inc.	140,652
169	NxStage Medical, Inc.*	2,873
510	ResMed, Inc.*	17,345
194	Sirona Dental Systems, Inc.*	9,799
1,107	St. Jude Medical, Inc.	42,863
184	STERIS Corp.	5,780
1,019	Stryker Corp.	55,607
141	Teleflex, Inc.	8,837
207	Thoratec Corp.*	7,206
391	Varian Medical Systems, Inc.*	24,797
182	Volcano Corp.*	4,941
622	Zimmer Holdings, Inc.	39,143
		889,351
	Health Care Facilities – 1.4%
351	Brookdale Senior Living, Inc.*	6,672
318	Community Health Systems, Inc.*	7,740
103	Emeritus Corp.*	1,772
576	HCA Holdings, Inc.	15,506
880	Health Management Associates, Inc., Class A*	6,336
331	HealthSouth Corp.*	7,411
167	LifePoint Hospitals, Inc.*	6,516
159	Select Medical Holdings Corp.*	1,363
1,505	Tenet Healthcare Corp.*	7,811
311	Universal Health Services, Inc., Class B	13,283
298	VCA Antech, Inc.*	7,051
		81,461
	Health Care Services – 5.1%
150	Catalyst Health Solutions, Inc.*	12,956
69	Chemed Corp.	4,163
324	DaVita, Inc.*	28,700
2,778	Express Scripts Holding Co.*	154,985
344	Laboratory Corp of America Holdings*	30,234
307	Lincare Holdings, Inc.	7,491
169	MEDNAX, Inc.*	11,871
397	Omnicare, Inc.	13,831
545	Quest Diagnostics, Inc.	31,441
		295,672

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Health Care Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Health Care Supplies – 1.1%
298	Alere, Inc.*	$7,119
212	Align Technology, Inc.*	6,723
163	Cooper Cos., Inc./The	14,372
490	DENTSPLY International, Inc.	20,119
87	Haemonetics Corp.*	6,227
142	Meridian Bioscience, Inc.	2,918
81	Neogen Corp.*	3,158
117	West Pharmaceutical Services, Inc.	5,253
		65,889
	Life Sciences Tools & Services – 3.3%
172	Charles River Laboratories International, Inc.*	6,111
210	Covance, Inc.*	9,820
431	Illumina, Inc.*	19,192
618	Life Technologies Corp.*	28,650
145	Luminex Corp.*	3,631
207	PAREXEL International Corp.*	5,577
394	PerkinElmer, Inc.	10,874
129	Techne Corp.	8,635
1,330	Thermo Fisher Scientific, Inc.	74,015
311	Waters Corp.*	26,158
		192,663
	Managed Health Care – 8.7%
1,257	Aetna, Inc.	55,358
166	AMERIGROUP Corp.*	10,252
173	Centene Corp.*	6,849
991	Cigna Corp.	45,814
501	Coventry Health Care, Inc.	15,025
288	Health Net, Inc.*	10,256
567	Humana, Inc.	45,746
99	Magellan Health Services, Inc.*	4,384
105	Molina Healthcare, Inc.*	2,693
3,735	UnitedHealth Group, Inc.	209,720
130	Universal American Corp.*	1,193
148	WellCare Health Plans, Inc.*	9,055
1,207	WellPoint, Inc.	81,859
		498,204
	Office Services & Supplies – 0.1%
112	Mine Safety Appliances Co.	4,755
	Oil & Gas Refining & Marketing – 0.0%†
70	Amyris, Inc.*	219

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals – 46.3%
5,402	Abbott Laboratories	$335,248
226	Akorn, Inc.*	2,741
1,067	Allergan, Inc.	102,432
166	Auxilium Pharmaceuticals, Inc.*	2,975
5,962	Bristol-Myers Squibb Co.	198,952
3,407	Eli Lilly & Co.	141,016
404	Endo Pharmaceuticals Holdings, Inc.*	14,196
862	Forest Laboratories, Inc.*	30,023
572	Hospira, Inc.*	20,089
228	Impax Laboratories, Inc.*	5,616
117	Jazz Pharmaceuticals plc*	5,970
9,492	Johnson & Johnson	617,834
187	Medicines Co./The*	4,131
220	Medicis Pharmaceutical Corp., Class A	8,463
10,667	Merck & Co., Inc.	418,573
1,479	Mylan, Inc.*	32,109
126	Par Pharmaceutical Cos., Inc.*	5,335
293	Perrigo Co.	30,736
26,677	Pfizer, Inc.	611,704
202	Questcor Pharmaceuticals, Inc.*	9,070
185	Salix Pharmaceuticals Ltd.*	9,139
245	ViroPharma, Inc.*	5,329
340	Vivus, Inc.*	8,235
606	Warner Chilcott plc, Class A*	13,180
441	Watson Pharmaceuticals, Inc.*	33,234
		2,666,330
	Total Common Stocks (Cost $5,016,426)	5,756,820
	Total Investment Securities (Cost $5,016,426) – 100.0%	5,756,820
	Liabilities in excess of other assets – (0.0%)†	(124)
	Net Assets – 100.0%	$5,756,696
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$810,863
Aggregate gross unrealized depreciation	(93,092)
Net unrealized appreciation	$717,771
Federal income tax cost of investments	$5,039,049

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Summary Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.0%
1,815	3M Co. (Industrial Conglomerates)	3.2%	$162,188
454	AMETEK, Inc. (Electrical Components & Equipment)	0.5%	22,850
1,391	Automatic Data Processing, Inc. (Data Processing & Outsourced Services)	1.5%	77,368
1,869	Boeing Co./The (Aerospace & Defense)	2.9%	143,539
1,652	Caterpillar, Inc. (Construction & Farm Machinery & Heavy Trucks)	3.4%	169,776
464	CH Robinson Worldwide, Inc. (Air Freight & Logistics)	0.5%	27,719
446	Cooper Industries plc (Electrical Components & Equipment)	0.6%	27,906
2,965	CSX Corp. (Railroads)	1.3%	66,149
492	Cummins, Inc. (Construction & Farm Machinery & Heavy Trucks)	1.1%	56,988
1,607	Danaher Corp. (Industrial Conglomerates)	1.7%	87,132
1,135	Deere & Co. (Construction & Farm Machinery & Heavy Trucks)	1.9%	93,479
2,386	Delta Air Lines, Inc.* (Airlines)	0.5%	26,151
525	Dover Corp. (Industrial Machinery)	0.7%	32,896
944	Eaton Corp. (Industrial Machinery)	0.9%	45,482
2,076	Emerson Electric Co. (Electrical Components & Equipment)	2.2%	109,073
602	Expeditors International of Washington, Inc. (Air Freight & Logistics)	0.5%	24,080
833	Fastenal Co. (Trading Companies & Distributors)	0.8%	39,001
830	FedEx Corp. (Air Freight & Logistics)	1.5%	73,239
720	Fidelity National Information Services, Inc. (Data Processing & Outsourced Services)	0.5%	24,242
400	Fiserv, Inc.* (Data Processing & Outsourced Services)	0.6%	28,116
479	Fluor Corp. (Construction & Engineering)	0.5%	27,662
841	General Dynamics Corp. (Aerospace & Defense)	1.1%	56,768

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
29,813	General Electric Co. (Industrial Conglomerates)	11.6%	$583,739
440	Genuine Parts Co. (Distributors)	0.6%	28,503
352	Goodrich Corp. (Aerospace & Defense)	0.9%	44,162
2,015	Honeywell International, Inc. (Aerospace & Defense)	2.4%	122,230
1,172	Illinois Tool Works, Inc. (Industrial Machinery)	1.3%	67,249
882	Ingersoll-Rand plc (Industrial Machinery)	0.7%	37,503
302	Joy Global, Inc. (Construction & Farm Machinery & Heavy Trucks)	0.4%	21,373
310	Kansas City Southern (Railroads)	0.5%	23,876
727	Lockheed Martin Corp. (Aerospace & Defense)	1.3%	65,823
932	Norfolk Southern Corp. (Railroads)	1.3%	67,971
687	Northrop Grumman Corp. (Aerospace & Defense)	0.9%	43,473
1,012	PACCAR, Inc. (Construction & Farm Machinery & Heavy Trucks)	0.9%	43,475
427	Parker Hannifin Corp. (Industrial Machinery)	0.7%	37,444
915	Paychex, Inc. (Data Processing & Outsourced Services)	0.6%	28,347
857	Praxair, Inc. (Industrial Gases)	2.0%	99,155
406	Precision Castparts Corp. (Aerospace & Defense)	1.4%	71,606
977	Raytheon Co. (Aerospace & Defense)	1.0%	52,895
858	Republic Services, Inc. (Environmental & Facilities Services)	0.5%	23,484
404	Rockwell Automation, Inc. (Electrical Components & Equipment)	0.6%	31,245
413	Rockwell Collins, Inc. (Aerospace & Defense)	0.5%	23,083
473	Stanley Black & Decker, Inc. (Industrial Machinery)	0.7%	34,605
1,304	Tyco International Ltd. (Industrial Conglomerates)	1.5%	73,193
1,364	Union Pacific Corp. (Railroads)	3.0%	153,368

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Summary Schedule of Portfolio Investments  (continued)
April 30, 2012 (Unaudited)

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
2,041	United Parcel Service, Inc., Class B (Air Freight & Logistics)	3.2%	$159,484
2,233	United Technologies Corp. (Aerospace & Defense)	3.6%	182,302
167	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.7%	34,706
1,131	Waste Management, Inc. (Environmental & Facilities Services)	0.8%	38,680
3,917	Xerox Corp. (Office Electronics)	0.6%	30,474
42,287	Other Common Stocks	27.4%	1,374,980
	Total Common Stocks (Cost $4,947,407)		5,020,232
	Total Investment Securities (Cost $4,947,407) – 100.0%		5,020,232
	Liabilities in excess of other assets – (0.0%)†		(13)
	Net Assets – 100.0%		$5,020,219
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$299,815
Aggregate gross unrealized depreciation	(237,498)
Net unrealized appreciation	$62,317
Federal income tax cost of investments	$4,957,915

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Summary Schedule of Portfolio Investments  (continued)
April 30, 2012 (Unaudited)

Focus Morningstar Industrials Index ETF invested, as a percentage of net assets, in the following industries as of April 30, 2012:

Aerospace & Defense	18.7%
Agricultural Products	0.1%
Air Freight & Logistics	6.0%
Airlines	1.7%
Application Software	0.3%
Building Products	0.2%
Commercial Printing	0.2%
Commodity Chemicals	0.0%†
Computer & Electronics Retail	0.1%
Computer Hardware	0.1%
Construction & Engineering	2.1%
Construction & Farm Machinery & Heavy Trucks	8.9%
Consumer Finance	0.0%†
Data Processing & Outsourced Services	5.5%
Distributors	0.8%
Diversified Metals & Mining	0.0%†
Diversified Support Services	0.5%
Electrical Components & Equipment	4.8%
Electronic Components	0.1%
Electronic Equipment & Instruments	0.2%
Environmental & Facilities Services	2.4%
Health Care Services	0.2%
Heavy Electrical Equipment	0.2%
Homefurnishing Retail	0.1%
Household Products	0.0%†
Human Resource & Employment Services	0.7%
Industrial Conglomerates	18.1%
Industrial Gases	2.3%
Industrial Machinery	9.8%
Internet Software & Services	0.1%
IT Consulting & Other Services	0.4%
Marine	0.3%
Multi-Sector Holdings	0.3%
Office Electronics	0.6%
Office Services & Supplies	0.6%
Oil & Gas Equipment & Services	0.3%
Oil & Gas Storage & Transportation	0.1%
Publishing	0.1%
Railroads	6.3%
Research & Consulting Services	1.7%
Security & Alarm Services	0.3%
Semiconductor Equipment	0.1%
Specialized Finance	0.2%
Specialized REITs	0.3%
Steel	0.4%
Technology Distributors	0.1%
Trading Companies & Distributors	2.2%
Trucking	1.5%
Other[1]	0.0%†
100.0%
[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.

REIT  Real Estate Investment Trust

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Real Estate Index ETF
Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Diversified Real Estate Activities – 0.3%
1,090	St Joe Co./The*	$19,435
	Diversified REITs – 5.9%
406	American Assets Trust, Inc.	9,545
2,998	Duke Realty Corp.	44,430
1,362	Liberty Property Trust	49,645
223	PS Business Parks, Inc.	15,220
2,191	Vornado Realty Trust	188,076
784	Washington Real Estate Investment Trust	23,167
		330,083
	Industrial REITs – 4.3%
2,921	DCT Industrial Trust, Inc.	17,322
320	EastGroup Properties, Inc.	16,096
949	First Industrial Realty Trust, Inc.*	11,711
5,457	Prologis, Inc.	195,251
		240,380
	Internet Software & Services – 0.4%
301	CoStar Group, Inc.*	21,940
	Mortgage REITs – 7.7%
2,623	American Capital Agency Corp.	81,943
11,522	Annaly Capital Management, Inc.	188,039
1,572	Anworth Mortgage Asset Corp.	10,595
12,212	Chimera Investment Corp.	35,293
1,280	CYS Investments, Inc.	17,574
1,102	Hatteras Financial Corp.	32,101
841	Redwood Trust, Inc.	9,823
1,351	Starwood Property Trust, Inc.	28,195
2,547	Two Harbors Investment Corp.	26,642
		430,205
	Office REITs – 13.2%
736	Alexandria Real Estate Equities, Inc.	55,141
1,824	BioMed Realty Trust, Inc.	36,152
1,731	Boston Properties, Inc.	187,381
1,600	Brandywine Realty Trust	18,976
995	CommonWealth REIT	18,656
855	Corporate Office Properties Trust	20,135
1,248	Digital Realty Trust, Inc.	93,712
1,517	Douglas Emmett, Inc.	35,255
742	DuPont Fabros Technology, Inc.	20,145
876	Franklin Street Properties Corp.	8,821
441	Government Properties Income Trust	10,240
861	Highwoods Properties, Inc.	29,903
797	Kilroy Realty Corp.	37,818
1,616	Lexington Realty Trust	14,382
1,034	Mack-Cali Realty Corp.	29,697

Shares		Value
	Common Stocks (continued)
2,053	Piedmont Office Realty Trust, Inc., Class A	$36,420
1,016	SL Green Realty Corp.	83,759
		736,593
	Real Estate Operating Companies – 0.4%
1,590	Forest City Enterprises, Inc., Class A*	25,360
	Real Estate Services – 1.9%
3,496	CBRE Group, Inc., Class A*	65,760
516	Jones Lang LaSalle, Inc.	41,249
		107,009
	Residential REITs – 15.5%
827	American Campus Communities, Inc.	36,760
1,436	Apartment Investment & Management Co., Class A	38,987
1,130	AvalonBay Communities, Inc.	164,302
889	BRE Properties, Inc.	46,672
937	Camden Property Trust	63,407
1,037	Colonial Properties Trust	23,198
491	Equity Lifestyle Properties, Inc.	34,340
3,502	Equity Residential	215,163
402	Essex Property Trust, Inc.	63,504
574	Home Properties, Inc.	35,043
442	Mid-America Apartment Communities, Inc.	30,087
633	Post Properties, Inc.	30,827
284	Sun Communities, Inc.	12,425
2,605	UDR, Inc.	68,590
		863,305
	Retail REITs – 23.0%
506	Acadia Realty Trust	11,729
32	Alexander’s, Inc.	12,468
1,673	CBL & Associates Properties, Inc.	31,168
2,861	DDR Corp.	42,343
736	Equity One, Inc.	15,294
757	Federal Realty Investment Trust	76,200
4,574	General Growth Properties, Inc.	81,417
1,515	Glimcher Realty Trust	14,983
4,833	Kimco Realty Corp.	93,808
1,568	Macerich Co./The	96,542
1,140	National Retail Properties, Inc.	31,213
1,584	Realty Income Corp.	62,315
1,069	Regency Centers Corp.	48,062
3,481	Simon Property Group, Inc.	541,644
1,022	Tanger Factory Outlet Centers	32,009
688	Taubman Centers, Inc.	53,100
1,437	Weingarten Realty Investors	38,167
		1,282,462

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Real Estate Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Specialized REITs – 27.4%
1,355	CubeSmart	$17,019
2,001	DiamondRock Hospitality Co.	21,271
553	Entertainment Properties Trust	26,539
1,121	Extra Space Storage, Inc.	34,022
4,827	HCP, Inc.	200,079
2,500	Health Care REIT, Inc.	141,650
925	Healthcare Realty Trust, Inc.	19,869
1,787	Hersha Hospitality Trust	10,275
1,467	Hospitality Properties Trust	40,460
8,396	Host Hotels & Resorts, Inc.	139,709
1,012	LaSalle Hotel Properties	29,763
361	LTC Properties, Inc.	12,014
1,566	Medical Properties Trust, Inc.	14,689
279	National Health Investors, Inc.	13,802
1,226	Omega Healthcare Investors, Inc.	26,249
605	Pebblebrook Hotel Trust	14,568
1,936	Plum Creek Timber Co., Inc.	81,389
475	Potlatch Corp.	14,868
1,677	Public Storage	240,247
758	RLJ Lodging Trust	14,235
1,934	Senior Housing Properties Trust	42,703
327	Sovran Self Storage, Inc.	17,233

Shares		Value
	Common Stocks (continued)
1,767	Strategic Hotels & Resorts, Inc.*	$12,033
1,399	Sunstone Hotel Investors, Inc.*	14,270
3,423	Ventas, Inc.	201,238
6,348	Weyerhaeuser Co.	129,245
		1,529,439
	Total Common Stocks (Cost $4,991,753)	5,586,211
	Total Investment Securities (Cost $4,991,753) – 100.0%	5,586,211
	Other assets less liabilities – 0.0%†	73
	Net Assets – 100.0%	$5,586,284
*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT  Real Estate Investment Trust

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$722,911
Aggregate gross unrealized depreciation	(108,445)
Net unrealized appreciation	$614,466
Federal income tax cost of investments	$4,971,745

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Technology Index ETF
Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.0%
1,676	Accenture plc, Class A (IT Consulting & Other Services)	1.5%	$108,856
1,292	Adobe Systems, Inc.* (Application Software)	0.6%	43,359
903	Agilent Technologies, Inc. (Life Sciences Tools & Services)	0.5%	38,089
848	Altera Corp. (Semiconductors)	0.4%	30,163
434	Amphenol Corp., Class A (Electronic Components)	0.4%	25,233
779	Analog Devices, Inc. (Semiconductors)	0.4%	30,365
2,425	Apple, Inc.* (Computer Hardware)	20.0%	1,416,782
3,457	Applied Materials, Inc. (Semiconductor Equipment)	0.6%	41,449
593	Autodesk, Inc.* (Application Software)	0.3%	23,346
445	BMC Software, Inc.* (Systems Software)	0.3%	18,361
1,268	Broadcom Corp., Class A* (Semiconductors)	0.7%	46,409
953	CA, Inc. (Systems Software)	0.4%	25,178
374	Cerner Corp.* (Health Care Technology)	0.4%	30,328
14,063	Cisco Systems, Inc. (Communications Equipment)	4.0%	283,369
491	Citrix Systems, Inc.* (Application Software)	0.6%	42,034
794	Cognizant Technology Solutions Corp., Class A* (IT Consulting & Other Services)	0.8%	58,216
4,092	Corning, Inc. (Electronic Components)	0.8%	58,720
4,141	Dell, Inc.* (Computer Hardware)	1.0%	67,788
5,336	EMC Corp.* (Computer Storage & Peripherals)	2.1%	150,529
207	F5 Networks, Inc.* (Communications Equipment)	0.4%	27,723
675	Google, Inc., Class A* (Internet Software & Services)	5.8%	408,530
5,198	Hewlett-Packard Co. (Computer Hardware)	1.8%	128,703
13,320	Intel Corp. (Semiconductors)	5.3%	378,288
2,879	International Business Machines Corp. (IT Consulting & Other Services)	8.4%	596,183
714	Intuit, Inc. (Application Software)	0.6%	41,391
1,381	Juniper Networks, Inc.* (Communications Equipment)	0.4%	29,595

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
439	KLA-Tencor Corp. (Semiconductor Equipment)	0.3%	$22,894
556	Linear Technology Corp. (Semiconductors)	0.3%	18,187
1,282	Marvell Technology Group Ltd.* (Semiconductors)	0.3%	19,243
771	Maxim Integrated Products, Inc. (Semiconductors)	0.3%	22,806
499	Microchip Technology, Inc. (Semiconductors)	0.3%	17,635
19,549	Microsoft Corp. (Systems Software)	8.9%	625,959
770	Motorola Solutions, Inc. (Communications Equipment)	0.6%	39,293
950	NetApp, Inc.* (Computer Storage & Peripherals)	0.5%	36,888
1,597	NVIDIA Corp.* (Semiconductors)	0.3%	20,761
10,174	Oracle Corp. (Systems Software)	4.2%	299,014
4,394	QUALCOMM, Inc. (Communications Equipment)	4.0%	280,513
505	Red Hat, Inc.* (Systems Software)	0.4%	30,103
251	Roper Industries, Inc. (Electrical Components & Equipment)	0.4%	25,577
320	Salesforce.com, Inc.* (Application Software)	0.7%	49,834
623	SanDisk Corp.* (Computer Storage & Peripherals)	0.3%	23,057
1,056	Seagate Technology plc (Computer Storage & Peripherals)	0.5%	32,483
1,908	Symantec Corp.* (Systems Software)	0.4%	31,520
1,114	TE Connectivity Ltd. (Electronic Manufacturing Services)	0.6%	40,616
441	Teradata Corp.* (IT Consulting & Other Services)	0.4%	30,773
2,989	Texas Instruments, Inc. (Semiconductors)	1.4%	95,469
220	VMware, Inc., Class A* (Systems Software)	0.3%	24,578
608	Western Digital Corp.* (Computer Storage & Peripherals)	0.3%	23,596
685	Xilinx, Inc. (Semiconductors)	0.4%	24,920
3,097	Yahoo!, Inc.* (Internet Software & Services)	0.7%	48,127
49,197	Other Common Stocks	14.7%	1,039,792
	Total Common Stocks (Cost $6,449,957)		7,072,625

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Technology Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2012 (Unaudited)

Shares		Value
	Money Market Fund – 0.0%†
390	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $390)	$390
	Total Investment Securities (Cost $6,450,347) – 100.0%	7,073,015
	Other assets less liabilities – 0.0%†	353
	Net Assets – 100.0%	$7,073,368
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$957,193
Aggregate gross unrealized depreciation	(351,891)
Net unrealized appreciation	$605,302
Federal income tax cost of investments	$$6,467,713

Focus Morningstar Technology Index ETF invested, as a percentage of net assets, in the following industries as of April 30, 2012:

Aerospace & Defense	0.0%†
Application Software	5.3%
Casinos & Gaming	0.3%
Communications Equipment	10.7%
Computer Hardware	23.0%
Computer Storage & Peripherals	4.0%
Consumer Electronics	0.3%
Data Processing & Outsourced Services	0.2%
Electrical Components & Equipment	0.7%
Electronic Components	1.3%
Electronic Equipment & Instruments	0.4%
Electronic Manufacturing Services	1.3%
Health Care Services	0.0%†
Health Care Technology	0.7%
Home Entertainment Software	0.5%
Household Appliances	0.2%
Industrial Conglomerates	0.0%†
Industrial Machinery	0.0%†
Internet Retail	0.2%
Internet Software & Services	7.8%
IT Consulting & Other Services	11.8%
Life Sciences Tools & Services	0.9%
Office Electronics	0.1%
Office Services & Supplies	0.0%†
Oil & Gas Equipment & Services	0.0%†
Semiconductor Equipment	1.6%
Semiconductors	12.1%
Systems Software	15.7%
Technology Distributors	0.7%
Trading Companies & Distributors	0.2%
Other[1]	0.0%†
100.0%
[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Utilities Index ETF
Schedule of Portfolio Investments
April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks – 100.0%
	Electric Utilities – 54.0%
438	ALLETE, Inc.	$18,050
6,518	American Electric Power Co., Inc.	253,159
825	Cleco Corp.	33,660
17,822	Duke Energy Corp.	381,926
4,044	Edison International	177,976
544	El Paso Electric Co.	16,668
567	Empire District Electric Co./The	11,635
2,389	Entergy Corp.	156,623
11,437	Exelon Corp.	446,157
5,647	FirstEnergy Corp.	264,393
1,827	Great Plains Energy, Inc.	37,307
1,296	Hawaiian Electric Industries, Inc.	34,396
672	IDACORP, Inc.	27,377
693	ITC Holdings Corp.	53,680
312	MGE Energy, Inc.	14,271
5,689	NextEra Energy, Inc.	366,087
4,204	Northeast Utilities	154,581
3,158	NV Energy, Inc.	52,581
1,313	OGE Energy Corp.	70,850
3,046	Pepco Holdings, Inc.	57,630
1,466	Pinnacle West Capital Corp.	70,881
1,060	PNM Resources, Inc.	19,886
1,015	Portland General Electric Co.	26,217
7,808	PPL Corp.	213,549
3,954	Progress Energy, Inc.	210,432
11,591	Southern Co./The	532,491
682	UIL Holdings Corp.	23,440
496	UniSource Energy Corp.	18,054
1,584	Westar Energy, Inc.	45,445
		3,789,402
	Gas Utilities – 5.0%
1,570	AGL Resources, Inc.	61,905
1,218	Atmos Energy Corp.	39,682
283	Laclede Group, Inc./The	11,145
1,052	National Fuel Gas Co.	49,781
562	New Jersey Resources Corp.	24,301
359	Northwest Natural Gas Co.	16,406
970	Piedmont Natural Gas Co., Inc.	29,566
403	South Jersey Industries, Inc.	19,848
620	Southwest Gas Corp.	26,052
1,560	UGI Corp.	45,521
693	WGL Holdings, Inc.	27,796
		352,003
	Independent Power Producers & Energy Traders – 4.1%
8,713	AES Corp./The*	109,087
5,205	Calpine Corp.*	97,593
10,429	GenOn Energy, Inc.*	22,214
3,108	NRG Energy, Inc.*	52,836
243	Ormat Technologies, Inc.	4,804
		286,534

Shares		Value
	Common Stocks (continued)
	Multi-Utilities – 34.8%
1,491	Alliant Energy Corp.	$67,453
3,241	Ameren Corp.	106,272
784	Avista Corp.	20,729
533	Black Hills Corp.	17,594
5,334	CenterPoint Energy, Inc.	107,800
228	CH Energy Group, Inc.	14,961
3,411	CMS Energy Corp.	78,419
3,927	Consolidated Edison, Inc.	233,460
7,693	Dominion Resources, Inc.	401,498
2,276	DTE Energy Co.	128,321
1,055	Integrys Energy Group, Inc.	57,645
3,792	NiSource, Inc.	93,473
485	NorthWestern Corp.	17,227
5,580	PG&E Corp.	246,524
6,872	Public Service Enterprise Group, Inc.	214,063
1,564	SCANA Corp.	72,132
3,017	Sempra Energy	195,321
2,725	TECO Energy, Inc.	49,104
1,094	Vectren Corp.	32,218
3,126	Wisconsin Energy Corp.	115,162
6,544	Xcel Energy, Inc.	177,081
		2,446,457
	Oil & Gas Storage & Transportation – 0.3%
440	Targa Resources Corp.	21,160
	Water Utilities – 1.8%
2,359	American Water Works Co., Inc.	80,772
1,871	Aqua America, Inc.	42,491
		123,263
	Total Common Stocks (Cost $6,393,927)	7,018,819
	Money Market Fund – 0.0%†
1,227	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $1,227)	1,227
	Total Investment Securities (Cost $6,395,154) – 100.0%	7,020,046
	Other assets less liabilities – 0.0%†	1,131
	Net Assets – 100.0%	$7,021,177
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$693,217
Aggregate gross unrealized depreciation	(75,844)
Net unrealized appreciation	$617,373
Federal income tax cost of investments	$6,402,673

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Assets and Liabilities
April 30, 2012 (Unaudited)

	Focus Morningstar US Market Index ETF	Focus Morningstar Large Cap Index ETF	Focus Morningstar Mid Cap Index ETF	Focus Morningstar Small Cap Index ETF	Focus Morningstar Basic Materials Index ETF	Focus Morningstar Communication Services Index ETF	Focus Morningstar Consumer Cyclical Index ETF	Focus Morningstar Consumer Defensive Index ETF
ASSETS:
Securities, at value	$20,139,193	$8,105,910	$5,170,671	$5,034,190	$4,414,012	$5,249,519	$2,937,996	$5,764,892
Cash	—	—	420	84	—	—	28	—
Dividends and interest receivable	17,090	7,909	2,725	2,030	5,761	23,064	1,727	9,188
Receivable from advisor (Note 3)	1,405	615	499	490	434	501	553	538
Receivable for investments sold	638	—	—	7,706	—	40,401	—	—
Total Assets	20,158,326	8,114,434	5,174,315	5,044,500	4,420,207	5,313,485	2,940,304	5,774,618
LIABILITIES:
Due to Custodian	9,342	5,278	—	—	3,399	20,712	—	6,720
Payable for investments purchased	34,608	17,580	3,810	8,619	—	40,661	1,855	—
Management fees payable (Note 3)	1,571	580	1,028	1,003	1,400	1,634	1,506	1,805
Trustees fees payable	2,958	918	754	718	652	767	860	922
Total Liabilities	48,479	24,356	5,592	10,340	5,451	63,774	4,221	9,447
NET ASSETS	$20,109,847	$8,090,078	$5,168,723	$5,034,160	$4,414,756	$5,249,711	$2,936,083	$5,765,171
NET ASSETS CONSIST OF:
Paid in Capital	$18,456,767	$7,630,207	$5,000,000	$5,000,002	$5,000,000	$5,000,000	$2,124,413	$5,001,572
Accumulated undistributed net investment income	29,743	12,754	5,570	11,581	11,291	23,840	2,704	16,664
Accumulated net realized gains (loss) on investments	(102,738)	(46,735)	(29,960)	(115,353)	(236,069)	(173,774)	378,007	(8,018)
Net unrealized appreciation (depreciation) on investments	1,726,075	493,852	193,113	137,930	(360,466)	399,645	430,959	754,953
NET ASSETS	$20,109,847	$8,090,078	$5,168,723	$5,034,160	$4,414,756	$5,249,711	$2,936,083	$5,765,171
Shares (unlimited number of shares authorized, no par value)	754,000	300,000	200,000	200,000	200,000	200,000	100,000	200,000
Net Asset Value	$26.67	$26.97	$25.84	$25.17	$22.07	$26.25	$29.36	$28.83
Securities, at cost	$18,413,118	$7,612,058	$4,977,558	$4,896,260	$4,774,478	$4,849,874	$2,507,037	$5,009,939

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Assets and Liabilities (continued)
April 30, 2012 (Unaudited)

	Focus Morningstar Energy Index ETF	Focus Morningstar Financial Services Index ETF	Focus Morningstar Health Care Index ETF	Focus Morningstar Industrials Index ETF	Focus Morningstar Real Estate Index ETF	Focus Morningstar Technology Index ETF	Focus Morningstar Utilities Index ETF
ASSETS:
Securities, at value	$5,849,547	$4,818,191	$5,756,820	$5,020,232	$5,586,211	$7,073,015	$7,020,046
Cash	453	176	—	—	—	41	1,228
Dividends and interest receivable	1,048	3,114	5,256	3,012	3,826	2,718	3,733
Receivable from advisor (Note 3)	560	472	539	493	510	533	632
Receivable for investments sold	—	—	—	4,238	3,533	—	—
Total Assets	5,851,608	4,821,953	5,762,615	5,027,975	5,594,080	7,076,307	7,025,639
LIABILITIES:
Due to Custodian	—	—	3,281	753	957	—	—
Payable for investments purchased	75,287	177	—	4,701	4,946	41	1,227
Management fees payable (Note 3)	1,812	1,524	1,793	1,588	1,077	2,046	2,179
Trustees fees payable	815	649	845	714	816	852	1,056
Total Liabilities	77,914	2,350	5,919	7,756	7,796	2,939	4,462
NET ASSETS	$5,773,694	$4,819,603	$5,756,696	$5,020,219	$5,586,284	$7,073,368	$7,021,177
NET ASSETS CONSIST OF:
Paid in Capital	$6,189,836	$5,000,000	$5,000,921	$5,000,001	$5,001,584	$6,457,530	$6,374,979
Accumulated undistributed net investment income	262	9,548	6,785	4,436	27,207	(570)	10,872
Accumulated net realized gains (loss) on investments	(92,267)	(73,152)	8,596	(57,043)	(36,965)	(6,260)	10,434
Net unrealized appreciation (depreciation) on investments	(324,137)	(116,793)	740,394	72,825	594,458	622,668	624,892
NET ASSETS	$5,773,694	$4,819,603	$5,756,696	$5,020,219	$5,586,284	$7,073,368	$7,021,177
Shares (unlimited number of shares authorized, no par value)	250,000	200,000	200,000	200,000	200,000	250,000	250,000
Net Asset Value	$23.09	$24.10	$28.78	$25.10	$27.93	$28.29	$28.08
Securities, at cost	$6,173,684	$4,934,984	$5,016,426	$4,947,407	$4,991,753	$6,450,347	$6,395,154

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Operations
For the six months ended April 30, 2012 (Unaudited)

	Focus Morningstar US Market Index ETF	Focus Morningstar Large Cap Index ETF	Focus Morningstar Mid Cap Index ETF	Focus Morningstar Small Cap Index ETF	Focus Morningstar Basic Materials Index ETF	Focus Morningstar Communication Services Index ETF	Focus Morningstar Consumer Cyclical Index ETF	Focus Morningstar Consumer Defensive Index ETF
INVESTMENT INCOME:
Dividends and interest income	$145,534	$62,512	$38,996	$42,479	$43,639	$89,935	$42,733	$78,119
Total investment income	145,534	62,512	38,996	42,479	43,639	89,935	42,733	78,119
EXPENSES:
Management fees (Note 3)	3,492	1,394	2,911	2,854	4,075	4,616	4,742	5,194
Trustee fees (Note 3)	3,793	1,861	1,671	1,623	1,474	1,726	1,841	1,907
Gross expenses before fees waived and/or reimbursed	7,285	3,255	4,582	4,477	5,549	6,342	6,583	7,101
LESS:
Advisor expenses waived and/or reimbursed (Note 3)	(3,451)	(1,724)	(1,553)	(1,507)	(1,372)	(1,608)	(1,719)	(1,775)
Total expenses (Note 3)	3,834	1,531	3,029	2,970	4,177	4,734	4,864	5,326
Net investment income (loss)	141,700	60,981	35,967	39,509	39,462	85,201	37,869	72,793
NET REALIZED GAIN (LOSS) ON:
Investments	(122,788)	(39,068)	(38,585)	(133,706)	(176,174)	(176,476)	(40,779)	(2,349)
In-kind redemptions of investments	67,050	5,399	24,138	54,604	12,119	36,233	425,993	10,683
Net realized gain (loss)	(55,738)	(33,669)	(14,447)	(79,102)	(164,055)	(140,243)	385,214	8,334
CHANGE IN NET UNREALIZED APPRECIATION ON:
Investments	1,706,122	672,204	529,590	563,675	352,884	776,879	390,125	501,700
Change in net unrealized appreciation (depreciation)	1,706,122	672,204	529,590	563,675	352,884	776,879	390,125	501,700
Net realized and unrealized gain (loss) on investments	1,650,384	638,535	515,143	484,573	188,829	636,636	775,339	510,034
Change in net assets resulting from operations	$1,792,084	$699,516	$551,110	$524,082	$228,291	$721,837	$813,208	$582,827

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Operations (continued)
For the six months ended April 30, 2012 (Unaudited)

	Focus Morningstar Energy Index ETF	Focus Morningstar Financial Services Index ETF	Focus Morningstar Health Care Index ETF	Focus Morningstar Industrials Index ETF	Focus Morningstar Real Estate Index ETF	Focus Morningstar Technology Index ETF	Focus Morningstar Utilities Index ETF
INVESTMENT INCOME:
Dividends and interest income	$41,087	$44,112	$58,387	$51,384	$114,622	$29,489	$129,142
Total investment income	41,087	44,112	58,387	51,384	114,622	29,489	129,142
EXPENSES:
Management fees (Note 3)	4,680	4,164	5,105	4,537	3,067	5,201	6,206
Trustee fees (Note 3)	1,706	1,525	1,835	1,633	1,745	1,791	2,054
Gross expenses before fees waived and/or reimbursed	6,386	5,689	6,940	6,170	4,812	6,992	8,260
LESS:
Advisor expenses waived and/or reimbursed (Note 3)	(1,589)	(1,418)	(1,705)	(1,517)	(1,621)	(1,658)	(1,898)
Total expenses (Note 3)	4,797	4,271	5,235	4,653	3,191	5,334	6,362
Net investment income (loss)	36,290	39,841	53,152	46,731	111,431	24,155	122,780
NET REALIZED GAIN (LOSS) ON:
Investments	(52,453)	(50,445)	4,952	(38,561)	(24,030)	(26,417)	12,442
In-kind redemptions of investments	6,160	2,288	15,380	1,561	6,706	20,926	2,440
Net realized gain (loss)	(46,293)	(48,157)	20,332	(37,000)	(17,324)	(5,491)	14,882
CHANGE IN NET UNREALIZED APPRECIATION ON:
Investments	159,590	709,658	640,094	543,964	602,812	663,456	153,088
Change in net unrealized appreciation (depreciation)	159,590	709,658	640,094	543,964	602,812	663,456	153,088
Net realized and unrealized gain (loss) on investments	113,297	661,501	660,426	506,964	585,488	657,965	167,970
Change in net assets resulting from operations	$149,587	$701,342	$713,578	$553,695	$696,919	$682,120	$290,750

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Changes in Net Assets
For the Periods Indicated

	Focus Morningstar US Market Index ETF		Focus Morningstar Large Cap Index ETF		Focus Morningstar Mid Cap Index ETF
	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investments income (loss)	$141,700	$73,046	$60,981	$59,911	$35,967	$36,577
Net realized gain (loss)	(55,738)	(47,000)	(33,669)	(11,813)	(14,447)	(15,513)
Change in net unrealized appreciation (depreciation)	1,706,122	19,953	672,204	(178,352)	529,590	(336,477)
Change in net assets resulting from operations	1,792,084	45,999	699,516	(130,254)	551,110	(315,413)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(128,877)	(56,126)	(57,438)	(50,700)	(35,888)	(31,086)
Total distributions	(128,877)	(56,126)	(57,438)	(50,700)	(35,888)	(31,086)
CAPITAL TRANSACTIONS:
Issued in-kind	11,310,766	9,551,384	5,162,439	6,174,030	2,427,813	5,000,000
Redeemed in-kind	(2,505,383)	—	(2,533,485)	(1,174,030)	(2,427,813)	—
Change in net assets resulting from capital transactions	8,805,383	9,551,384	2,628,954	5,000,000	—	5,000,000
Change in net assets	10,468,590	9,541,257	3,271,032	4,819,046	515,222	4,653,501
NET ASSETS:
Beginning of period	$9,641,257	$100,000 (a)	$4,819,046	$—	$4,653,501	$—
End of period	$20,109,847	$9,641,257	$8,090,078	$4,819,046	$5,168,723	$4,653,501
Accumulated undistributed net investment income (loss) included in end of period net assets	$29,743	$16,920	$12,754	$9,211	$5,570	$5,491
SHARE TRANSACTIONS:
Beginning of period	404,000	—	200,000	—	200,000	—
Issued	—	4,000 (a)	—	—	—	—
Issued in-kind (Note 7)	450,000	400,000	200,000	250,000	100,000	200,000
Redeemed in-kind (Note 7)	(100,000)	—	(100,000)	(50,000)	(100,000)	—
Shares outstanding, end of period	754,000	404,000	300,000	200,000	200,000	200,000
*	Commencement of investment operations.
(a)	Represents initial seed capital.

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Changes in Net Assets (continued)
For the Periods Indicated

	Focus Morningstar Small Cap Index ETF		Focus Morningstar Basic Materials Index ETF		Focus Morningstar Communication Services Index ETF
	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investments income (loss)	$39,509	$34,964	$39,462	$49,246	$85,201	$104,720
Net realized gain (loss)	(79,102)	(36,251)	(164,055)	(72,014)	(140,243)	(33,531)
Change in net unrealized appreciation (depreciation)	563,675	(425,745)	352,884	(713,350)	776,879	(377,234)
Change in net assets resulting from operations	524,082	(427,032)	228,291	(736,118)	721,837	(306,045)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,061)	(25,831)	(37,488)	(39,929)	(88,708)	(77,373)
Total distributions	(37,061)	(25,831)	(37,488)	(39,929)	(88,708)	(77,373)
CAPITAL TRANSACTIONS:
Issued in-kind	2,382,062	5,000,002	984,232	5,000,000	2,447,556	5,000,000
Redeemed in-kind	(2,382,062)	—	(984,232)	—	(2,447,556)	—
Change in net assets resulting from capital transactions	—	5,000,002	—	5,000,000	—	5,000,000
Change in net assets	487,021	4,547,139	190,803	4,223,953	633,129	4,616,582
NET ASSETS:
Beginning of period	$4,547,139	$—	$4,223,953	$—	$4,616,582	$—
End of period	$5,034,160	$4,547,139	$4,414,756	$4,223,953	$5,249,711	$4,616,582
Accumulated undistributed net investment income (loss) included in end of period net assets	$11,581	$9,133	$11,291	$9,317	$23,840	$27,347
SHARE TRANSACTIONS:
Beginning of period	200,000	—	200,000	—	200,000	—
Issued	—	—	—	—	—	—
Issued in-kind (Note 7)	100,000	200,000	50,000	200,000	100,000	200,000
Redeemed in-kind (Note 7)	(100,000)	—	(50,000)	—	(100,000)	—
Shares outstanding, end of period	200,000	200,000	200,000	200,000	200,000	200,000
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Changes in Net Assets (continued)
For the Periods Indicated

	Focus Morningstar Consumer Cyclical Index ETF		Focus Morningstar Consumer Defensive Index ETF		Focus Morningstar Energy Index ETF
	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investments income (loss)	$37,869	$29,322	$72,793	$79,631	$36,290	$37,639
Net realized gain (loss)	385,214	(7,207)	8,334	(14,780)	(46,293)	(42,567)
Change in net unrealized appreciation (depreciation)	390,125	40,834	501,700	253,253	159,590	(483,727)
Change in net assets resulting from operations	813,208	62,949	582,827	318,104	149,587	(488,655)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(38,355)	(26,132)	(72,411)	(63,349)	(38,535)	(35,132)
Total distributions	(38,355)	(26,132)	(72,411)	(63,349)	(38,535)	(35,132)
CAPITAL TRANSACTIONS:
Issued in-kind	2,659,081	5,000,000	2,759,740	6,317,628	2,407,054	6,084,778
Redeemed in-kind	(5,534,668)	—	(2,759,740)	(1,317,628)	(1,220,627)	(1,084,776)
Change in net assets resulting from capital transactions	(2,875,587)	5,000,000	—	5,000,000	1,186,427	5,000,002
Change in net assets	(2,100,734)	5,036,817	510,416	5,254,755	1,297,479	4,476,215
NET ASSETS:
Beginning of period	$5,036,817	$—	$5,254,755	$—	$4,476,215	$—
End of period	$2,936,083	$5,036,817	$5,765,171	$5,254,755	$5,773,694	$4,476,215
Accumulated undistributed net investment income (loss) included in end of period net assets	$2,704	$3,190	$16,664	$16,282	$262	$2,507
SHARE TRANSACTIONS:
Beginning of period	200,000	—	200,000	—	200,000	—
Issued	—	—	—	—	—	—
Issued in-kind (Note 7)	100,000	200,000	100,000	250,000	100,000	250,000
Redeemed in-kind (Note 7)	(200,000)	—	(100,000)	(50,000)	(50,000)	(50,000)
Shares outstanding, end of period	100,000	200,000	200,000	200,000	250,000	200,000
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Changes in Net Assets (continued)
For the Periods Indicated

	Focus Morningstar Financial Services Index ETF		Focus Morningstar Health Care Index ETF		Focus Morningstar Industrials Index ETF
	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investments income (loss)	$39,841	$38,420	$53,152	$53,964	$46,731	$45,297
Net realized gain (loss)	(48,157)	(25,035)	20,332	(10,815)	(37,000)	(20,043)
Change in net unrealized appreciation (depreciation)	709,658	(826,451)	640,094	100,300	543,964	(471,139)
Change in net assets resulting from operations	701,342	(813,066)	713,578	143,449	553,695	(445,885)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,655)	(31,018)	(52,298)	(48,033)	(46,780)	(40,812)
Total distributions	(37,655)	(31,018)	(52,298)	(48,033)	(46,780)	(40,812)
CAPITAL TRANSACTIONS:
Issued in-kind	2,216,422	5,000,000	2,692,784	6,256,823	1,285,000	5,000,001
Redeemed in-kind	(2,216,422)	—	(2,692,784)	(1,256,823)	(1,285,000)	—
Change in net assets resulting from capital transactions	—	5,000,000	—	5,000,000	—	5,000,001
Change in net assets	663,687	4,155,916	661,280	5,095,416	506,915	4,513,304
NET ASSETS:
Beginning of period	$4,155,916	$—	$5,095,416	$—	$4,513,304	$—
End of period	$4,819,603	$4,155,916	$5,756,696	$5,095,416	$5,020,219	$4,513,304
Accumulated undistributed net investment income (loss) included in end of period net assets	$9,548	$7,362	$6,785	$5,931	$4,436	$4,485
SHARE TRANSACTIONS:
Beginning of period	200,000	—	200,000	—	200,000	—
Issued	—	—	—	—	—	—
Issued in-kind (Note 7)	100,000	200,000	100,000	250,000	50,000	200,000
Redeemed in-kind (Note 7)	(100,000)	—	(100,000)	(50,000)	(50,000)	—
Shares outstanding, end of period	200,000	200,000	200,000	200,000	200,000	200,000
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FocusShares Trust
Statements of Changes in Net Assets (continued)
For the Periods Indicated

	Focus Morningstar Real Estate Index ETF		Focus Morningstar Technology Index ETF		Focus Morningstar Utilities Index ETF
	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	March 28, 2011* through October 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investments income (loss)	$111,431	$121,641	$24,155	$20,969	$122,780	$111,670
Net realized gain (loss)	(17,324)	(18,057)	(5,491)	(769)	14,882	(3,615)
Change in net unrealized appreciation (depreciation)	602,812	(8,354)	663,456	(40,788)	153,088	471,804
Change in net assets resulting from operations	696,919	95,230	682,120	(20,588)	290,750	579,859
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(139,874)	(65,991)	(25,507)	(20,187)	(122,197)	(101,381)
Total distributions	(139,874)	(65,991)	(25,507)	(20,187)	(122,197)	(101,381)
CAPITAL TRANSACTIONS:
Issued in-kind	2,571,510	6,236,332	4,075,125	5,000,000	2,755,715	6,351,103
Redeemed in-kind	(2,571,510)	(1,236,332)	(2,617,595)	—	(1,381,569)	(1,351,103)
Change in net assets resulting from capital transactions	—	5,000,000	1,457,530	5,000,000	1,374,146	5,000,000
Change in net assets	557,045	5,029,239	2,114,143	4,959,225	1,542,699	5,478,478
NET ASSETS:
Beginning of period	$5,029,239	$—	$4,959,225	$—	$5,478,478	$—
End of period	$5,586,284	$5,029,239	$7,073,368	$4,959,225	$7,021,177	$5,478,478
Accumulated undistributed net investment income (loss) included in end of period net assets	$27,207	$55,650	$(570)	$782	$10,872	$10,289
SHARE TRANSACTIONS:
Beginning of period	200,000	—	200,000	—	200,000	—
Issued	—	—	—	—	—	—
Issued in-kind (Note 7)	100,000	250,000	150,000	200,000	100,000	250,000
Redeemed in-kind (Note 7)	(100,000)	(50,000)	(100,000)	—	(50,000)	(50,000)
Shares outstanding, end of period	200,000	200,000	250,000	200,000	250,000	200,000
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FocusShares Trust

Financial Highlights

	PER SHARE OPERATING PERFORMANCE									RATIOS /SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS				DISTRIBUTIONS		Net asset value, end of period	TOTAL RETURN(b)		RATIOS TO AVERAGE NET ASSETS(e)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gains on investments	Total from investment operations	Net investment income	Total distributions		Net asset value(c)	Market value(d)	Expenses (Note 4)	Expenses net of waivers (Note 4)	Net investment income	Net assets, end of period (000's)	Portfolio turnover rate(b)(f)
Focus Morningstar US Market Index ETF
Six months ended April 30, 2012 (Unaudited)	$23.86	$0.25	$2.79	$3.04	$(0.23)	$(0.23)	$26.67	12.79%	12.79%	0.10%	0.05%	2.03%	$20,110	7%
March 28, 2011* through October 31, 2011	25.00	0.27	(1.22)	(0.95)	(0.19)	(0.19)	23.86	(3.76)	(4.49)	0.15	0.05	1.89	9,641	9
Focus Morningstar Large Cap Index ETF
Six months ended April 30, 2012 (Unaudited)	24.10	0.28	2.85	3.13	(0.26)	(0.26)	26.97	13.07	13.08	0.12	0.05	2.19	8,090	3
March 28, 2011* through October 31, 2011	25.00	0.30	(0.95)	(0.65)	(0.25)	(0.25)	24.10	(2.53)	(3.23)	0.12	0.05	2.08	4,819	4
Focus Morningstar Mid Cap Index ETF
Six months ended April 30, 2012 (Unaudited)	23.27	0.18	2.57	2.75	(0.18)	(0.18)	25.84	11.87	11.44	0.19	0.12	1.48	5,169	13
March 28, 2011* through October 31, 2011	25.00	0.18	(1.75)	(1.57)	(0.16)	(0.16)	23.27	(6.28)	(6.77)	0.19	0.12	1.28	4,654	16
Focus Morningstar Small Cap Index ETF
Six months ended April 30, 2012 (Unaudited)	22.74	0.20	2.42	2.62	(0.19)	(0.19)	25.17	11.55	11.51	0.19	0.12	1.66	5,034	10
March 28, 2011* through October 31, 2011	25.00	0.17	(2.30)	(2.13)	(0.13)	(0.13)	22.74	(8.50)	(9.37)	0.19	0.12	1.25	4,547	21
Focus Morningstar Basic Materials Index ETF
Six months ended April 30, 2012 (Unaudited)	21.12	0.20	0.94	1.14	(0.19)	(0.19)	22.07	5.43	5.53	0.26	0.19	1.84	4,415	15
March 28, 2011* through October 31, 2011	25.00	0.25	(3.93)	(3.68)	(0.20)	(0.20)	21.12	(14.71)	(15.66)	0.26	0.19	1.81	4,224	19
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FocusShares Trust

Financial Highlights (continued)

	PER SHARE OPERATING PERFORMANCE									RATIOS /SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS				DISTRIBUTIONS		Net asset value, end of period	TOTAL RETURN(b)		RATIOS TO AVERAGE NET ASSETS(e)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gains on investments	Total from investment operations	Net investment income	Total distributions		Net asset value(c)	Market value(d)	Expenses (Note 4)	Expenses net of waivers (Note 4)	Net investment income	Net assets, end of period (000's)	Portfolio turnover rate(b)(f)
Focus Morningstar Communication Services Index ETF
Six months ended April 30, 2012 (Unaudited)	$23.08	$0.43	$3.18	$3.61	$(0.44)	$(0.44)	$26.25	15.83%	15.83%	0.26%	0.19%	3.51%	$5,250	23%
March 28, 2011* through October 31, 2011	25.00	0.52	(2.05)	(1.53)	(0.39)	(0.39)	23.08	(6.17)	(6.88)	0.26	0.19	3.56	4,617	22
Focus Morningstar Consumer Cyclical Index ETF
Six months ended April 30, 2012 (Unaudited)	25.18	0.20	4.17	4.37	(0.19)	(0.19)	29.36	17.45	17.54	0.26	0.19	1.52	2,936	4
March 28, 2011* through October 31, 2011	25.00	0.15	0.16	0.31	(0.13)	(0.13)	25.18	1.27	0.11	0.26	0.19	0.99	5,037	4
Focus Morningstar Consumer Defensive Index ETF
Six months ended April 30, 2012 (Unaudited)	26.27	0.36	2.56	2.92	(0.36)	(0.36)	28.83	11.18	11.14	0.26	0.19	2.66	5,765	2
March 28, 2011* through October 31, 2011	25.00	0.40	1.19	1.59	(0.32)	(0.32)	26.27	6.40	5.89	0.26	0.19	2.57	5,255	4
Focus Morningstar Energy Index ETF
Six months ended April 30, 2012 (Unaudited)	22.38	0.17	0.71	0.88	(0.17)	(0.17)	23.09	3.95	4.00	0.26	0.19	1.47	5,774	9
March 28, 2011* through October 31, 2011	25.00	0.19	(2.63)	(2.44)	(0.18)	(0.18)	22.38	(9.71)	(10.83)	0.26	0.19	1.38	4,476	13
Focus Morningstar Financial Services Index ETF
Six months ended April 30, 2012 (Unaudited)	20.78	0.20	3.31	3.51	(0.19)	(0.19)	24.10	16.97	16.98	0.26	0.19	1.82	4,820	3
March 28, 2011* through October 31, 2011	25.00	0.19	(4.25)	(4.06)	(0.16)	(0.16)	20.78	(16.24)	(16.48)	0.26	0.19	1.46	4,156	5
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FocusShares Trust

Financial Highlights (continued)

	PER SHARE OPERATING PERFORMANCE									RATIOS /SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS				DISTRIBUTIONS		Net asset value, end of period	TOTAL RETURN(b)		RATIOS TO AVERAGE NET ASSETS(e)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gains on investments	Total from investment operations	Net investment income	Total distributions		Net asset value(c)	Market value(d)	Expenses (Note 4)	Expenses net of waivers (Note 4)	Net investment income	Net assets, end of period (000's)	Portfolio turnover rate(b)(f)
Focus Morningstar Health Care Index ETF
Six Months ended April 30, 2012 (Unaudited)	$25.48	$0.27	$3.29	$3.56	$(0.26)	$(0.26)	$28.78	14.04%	14.12%	0.26%	0.19%	1.98%	$5,757	5%
March 28, 2011* through October 31, 2011	25.00	0.27	0.45	0.72	(0.24)	(0.24)	25.48	2.90	2.17	0.26	0.19	1.76	5,095	6
Focus Morningstar Industrials Index ETF
Six Months ended April 30, 2012 (Unaudited)	22.57	0.23	2.53	2.76	(0.23)	(0.23)	25.10	12.30	12.35	0.26	0.19	1.96	5,020	8
March 28, 2011* through October 31, 2011	25.00	0.23	(2.46)	(2.23)	(0.20)	(0.20)	22.57	(8.87)	(9.63)	0.26	0.19	1.63	4,513	6
Focus Morningstar Real Estate Index ETF
Six Months ended April 30, 2012 (Unaudited)	25.15	0.56	2.92	3.48	(0.70)	(0.70)	27.93	14.15	14.24	0.19	0.12	4.36	5,586	5
March 28, 2011* through October 31, 2011	25.00	0.61	(0.13)	0.48	(0.33)	(0.33)	25.15	1.97	1.25	0.19	0.12	4.07	5,029	21
Focus Morningstar Technology Index ETF
Six Months ended April 30, 2012 (Unaudited)	24.80	0.12	3.50	3.62	(0.13)	(0.13)	28.29	14.63	14.59	0.26	0.19	0.88	7,073	3
March 28, 2011* through October 31, 2011	25.00	0.10	(0.20)	(0.10)	(0.10)	(0.10)	24.80	(0.37)	(1.08)	0.26	0.19	0.73	4,959	5
Focus Morningstar Utilities Index ETF
Six Months ended April 30, 2012 (Unaudited)	27.39	0.51	0.67	1.18	(0.49)	(0.49)	28.08	4.34	4.34	0.25	0.19	3.76	7,021	7
March 28, 2011* through October 31, 2011	25.00	0.56	2.34	2.90	(0.51)	(0.51)	27.39	11.70	10.59	0.26	0.19	3.57	5,478	4
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FocusShares Trust Notes to Financial Highlights:

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the official midpoint bid/ask from the NYSE Arca Exchange. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	In-kind transactions are not included in the portfolio turnover calculations.

See accompanying notes to the financial statements.

FocusShares Trust
Notes to Financial Statements
April 30, 2012 (Unaudited)

1. Organization

FocusShares Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), currently consisting of fifteen (15) investment portfolios (each, a “Fund”). FocusShares, LLC (the “Advisor”) is the investment adviser to each Fund. Each of the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF is a diversified investment company. Each other Fund is a non-diversified investment company. The Trust was organized as a Delaware statutory trust on July 10, 2007. From November 28, 2007 until October 30, 2008, the Trust operated four exchange-traded funds that have been closed and liquidated.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an “Underlying Index”) representing publicly-traded equity securities of issuers in a particular broad market, market segment, market sector or group of industries.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

In calculating net asset value (“NAV”), each Fund’s investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using “fair value pricing” as determined in good faith under Pricing and Valuation Guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; and (4) foreign securities traded on exchanges that close before a Fund’s NAV is calculated.

The frequency with which each Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Funds invest in other open-end management investment companies registered under the 1940 Act, they may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Valuing the Funds’ investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine a Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for shares deviating from NAV.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2012 (Unaudited)

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•	Level 2 — valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market evens, interest rates, prepayment speeds, credit risk, etc.); or
•	Level 3 — valuation inputs consist of unobservable data (including a Fund’s own assumptions).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2012, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type. There were no significant transfers between Level 1, Level 2 or Level 3 for the period ending April 30, 2012.

	LEVEL 1 – Quoted Prices	LEVEL 1 – Quoted Prices	Total
	Common Stocks	Money Market Funds	Investment Securities
Focus Morningstar US Market Index ETF	$20,139,193	$—	$20,139,193
Focus Morningstar Large Cap Index ETF	8,105,910	—	8,105,910
Focus Morningstar Mid Cap Index ETF	5,169,705	966	5,170,671
Focus Morningstar Small Cap Index ETF	5,034,106	84	5,034,190
Focus Morningstar Basic Materials Index ETF	4,414,012	—	4,414,012
Focus Morningstar Communication Services Index ETF	5,249,519	—	5,249,519
Focus Morningstar Consumer Cyclical Index ETF	2,937,135	861	2,937,996
Focus Morningstar Consumer Defensive Index ETF	5,764,892	—	5,764,892
Focus Morningstar Energy Index ETF	5,848,156	1,391	5,849,547
Focus Morningstar Financial Services Index ETF	4,818,015	176	4,818,191
Focus Morningstar Health Care Index ETF	5,756,820	—	5,756,820
Focus Morningstar Industrials Index ETF	5,020,232	—	5,020,232
Focus Morningstar Real Estate Index ETF	5,586,211	—	5,586,211
Focus Morningstar Technology Index ETF	7,072,625	390	7,073,015
Focus Morningstar Utilities Index ETF	7,018,819	1,227	7,020,046

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Focus Morningstar Small Cap Index ETF	Focus Morningstar Financial Services Index ETF
Balance as of 10/31/11	$—	$—
Total gain or loss (realized/unrealized) included in earnings	6,646	3,397
Sales	(6,646)	(3,397)
Transfer into Level 3	—	—
Transfer out of Level 3	—	—
Balance as of 04/30/12	$—	$—
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 04/30/12	$—	$—

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements

The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Futures Contracts

The Funds may utilize futures contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Funds may use futures contracts based on other indexes or combinations of indexes that the Advisor believes to be representative of each Fund’s respective Underlying Index.

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2012 (Unaudited)

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

The Funds may use futures contracts thereon, together with positions in cash and money market instruments, to simulate full investment in each Fund’s respective Underlying Index. Liquid futures contracts are not currently available for the Underlying Index of each Fund. Under such circumstances, the Advisor may seek to utilize other instruments that it believes to be correlated to each Fund’s respective Underlying Index components or a subset of the components.

Taxes

Each of the Funds intends to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders at least annually. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board and ongoing analysis of tax law, regulation, and interpretations thereof. As of April 30, 2012, management of the Funds has reviewed the open tax periods and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2012 (Unaudited)

3. Fees and Other Transactions with Affiliates

Under the terms of an Investment Advisory Agreement between the Trust and Advisor with respect to each of the Funds (the “Investment Advisory Agreement”), FocusShares, LLC serves as the Advisor to the Funds and, subject to the supervision of the Trust’s Board of Trustees, is responsible for the day-to-day investment management of the Funds.

The Advisor receives fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Management Fee
Focus Morningstar US Market Index ETF	0.05%
Focus Morningstar Large Cap Index ETF	0.05%
Focus Morningstar Mid Cap Index ETF	0.12%
Focus Morningstar Small Cap Index ETF	0.12%
Focus Morningstar Basic Materials Index ETF	0.19%
Focus Morningstar Communication Services Index ETF	0.19%
Focus Morningstar Consumer Cyclical Index ETF	0.19%
Focus Morningstar Consumer Defensive Index ETF	0.19%
Focus Morningstar Energy Index ETF	0.19%
Focus Morningstar Financial Services Index ETF	0.19%
Focus Morningstar Health Care Index ETF	0.19%
Focus Morningstar Industrials Index ETF	0.19%
Focus Morningstar Real Estate Index ETF	0.12%
Focus Morningstar Technology Index ETF	0.19%
Focus Morningstar Utilities Index ETF	0.19%

Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) compensation and expenses of each Independent Trustee; (vi) compensation and expenses of counsel to the Independent Trustees; (vii) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) extraordinary expenses, as determined under generally accepted accounting principles; and (ix) the advisory fee payable to the Advisor.

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2012 (Unaudited)

The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future, at its discretion. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” to not more than the below listed operating expense limit of the average daily net assets for each Fund during any fiscal year for the period beginning at such Fund’s inception and ending March 31, 2013.

Fund	Expense Limitations
Focus Morningstar US Market Index ETF	0.0549%
Focus Morningstar Large Cap Index ETF	0.0549%
Focus Morningstar Mid Cap Index ETF	0.1249%
Focus Morningstar Small Cap Index ETF	0.1249%
Focus Morningstar Basic Materials Index ETF	0.1949%
Focus Morningstar Communication Services Index ETF	0.1949%
Focus Morningstar Consumer Cyclical Index ETF	0.1949%
Focus Morningstar Consumer Defensive Index ETF	0.1949%
Focus Morningstar Energy Index ETF	0.1949%
Focus Morningstar Financial Services Index ETF	0.1949%
Focus Morningstar Health Care Index ETF	0.1949%
Focus Morningstar Industrials Index ETF	0.1949%
Focus Morningstar Real Estate Index ETF	0.1249%
Focus Morningstar Technology Index ETF	0.1949%
Focus Morningstar Utilities Index ETF	0.1949%

These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised. Additionally, for the period ended April 30, 2012, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
Focus Morningstar US Market Index ETF	$3,451	$—	March 31, 2013
Focus Morningstar Large Cap Index ETF	1,394	330	March 31, 2013
Focus Morningstar Mid Cap Index ETF	1,553	—	March 31, 2013
Focus Morningstar Small Cap Index ETF	1,507	—	March 31, 2013
Focus Morningstar Basic Materials Index ETF	1,372	—	March 31, 2013
Focus Morningstar Communication Services Index ETF	1,608	—	March 31, 2013
Focus Morningstar Consumer Cyclical Index ETF	1,719	—	March 31, 2013
Focus Morningstar Consumer Defensive Index ETF	1,775	—	March 31, 2013
Focus Morningstar Energy Index ETF	1,589	—	March 31, 2013
Focus Morningstar Financial Services Index ETF	1,418	—	March 31, 2013
Focus Morningstar Health Care Index ETF	1,705	—	March 31, 2013
Focus Morningstar Industrials Index ETF	1,517	—	March 31, 2013
Focus Morningstar Real Estate Index ETF	1,621	—	March 31, 2013
Focus Morningstar Technology Index ETF	1,658	—	March 31, 2013
Focus Morningstar Utilities Index ETF	1,898	—	March 31, 2013

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2012 (Unaudited)

Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within three years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. As of April 30, 2012, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires October 31,			Total Amount Eligible for Recoupment
Fund	2014	2015	2016
Focus Morningstar US Market Index ETF	$3,522	$3,451	$—	$6,973
Focus Morningstar Large Cap Index ETF	1,885	1,724	—	3,609
Focus Morningstar Mid Cap Index ETF	1,840	1,553	—	3,393
Focus Morningstar Small Cap Index ETF	1,792	1,507	—	3,299
Focus Morningstar Basic Materials Index ETF	1,762	1,372	—	3,134
Focus Morningstar Communication Services Index ETF	1,900	1,608	—	3,508
Focus Morningstar Consumer Cyclical Index ETF	1,938	1,719	—	3,657
Focus Morningstar Consumer Defensive Index ETF	2,081	1,775	—	3,856
Focus Morningstar Energy Index ETF	1,776	1,589	—	3,365
Focus Morningstar Financial Services Index ETF	1,660	1,418	—	3,078
Focus Morningstar Health Care Index ETF	1,999	1,705	—	3,704
Focus Morningstar Industrials Index ETF	1,770	1,517	—	3,287
Focus Morningstar Real Estate Index ETF	1,964	1,621	—	3,585
Focus Morningstar Technology Index ETF	1,894	1,658	—	3,552
Focus Morningstar Utilities Index ETF	2,121	1,898	—	4,019

The Trust pays each Independent Trustee an annual retainer of $15,000, a per meeting fee of $500 for in-person meetings of the Board and a per meeting fee of $250 for telephonic meetings. The Trust pays the Chairman of the Board an additional annual retainer of $4,000 and each Trustee who acts as chairman of a committee an additional annual retainer of $1,000. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. No pension or retirement benefits are accrued as part of Trustee compensation. Each Fund’s portion of Trustees’ fees and expenses is disclosed in the Statement of Operations.

4. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2013. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets.

5. Issuance and Redemption of Fund Shares

The Trust issues and redeems Shares only in whole creation units (“Creation Units”) on a continuous basis through the Distributor, without an initial sales load, at their NAV next determined after receipt, on any business day, of an order in proper form only through an authorized participant.

The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2012 (Unaudited)

A fixed creation transaction fee (“Transaction Fee”) of $500 per transaction payable to the custodian is imposed on each purchaser of Creation Units using the normal clearing process. The creation Transaction Fee is the same regardless of the number of Creation Units purchased by an authorized participant on the same day.

The basic redemption Transaction Fees are the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust these Transaction Fees from time to time based upon actual experience. An additional charge up to four times the redemption Transaction Fee may be charged with respect to redemptions outside of the normal clearing process. An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are available) may also be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

6. Investment Transactions

For the period ended April 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
Focus Morningstar US Market Index ETF	$1,040,576	$990,757
Focus Morningstar Large Cap Index ETF	196,834	174,369
Focus Morningstar Mid Cap Index ETF	637,618	640,081
Focus Morningstar Small Cap Index ETF	496,430	492,063
Focus Morningstar Basic Materials Index ETF	627,329	628,994
Focus Morningstar Communication Services Index ETF	1,124,894	1,124,481
Focus Morningstar Consumer Cyclical Index ETF	211,645	238,453
Focus Morningstar Consumer Defensive Index ETF	133,535	132,546
Focus Morningstar Energy Index ETF	541,565	463,798
Focus Morningstar Financial Services Index ETF	131,598	131,701
Focus Morningstar Health Care Index ETF	247,764	251,594
Focus Morningstar Industrials Index ETF	405,568	404,783
Focus Morningstar Real Estate Index ETF	253,707	280,742
Focus Morningstar Technology Index ETF	198,491	190,803
Focus Morningstar Utilities Index ETF	432,491	432,905

7. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2012 (Unaudited)

For the period ended April 30, 2012, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains
Focus Morningstar US Market Index ETF	$350,062	$67,050
Focus Morningstar Large Cap Index ETF	36,231	5,399
Focus Morningstar Mid Cap Index ETF	279,336	24,138
Focus Morningstar Small Cap Index ETF	317,398	54,604
Focus Morningstar Basic Materials Index ETF	78,042	12,119
Focus Morningstar Communication Services Index ETF	237,913	36,233
Focus Morningstar Consumer Cyclical Index ETF	2,938,160	425,993
Focus Morningstar Consumer Defensive Index ETF	78,745	10,683
Focus Morningstar Energy Index ETF	23,536	6,160
Focus Morningstar Financial Services Index ETF	19,388	2,288
Focus Morningstar Health Care Index ETF	119,407	15,380
Focus Morningstar Industrials Index ETF	7,539	1,561
Focus Morningstar Real Estate Index ETF	47,353	6,706
Focus Morningstar Technology Index ETF	152,685	20,926
Focus Morningstar Utilities Index ETF	22,305	2,440

During the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended April 30, 2012, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Focus Morningstar US Market Index ETF	$9,150,682
Focus Morningstar Large Cap Index ETF	2,664,120
Focus Morningstar Mid Cap Index ETF	284,436
Focus Morningstar Small Cap Index ETF	316,514
Focus Morningstar Basic Materials Index ETF	80,956
Focus Morningstar Communication Services Index ETF	234,443
Focus Morningstar Consumer Cyclical Index ETF	91,544
Focus Morningstar Consumer Defensive Index ETF	78,139
Focus Morningstar Energy Index ETF	1,204,333
Focus Morningstar Financial Services Index ETF	21,054
Focus Morningstar Health Care Index ETF	123,912
Focus Morningstar Industrials Index ETF	7,399
Focus Morningstar Real Estate Index ETF	48,827
Focus Morningstar Technology Index ETF	1,600,527
Focus Morningstar Utilities Index ETF	1,395,184

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2012 (Unaudited)

8. Risk

•	Index Risk

Except with regard to the Focus Morningstar US Market Index ETF, the Focus Morningstar Large Cap Index ETF, the Focus Morningstar Mid Cap Index ETF and the Focus Morningstar Small Cap Index ETF, each Fund’s Underlying Index is new and has limited historical performance data that is not predictive of future results. Each Underlying Index and Fund rebalance only when Morningstar determines to rebalance the Underlying Index, which occurs on a quarterly basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market or sector the Underlying Indexes seek to track due to changes that are reflected in the market or sector more quickly than the quarterly rebalancing process can track.

•	Index Tracking Risk

Imperfect correlation between the Fund’s portfolio securities and those in the Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the Underlying Index does not.

•	Concentration Risk

This risk applies to all Funds except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

•	Non-Diversified Risk

This risk applies to each Fund except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF. The Funds are separate investment portfolios of the Trust, which is an open-end investment company registered under the 1940 Act. The Funds are classified as “non-diversified” investment companies under the 1940 Act. As a result, the Funds are subject to the risk that they will be more volatile than a diversified fund because each Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise its Underlying Index. As a result, the gains and losses on a single security may have a greater impact on a Fund’s NAV and may make the Fund more volatile than diversified funds.

•	Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

FocusShares Trust
Notes to Financial Statements (continued)
April 30, 2012 (Unaudited)

9. Guarantees and Indemnifications

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Advisor is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

FocusShares Trust

Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and trustee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, April 30, 2012.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, April 30, 2012.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 04/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Focus Morningstar US Market Index ETF
Actual	$1,000.00	$1,127.90	$0.26	0.05%
Hypothetical	$1,000.00	$1,024.61	$0.25	0.05%
Focus Morningstar Large Cap Index ETF
Actual	$1,000.00	$1,130.70	$0.26	0.05%
Hypothetical	$1,000.00	$1,024.61	$0.25	0.05%
Focus Morningstar Mid Cap Index ETF
Actual	$1,000.00	$1,118.70	$0.63	0.12%
Hypothetical	$1,000.00	$1,024.27	$0.60	0.12%
Focus Morningstar Small Cap Index ETF
Actual	$1,000.00	$1,115.50	$0.63	0.12%
Hypothetical	$1,000.00	$1,024.27	$0.60	0.12%

FocusShares Trust

Expense Examples (Unaudited) (continued)

	Beginning Account Value 11/1/11	Ending Account Value 04/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Focus Morningstar Basic Materials Index ETF
Actual	$1,000.00	$1,054.30	$0.97	0.19%
Hypothetical	$1,000.00	$1,023.92	$0.96	0.19%
Focus Morningstar Communication Services Index ETF
Actual	$1,000.00	$1,158.30	$1.02	0.19%
Hypothetical	$1,000.00	$1,023.92	$0.96	0.19%
Focus Morningstar Consumer Cyclical Index ETF
Actual	$1,000.00	$1,174.50	$1.03	0.19%
Hypothetical	$1,000.00	$1,023.92	$0.96	0.19%
Focus Morningstar Consumer Defensive Index ETF
Actual	$1,000.00	$1,111.80	$1.00	0.19%
Hypothetical	$1,000.00	$1,023.92	$0.96	0.19%
Focus Morningstar Energy Index ETF
Actual	$1,000.00	$1,039.50	$0.96	0.19%
Hypothetical	$1,000.00	$1,023.92	$0.96	0.19%
Focus Morningstar Financial Services Index ETF
Actual	$1,000.00	$1,169.70	$1.02	0.19%
Hypothetical	$1,000.00	$1,023.92	$0.96	0.19%
Focus Morningstar Health Care Index ETF
Actual	$1,000.00	$1,140.40	$1.01	0.19%
Hypothetical	$1,000.00	$1,023.92	$0.96	0.19%
Focus Morningstar Industrials Index ETF
Actual	$1,000.00	$1,123.00	$1.00	0.19%
Hypothetical	$1,000.00	$1,023.92	$0.96	0.19%
Focus Morningstar Real Estate Index ETF
Actual	$1,000.00	$1,141.50	$0.64	0.12%
Hypothetical	$1,000.00	$1,024.27	$0.60	0.12%
Focus Morningstar Technology Index ETF
Actual	$1,000.00	$1,146.30	$1.01	0.19%
Hypothetical	$1,000.00	$1,023.92	$0.96	0.19%
Focus Morningstar Utilities Index ETF
Actual	$1,000.00	$1,043.40	$0.97	0.19%
Hypothetical	$1,000.00	$1,023.92	$0.96	0.19%
*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 the number of days in the most recent fiscal half year, divided by 366, to reflect the one half year period.

FocusShares Trust

Misc. information (Unaudited)

Proxy Voting Information

A description of FocusShares Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how FocusShares Trust voted any proxies related to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge, upon request by contacting the Funds directly at 1-855-933-6287 or emailing info@focusshares.com or on the IDEA Database on the Securities and Exchange Commission (“SEC”) Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

FocusShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. FocusShares Trust’s Form N-Q will be available on the SEC’s Website at http://www.sec.gov. The Trust’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the FocusShares website at www.FocusShares.com.

This page intentionally left blank.

Distributor:

Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a) Schedule I – Investments in Securities of Unaffiliated Issuers

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.1%
	Consumer Discretionary - 12.0%
116	Aaron's, Inc.	$3,152
127	Abercrombie & Fitch Co., Class A	6,372
97	Advance Auto Parts, Inc.	8,905
99	Aeropostale, Inc.*	2,196
477	Amazon.com, Inc.*	110,616
67	AMC Networks, Inc., Class A*	2,848
248	American Eagle Outfitters, Inc.	4,466
172	Apollo Group, Inc., Class A*	6,058
220	Ascena Retail Group, Inc.*	4,506
39	AutoZone, Inc.*	15,450
60	Bally Technologies, Inc.*	2,913
333	Bed Bath & Beyond, Inc.*	23,440
400	Best Buy Co., Inc.	8,828
82	Big Lots, Inc.*	3,004
160	BorgWarner, Inc.*	12,646
126	Brinker International, Inc.	3,965
127	Brunswick Corp.	3,339
29	Buffalo Wild Wings, Inc.*	2,432
69	Cabela's, Inc.*	2,609
310	Cablevision Systems Corp., Class A	4,594
310	CarMax, Inc.*	9,570
553	Carnival Corp.	17,967
75	Carter's, Inc.*	4,073
869	CBS Corp., Class B	28,981
50	Charter Communications, Inc., Class A*	3,024
90	Cheesecake Factory, Inc./The*	2,835
219	Chico's FAS, Inc.	3,364
42	Chipotle Mexican Grill, Inc.*	17,394
179	Cinemark Holdings, Inc.	4,110
403	Coach, Inc.	29,483
44	Coinstar, Inc.*	2,763
2,817	Comcast Corp., Class A	85,440
885	Comcast Corp., Special, Class A	26,400
125	Crocs, Inc.*	2,525
400	D.R. Horton, Inc.	6,540
223	Dana Holding Corp.	3,260
172	Darden Restaurants, Inc.	8,614
56	Deckers Outdoor Corp.*	2,857
89	DeVry, Inc.	2,861
131	Dick's Sporting Goods, Inc.	6,629
49	Dillard's, Inc., Class A	3,163
996	DIRECTV, Class A*	49,073
190	Discovery Communications, Inc., Class A*	10,340
164	Discovery Communications, Inc., Class C*	8,149
268	DISH Network Corp., Class A	8,568
154	Dollar General Corp.*	7,309
161	Dollar Tree, Inc.*	16,367
61	Domino's Pizza, Inc.	2,306
85	Dunkin' Brands Group, Inc.	2,751
146	Expedia, Inc.	6,224
97	Express, Inc.*	2,291
155	Family Dollar Stores, Inc.	10,470
215	Foot Locker, Inc.	6,577
5,093	Ford Motor Co.	57,449
71	Fossil, Inc.*	9,278
207	GameStop Corp., Class A	4,711
412	Gannett Co., Inc.	5,694
343	Gap, Inc./The	9,776
175	Garmin Ltd.	8,248
785	General Motors Co.*	18,055
36	Genesco, Inc.*	2,700
221	Gentex Corp.	4,855
240	Genuine Parts Co.	15,547
100	GNC Holdings, Inc., Class A	3,906
393	Goodyear Tire & Rubber Co./The*	4,315
96	Guess?, Inc.	2,811

448	H&R Block, Inc.	6,586
120	Hanesbrands, Inc.*	3,386
331	Harley-Davidson, Inc.	17,321
106	Harman International Industries, Inc.	5,255
194	Hasbro, Inc.	7,128
186	Hillenbrand, Inc.	3,895
2,088	Home Depot, Inc./The	108,138
55	HSN, Inc.	2,129
64	Hyatt Hotels Corp., Class A*	2,754
227	Iconix Brand Group, Inc.*	3,482
426	International Game Technology	6,637
653	Interpublic Group of Cos., Inc./The	7,712
41	ITT Educational Services, Inc.*	2,707
224	J.C. Penney Co., Inc.	8,077
140	Jarden Corp.	5,870
77	John Wiley & Sons, Inc., Class A	3,480
952	Johnson Controls, Inc.	30,435
352	Kohl's Corp.	17,646
91	Lamar Advertising Co., Class A*	2,896
539	Las Vegas Sands Corp.	29,909
146	Lear Corp.	6,059
204	Leggett & Platt, Inc.	4,441
226	Lennar Corp., Class A	6,269
169	Liberty Global, Inc.*	8,100
186	Liberty Global, Inc., Class A*	9,265
769	Liberty Interactive Corp., Class A*	14,488
157	Liberty Media Corp. - Liberty Capital, Class A*	13,728
65	Life Time Fitness, Inc.*	3,026
267	Live Nation Entertainment, Inc.*	2,419
235	LKQ Corp.*	7,861
1,701	Lowe's Cos., Inc.	53,530
362	Ltd. Brands, Inc.	17,991
588	Macy's, Inc.	24,120
79	Madison Square Garden Co./The, Class A*	2,842
405	Marriott International, Inc., Class A	15,831
493	Mattel, Inc.	16,565
1,412	McDonald's Corp.	137,599
402	McGraw-Hill Cos., Inc./The	19,766
87	Men's Wearhouse, Inc./The	3,222
455	MGM Resorts International*	6,106
92	Mohawk Industries, Inc.*	6,166
69	Morningstar, Inc.	3,983
72	Netflix, Inc.*	5,770
475	Newell Rubbermaid, Inc.	8,645
2,469	News Corp., Class A	48,392
607	News Corp., Class B	12,043
518	NIKE, Inc., Class B	57,949
239	Nordstrom, Inc.	13,351
6	NVR, Inc.*	4,704
433	Omnicom Group, Inc.	22,217
170	O'Reilly Automotive, Inc.*	17,928
37	Panera Bread Co., Class A*	5,843
101	Penn National Gaming, Inc.*	4,543
172	PetSmart, Inc.	10,021
180	Pier 1 Imports, Inc.	3,092
91	Polaris Industries, Inc.	7,229
91	Pool Corp.	3,359
66	priceline.com, Inc.*	50,214
470	PulteGroup, Inc.*	4,625
95	PVH Corp.	8,436
85	Ralph Lauren Corp.	14,643
90	Rent-A-Center, Inc.	3,079
326	Ross Stores, Inc.	20,078
200	Royal Caribbean Cruises Ltd.	5,474
199	Sally Beauty Holdings, Inc.*	5,293
126	Scripps Networks Interactive, Inc., Class A	6,328
61	Sears Holdings Corp.*	3,281

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
81	Select Comfort Corp.*	$2,339
325	Service Corp. International	3,764
5,285	Sirius XM Radio, Inc.*	11,944
77	Six Flags Entertainment Corp.	3,689
110	Sotheby's	4,325
978	Staples, Inc.	15,061
991	Starbucks Corp.	56,864
277	Starwood Hotels & Resorts Worldwide, Inc.	16,398
76	Steven Madden Ltd.*	3,284
827	Target Corp.	47,916
86	Tempur-Pedic International, Inc.*	5,060
105	Tenneco, Inc.*	3,237
75	Tesla Motors, Inc.*	2,485
85	Thor Industries, Inc.	2,876
175	Tiffany & Co.	11,981
456	Time Warner Cable, Inc.	36,685
1,346	Time Warner, Inc.	50,421
1,024	TJX Cos., Inc.	42,711
210	Toll Brothers, Inc.*	5,334
105	Tractor Supply Co.	10,333
151	TRW Automotive Holdings Corp.*	6,902
87	Tupperware Brands Corp.	5,419
67	Ulta Salon Cosmetics & Fragrance, Inc.	5,908
52	Under Armour, Inc., Class A*	5,092
174	Urban Outfitters, Inc.*	5,039
57	Vail Resorts, Inc.	2,324
120	VF Corp.	18,246
718	Viacom, Inc., Class B	33,308
69	Visteon Corp.*	3,462
2,341	Walt Disney Co./The	100,921
67	Warnaco Group, Inc./The*	3,548
7	Washington Post Co./The, Class B	2,647
30	Weight Watchers International, Inc.	2,279
571	Wendy's Co./The	2,781
110	Whirlpool Corp.	7,042
129	Williams-Sonoma, Inc.	4,991
102	Wolverine World Wide, Inc.	4,279
248	Wyndham Worldwide Corp.	12,484
117	Wynn Resorts Ltd.	15,608
636	Yum! Brands, Inc.	46,256
		2,412,562
	Consumer Staples - 9.7%
2,830	Altria Group, Inc.	91,154
805	Archer-Daniels-Midland Co.	24,818
546	Avon Products, Inc.	11,794
240	Beam, Inc.	13,627
35	Brown-Forman Corp., Class A	2,944
129	Brown-Forman Corp., Class B	11,139
196	Bunge Ltd.	12,642
265	Campbell Soup Co.	8,965
59	Casey's General Stores, Inc.	3,325
234	Church & Dwight Co., Inc.	11,887
164	Clorox Co./The	11,496
2,816	Coca-Cola Co./The	214,917
441	Coca-Cola Enterprises, Inc.	13,283
622	Colgate-Palmolive Co.	61,541
566	ConAgra Foods, Inc.	14,614
260	Constellation Brands, Inc., Class A*	5,616
111	Corn Products International, Inc.	6,334
587	Costco Wholesale Corp.	51,756
1,817	CVS Caremark Corp.	81,075
167	Darling International, Inc.*	2,735
249	Dean Foods Co.*	3,058
316	Dr. Pepper Snapple Group, Inc.	12,823
99	Energizer Holdings, Inc.*	7,062

301	Estee Lauder Cos., Inc./The, Class A	19,670
209	Flowers Foods, Inc.	4,483
787	General Mills, Inc.	30,606
165	Green Mountain Coffee Roasters, Inc.*	8,044
431	H.J. Heinz Co.	22,977
55	Hain Celestial Group, Inc./The*	2,601
105	Harris Teeter Supermarkets, Inc.	3,987
159	Herbalife Ltd.	11,181
222	Hershey Co./The	14,876
237	Hormel Foods Corp.	6,887
162	J.M. Smucker Co./The	12,900
353	Kellogg Co.	17,851
542	Kimberly-Clark Corp.	42,531
2,276	Kraft Foods, Inc., Class A	90,744
732	Kroger Co./The	17,034
181	Lorillard, Inc.	24,487
194	McCormick & Co., Inc.	10,847
277	Mead Johnson Nutrition Co.	23,700
229	Molson Coors Brewing Co., Class B	9,522
217	Monster Beverage Corp.*	14,096
90	Nu Skin Enterprises, Inc., Class A	4,797
2,123	PepsiCo, Inc.	140,118
2,370	Philip Morris International, Inc.	212,139
3,715	Procter & Gamble Co./The	236,423
79	Ralcorp Holdings, Inc.*	5,752
433	Reynolds American, Inc.	17,679
476	Safeway, Inc.	9,677
726	Sara Lee Corp.	16,001
221	Smithfield Foods, Inc.*	4,632
832	Sysco Corp.	24,045
39	TreeHouse Foods, Inc.*	2,243
438	Tyson Foods, Inc., Class A	7,993
94	United Natural Foods, Inc.*	4,633
1,181	Walgreen Co.	41,406
2,416	Wal-Mart Stores, Inc.	142,327
209	Whole Foods Market, Inc.	17,362
		1,954,856
	Energy - 10.6%
327	Alpha Natural Resources, Inc.*	5,274
672	Anadarko Petroleum Corp.	49,197
516	Apache Corp.	49,505
400	Arch Coal, Inc.	3,904
87	Atwood Oceanics, Inc.*	3,857
598	Baker Hughes, Inc.	26,378
69	Berry Petroleum Co., Class A	3,143
54	Bristow Group, Inc.	2,638
270	Cabot Oil & Gas Corp.	9,488
351	Cameron International Corp.*	17,989
25	CARBO Ceramics, Inc.	2,102
903	Chesapeake Energy Corp.	16,651
2,731	Chevron Corp.	291,015
114	Cimarex Energy Co.	7,878
149	Concho Resources, Inc.*	15,970
1,646	ConocoPhillips	117,903
320	CONSOL Energy, Inc.	10,637
75	Continental Resources, Inc.*	6,694
136	CVR Energy, Inc.*	4,129
549	Denbury Resources, Inc.*	10,453
519	Devon Energy Corp.	36,252
91	Diamond Offshore Drilling, Inc.	6,238
102	Dresser-Rand Group, Inc.*	4,965
56	Dril-Quip, Inc.*	3,774
1,033	El Paso Corp.	30,649
112	Energen Corp.	5,867
366	EOG Resources, Inc.	40,190

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
199	EQT Corp.	$9,914
6,505	Exxon Mobil Corp.	561,642
340	FMC Technologies, Inc.*	15,980
181	Forest Oil Corp.*	2,411
72	Gulfport Energy Corp.*	1,887
1,255	Halliburton Co.	42,946
152	Helix Energy Solutions Group, Inc.*	3,102
136	Helmerich & Payne, Inc.	6,989
418	Hess Corp.	21,794
270	HollyFrontier Corp.	8,321
222	Key Energy Services, Inc.*	2,810
142	Kinder Morgan, Inc.	5,098
335	Kodiak Oil & Gas Corp.*	2,965
44	Lufkin Industries, Inc.	3,381
975	Marathon Oil Corp.	28,606
483	Marathon Petroleum Corp.	20,098
320	McDermott International, Inc.*	3,616
282	Murphy Oil Corp.	15,502
399	Nabors Industries Ltd.*	6,643
584	National Oilwell Varco, Inc.	44,244
182	Newfield Exploration Co.*	6,534
351	Noble Corp.*	13,359
250	Noble Energy, Inc.	24,830
94	Oasis Petroleum, Inc.*	3,109
1,101	Occidental Petroleum Corp.	100,433
157	Oceaneering International, Inc.	8,106
82	Oil States International, Inc.*	6,526
209	Patterson-UTI Energy, Inc.	3,379
396	Peabody Energy Corp.	12,320
169	Pioneer Natural Resources Co.	19,574
202	Plains Exploration & Production Co.*	8,252
239	QEP Resources, Inc.	7,364
216	Range Resources Corp.	14,399
76	Rosetta Resources, Inc.*	3,820
186	Rowan Cos., Inc.*	6,423
522	SandRidge Energy, Inc.*	4,171
1,849	Schlumberger Ltd.	137,085
34	SEACOR Holdings, Inc.*	3,160
84	SM Energy Co.	5,553
462	Southwestern Energy Co.*	14,590
935	Spectra Energy Corp.	28,742
77	Stone Energy Corp.*	2,160
151	Sunoco, Inc.	7,443
226	Superior Energy Services, Inc.*	6,084
41	Teekay Corp.	1,480
189	Tesoro Corp.*	4,394
75	Tidewater, Inc.	4,127
435	Transocean Ltd.	21,920
187	Ultra Petroleum Corp.*	3,695
71	Unit Corp.*	3,000
779	Valero Energy Corp.	19,241
162	Whiting Petroleum Corp.*	9,266
790	Williams Cos., Inc./The	26,884
124	World Fuel Services Corp.	5,463
		2,137,575
	Financials - 15.4%
476	ACE Ltd.	36,162
85	Affiliated Managers Group, Inc.*	9,658
674	Aflac, Inc.	30,357
100	Alexandria Real Estate Equities, Inc. (REIT)	7,492
21	Alleghany Corp.*	7,201
714	Allstate Corp./The	23,798
170	American Campus Communities, Inc. (REIT)	7,557
292	American Capital Agency Corp. (REIT)	9,122
1,410	American Express Co.	84,896

246	American Financial Group, Inc./OH	9,574
596	American International Group, Inc.*	20,282
534	American Tower Corp. (REIT)	35,020
347	Ameriprise Financial, Inc.	18,811
1,319	Annaly Capital Management, Inc. (REIT)	21,526
458	Aon plc	23,724
172	Apartment Investment & Management Co., Class A (REIT)	4,670
194	Arch Capital Group Ltd.*	7,620
160	Arthur J. Gallagher & Co.	6,010
125	Aspen Insurance Holdings Ltd.	3,540
269	Associated Banc-Corp.	3,586
172	Assurant, Inc.	6,938
264	Assured Guaranty Ltd.	3,744
131	AvalonBay Communities, Inc. (REIT)	19,047
194	Axis Capital Holdings Ltd.	6,600
13,763	Bank of America Corp.	111,618
86	Bank of Hawaii Corp.	4,205
1,742	Bank of New York Mellon Corp./The	41,198
978	BB&T Corp.	31,335
1,332	Berkshire Hathaway, Inc., Class B*	107,159
280	BioMed Realty Trust, Inc. (REIT)	5,550
145	BlackRock, Inc.	27,779
200	Boston Properties, Inc. (REIT)	21,650
253	Brandywine Realty Trust (REIT)	3,001
121	BRE Properties, Inc. (REIT)	6,352
175	Brown & Brown, Inc.	4,720
99	Camden Property Trust (REIT)	6,699
613	Capital One Financial Corp.	34,009
317	CapitalSource, Inc.	2,045
135	Capitol Federal Financial, Inc.	1,594
257	CBL & Associates Properties, Inc. (REIT)	4,788
116	CBOE Holdings, Inc.	3,067
421	CBRE Group, Inc., Class A*	7,919
1,400	Charles Schwab Corp./The	20,020
1,540	Chimera Investment Corp. (REIT)	4,451
393	Chubb Corp./The	28,717
247	Cincinnati Financial Corp.	8,798
276	CIT Group, Inc.*	10,447
3,948	Citigroup, Inc.	130,442
84	City National Corp./CA	4,474
87	CME Group, Inc.	23,126
434	CNO Financial Group, Inc.*	3,155
126	Colonial Properties Trust (REIT)	2,819
298	Comerica, Inc.	9,542
179	Commerce Bancshares, Inc./MO	7,178
167	CommonWealth REIT (REIT)	3,131
112	Corporate Office Properties Trust (REIT)	2,638
91	Cullen/Frost Bankers, Inc.	5,365
352	DDR Corp. (REIT)	5,210
67	Delphi Financial Group, Inc., Class A	3,043
418	DiamondRock Hospitality Co. (REIT)	4,443
141	Digital Realty Trust, Inc. (REIT)	10,588
737	Discover Financial Services	24,984
199	Douglas Emmett, Inc. (REIT)	4,625
350	Duke Realty Corp. (REIT)	5,187
135	DuPont Fabros Technology, Inc. (REIT)	3,665
335	E*TRADE Financial Corp.*	3,561
229	East West Bancorp, Inc.	5,214
275	Eaton Vance Corp.	7,232
50	Endurance Specialty Holdings Ltd.	2,009
62	Entertainment Properties Trust (REIT)	2,975
69	Equity Lifestyle Properties, Inc. (REIT)	4,826
400	Equity Residential (REIT)	24,576
50	Erie Indemnity Co., Class A	3,845
47	Essex Property Trust, Inc. (REIT)	7,425

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
61	Everest Re Group Ltd.	$6,045
162	Extra Space Storage, Inc. (REIT)	4,917
86	Federal Realty Investment Trust (REIT)	8,657
150	Federated Investors, Inc., Class B	3,312
363	Fidelity National Financial, Inc., Class A	6,995
1,319	Fifth Third Bancorp	18,769
144	First American Financial Corp.	2,412
394	First Horizon National Corp.	3,617
425	First Niagara Financial Group, Inc.	3,800
104	First Republic Bank/CA*	3,435
234	FirstMerit Corp.	3,931
291	FNB Corp./PA	3,303
246	Forest City Enterprises, Inc., Class A*	3,924
207	Franklin Resources, Inc.	25,981
330	Fulton Financial Corp.	3,462
563	General Growth Properties, Inc. (REIT)	10,021
699	Genworth Financial, Inc., Class A*	4,201
589	Goldman Sachs Group, Inc./The	67,823
145	Hancock Holding Co.	4,666
60	Hanover Insurance Group, Inc./The	2,422
668	Hartford Financial Services Group, Inc.	13,727
109	Hatteras Financial Corp. (REIT)	3,175
140	HCC Insurance Holdings, Inc.	4,474
599	HCP, Inc. (REIT)	24,829
260	Health Care REIT, Inc. (REIT)	14,732
171	Healthcare Realty Trust, Inc. (REIT)	3,673
155	Highwoods Properties, Inc. (REIT)	5,383
79	Home Properties, Inc. (REIT)	4,823
235	Hospitality Properties Trust (REIT)	6,481
1,025	Host Hotels & Resorts, Inc. (REIT)	17,056
810	Hudson City Bancorp, Inc.	5,719
1,327	Huntington Bancshares, Inc./OH	8,878
91	Iberiabank Corp.	4,647
97	IntercontinentalExchange, Inc.*	12,905
668	Invesco Ltd.	16,593
135	Invesco Mortgage Capital, Inc. (REIT)	2,381
282	Janus Capital Group, Inc.	2,138
241	Jefferies Group, Inc.	3,839
67	Jones Lang LaSalle, Inc.	5,356
5,200	JPMorgan Chase & Co.	223,496
1,422	KeyCorp	11,433
104	Kilroy Realty Corp. (REIT)	4,935
607	Kimco Realty Corp. (REIT)	11,782
136	LaSalle Hotel Properties (REIT)	4,000
232	Legg Mason, Inc.	6,048
320	Leucadia National Corp.	7,955
164	Liberty Property Trust (REIT)	5,978
451	Lincoln National Corp.	11,171
452	Loews Corp.	18,591
190	M&T Bank Corp.	16,391
201	Macerich Co./The (REIT)	12,376
169	Mack-Cali Realty Corp. (REIT)	4,854
15	Markel Corp.*	6,604
793	Marsh & McLennan Cos., Inc.	26,526
1,184	MetLife, Inc.	42,660
522	MFA Financial, Inc. (REIT)	3,852
52	Mid-America Apartment Communities, Inc. (REIT)	3,540
268	Moody's Corp.	10,975
1,892	Morgan Stanley	32,694
179	MSCI, Inc., Class A*	6,550
192	NASDAQ OMX Group, Inc./The*	4,717
167	National Retail Properties, Inc. (REIT)	4,572
596	New York Community Bancorp, Inc.	8,040
341	Northern Trust Corp.	16,228
342	NYSE Euronext	8,806

189	Ocwen Financial Corp.*	2,818
382	Old Republic International Corp.	3,801
169	Omega Healthcare Investors, Inc. (REIT)	3,618
96	PartnerRe Ltd.	6,684
430	People's United Financial, Inc.	5,306
295	Piedmont Office Realty Trust, Inc., Class A (REIT)	5,233
258	Plum Creek Timber Co., Inc. (REIT)	10,846
744	PNC Financial Services Group, Inc.	49,342
1,476	Popular, Inc.*	2,627
74	Post Properties, Inc. (REIT)	3,604
51	Potlatch Corp. (REIT)	1,596
443	Principal Financial Group, Inc.	12,258
57	ProAssurance Corp.	5,021
793	Progressive Corp./The	16,891
633	Prologis, Inc. (REIT)	22,649
86	Prosperity Bancshares, Inc.	4,012
114	Protective Life Corp.	3,336
692	Prudential Financial, Inc.	41,894
210	Public Storage (REIT)	30,085
192	Raymond James Financial, Inc.	7,031
192	Rayonier, Inc. (REIT)	8,707
196	Realty Income Corp. (REIT)	7,711
156	Regency Centers Corp. (REIT)	7,014
1,952	Regions Financial Corp.	13,156
110	Reinsurance Group of America, Inc.	6,395
74	RenaissanceRe Holdings Ltd.	5,776
269	SEI Investments Co.	5,431
292	Senior Housing Properties Trust (REIT)	6,447
90	Signature Bank/NY*	5,912
413	Simon Property Group, Inc. (REIT)	64,263
121	SL Green Realty Corp. (REIT)	9,975
733	SLM Corp.	10,870
146	St Joe Co./The*	2,603
79	StanCorp Financial Group, Inc.	3,032
182	Starwood Property Trust, Inc. (REIT)	3,798
674	State Street Corp.	31,152
92	Stifel Financial Corp.*	3,351
779	SunTrust Banks, Inc.	18,914
361	Susquehanna Bancshares, Inc.	3,744
71	SVB Financial Group*	4,550
357	T. Rowe Price Group, Inc.	22,532
199	Tanger Factory Outlet Centers (REIT)	6,233
95	Taubman Centers, Inc. (REIT)	7,332
310	TCF Financial Corp.	3,556
315	TD Ameritrade Holding Corp.	5,919
209	Torchmark Corp.	10,180
579	Travelers Cos., Inc./The	37,241
256	Two Harbors Investment Corp. (REIT)	2,678
2,625	U.S. Bancorp	84,446
307	UDR, Inc. (REIT)	8,083
272	Umpqua Holdings Corp.	3,601
427	Unum Group	10,137
101	Validus Holdings Ltd.	3,282
262	Valley National Bancorp	3,301
420	Ventas, Inc. (REIT)	24,692
260	Vornado Realty Trust (REIT)	22,318
171	W.R. Berkley Corp.	6,440
157	Waddell & Reed Financial, Inc., Class A	5,021
239	Washington Federal, Inc.	4,192
141	Washington Real Estate Investment Trust (REIT)	4,167
197	Webster Financial Corp.	4,478
215	Weingarten Realty Investors (REIT)	5,710
6,774	Wells Fargo & Co.	226,455
763	Weyerhaeuser Co. (REIT)	15,535
7	White Mountains Insurance Group Ltd.	3,661

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
453	XL Group plc	$9,744
296	Zions Bancorp.	6,035
		3,095,032
	Health Care - 11.4%
2,113	Abbott Laboratories	131,133
511	Aetna, Inc.	22,504
486	Agilent Technologies, Inc.	20,499
131	Alere, Inc.*	3,130
241	Alexion Pharmaceuticals, Inc.*	21,767
110	Align Technology, Inc.*	3,488
156	Alkermes plc*	2,699
417	Allergan, Inc.	40,032
243	Allscripts Healthcare Solutions, Inc.*	2,692
70	AMERIGROUP Corp.*	4,323
382	AmerisourceBergen Corp.	14,214
1,192	Amgen, Inc.	84,763
206	Amylin Pharmaceuticals, Inc.*	5,337
214	Ariad Pharmaceuticals, Inc.*	3,488
45	athenahealth, Inc.*	3,260
777	Baxter International, Inc.	43,054
305	Becton Dickinson and Co.	23,927
326	Biogen Idec, Inc.*	43,687
170	BioMarin Pharmaceutical, Inc.*	5,899
32	Bio-Rad Laboratories, Inc., Class A*	3,456
2,017	Boston Scientific Corp.*	12,626
2,321	Bristol-Myers Squibb Co.	77,452
184	Brookdale Senior Living, Inc.*	3,498
120	C.R. Bard, Inc.	11,875
461	Cardinal Health, Inc.	19,486
306	CareFusion Corp.*	7,928
52	Catalyst Health Solutions, Inc.*	4,491
621	Celgene Corp.*	45,283
74	Centene Corp.*	2,930
92	Cepheid, Inc.*	3,534
196	Cerner Corp.*	15,894
66	Charles River Laboratories International, Inc.*	2,345
357	Cigna Corp.	16,504
91	Community Health Systems, Inc.*	2,215
65	Cooper Cos., Inc./The	5,731
77	Covance, Inc.*	3,601
179	Coventry Health Care, Inc.	5,368
681	Covidien plc	37,612
84	Cubist Pharmaceuticals, Inc.*	3,552
124	DaVita, Inc.*	10,984
237	DENTSPLY International, Inc.	9,731
157	Edwards Lifesciences Corp.*	13,026
1,366	Eli Lilly & Co.	56,539
176	Endo Pharmaceuticals Holdings, Inc.*	6,185
1,084	Express Scripts Holding Co.*	60,476
370	Forest Laboratories, Inc.*	12,887
67	Gen-Probe, Inc.*	5,464
1,036	Gilead Sciences, Inc.*	53,882
49	Haemonetics Corp.*	3,507
226	HCA Holdings, Inc.	6,084
379	Health Management Associates, Inc., Class A*	2,729
99	Health Net, Inc.*	3,525
139	HealthSouth Corp.*	3,112
149	Henry Schein, Inc.*	11,434
94	Hill-Rom Holdings, Inc.	3,050
132	HMS Holdings Corp.*	3,176
345	Hologic, Inc.*	6,596
225	Hospira, Inc.*	7,902
283	Human Genome Sciences, Inc.*	4,163
220	Humana, Inc.	17,750
85	IDEXX Laboratories, Inc.*	7,474

170	Illumina, Inc.*	7,570
166	Incyte Corp. Ltd.*	3,765
52	Intuitive Surgical, Inc.*	30,066
3,717	Johnson & Johnson	241,940
141	Laboratory Corp of America Holdings*	12,392
282	Life Technologies Corp.*	13,073
82	LifePoint Hospitals, Inc.*	3,200
132	Lincare Holdings, Inc.	3,221
343	McKesson Corp.	31,354
85	Medicis Pharmaceutical Corp., Class A	3,270
76	MEDNAX, Inc.*	5,338
1,444	Medtronic, Inc.	55,161
4,208	Merck & Co., Inc.	165,122
46	Mettler-Toledo International, Inc.*	8,249
603	Mylan, Inc.*	13,091
130	Myriad Genetics, Inc.*	3,381
167	Omnicare, Inc.	5,818
96	Onyx Pharmaceuticals, Inc.*	4,369
124	Owens & Minor, Inc.	3,626
151	Patterson Cos., Inc.	5,148
200	PerkinElmer, Inc.	5,520
111	Perrigo Co.	11,644
10,458	Pfizer, Inc.	239,802
49	Quality Systems, Inc.	1,833
214	Quest Diagnostics, Inc.	12,346
81	Questcor Pharmaceuticals, Inc.*	3,637
99	Regeneron Pharmaceuticals, Inc.*	13,391
206	ResMed, Inc.*	7,006
77	Salix Pharmaceuticals Ltd.*	3,804
168	Seattle Genetics, Inc.*	3,321
77	Sirona Dental Systems, Inc.*	3,889
453	St. Jude Medical, Inc.	17,540
87	STERIS Corp.	2,733
412	Stryker Corp.	22,483
59	Techne Corp.	3,949
61	Teleflex, Inc.	3,823
622	Tenet Healthcare Corp.*	3,228
524	Thermo Fisher Scientific, Inc.	29,161
86	Thoratec Corp.*	2,994
72	United Therapeutics Corp.*	3,150
1,451	UnitedHealth Group, Inc.	81,474
122	Universal Health Services, Inc., Class B	5,211
162	Varian Medical Systems, Inc.*	10,274
145	VCA Antech, Inc.*	3,431
282	Vertex Pharmaceuticals, Inc.*	10,851
95	ViroPharma, Inc.*	2,066
94	Vivus, Inc.*	2,277
237	Warner Chilcott plc, Class A*	5,155
127	Waters Corp.*	10,682
162	Watson Pharmaceuticals, Inc.*	12,208
55	WellCare Health Plans, Inc.*	3,365
477	WellPoint, Inc.	32,350
271	Zimmer Holdings, Inc.	17,054
		2,285,759
	Industrials - 11.2%
885	3M Co.	79,084
67	Acacia Research Corp.*	2,747
115	Actuant Corp., Class A	3,136
75	Acuity Brands, Inc.	4,168
16	Advisory Board Co./The*	1,459
152	AECOM Technology Corp.*	3,355
140	AGCO Corp.*	6,520
137	Alaska Air Group, Inc.*	4,631
89	Alexander & Baldwin, Inc.	4,553
52	Alliant Techsystems, Inc.	2,772

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
246	AMETEK, Inc.	$12,381
67	AO Smith Corp.	3,189
75	Applied Industrial Technologies, Inc.	2,947
170	Avery Dennison Corp.	5,437
177	Avis Budget Group, Inc.*	2,329
169	Babcock & Wilcox Co./The*	4,157
130	BE Aerospace, Inc.*	6,114
106	Belden, Inc.	3,687
898	Boeing Co./The	68,966
146	Brady Corp., Class A	4,530
101	Carlisle Cos., Inc.	5,561
818	Caterpillar, Inc.	84,066
221	CH Robinson Worldwide, Inc.	13,203
35	Chart Industries, Inc.*	2,675
176	Cintas Corp.	6,894
97	CLARCOR, Inc.	4,658
65	Clean Harbors, Inc.*	4,436
66	Colfax Corp.*	2,237
100	Con-way, Inc.	3,250
240	Cooper Industries plc	15,017
167	Copart, Inc.*	4,410
122	Corrections Corp. of America*	3,525
123	Covanta Holding Corp.	1,974
107	Crane Co.	4,722
1,457	CSX Corp.	32,506
241	Cummins, Inc.	27,915
119	Curtiss-Wright Corp.	4,199
782	Danaher Corp.	42,400
578	Deere & Co.	47,604
1,221	Delta Air Lines, Inc.*	13,382
41	Dollar Thrifty Automotive Group, Inc.*	3,315
232	Donaldson Co., Inc.	8,041
293	Dover Corp.	18,359
76	Dun & Bradstreet Corp./The	5,911
521	Eaton Corp.	25,102
155	EMCOR Group, Inc.	4,545
1,014	Emerson Electric Co.	53,276
86	EnerSys*	3,006
186	Equifax, Inc.	8,523
45	Esterline Technologies Corp.*	3,082
306	Expeditors International of Washington, Inc.	12,240
402	Fastenal Co.	18,822
437	FedEx Corp.	38,561
82	Flowserve Corp.	9,424
248	Fluor Corp.	14,322
89	FTI Consulting, Inc.*	3,234
80	Gardner Denver, Inc.	5,211
71	GATX Corp.	3,044
96	General Cable Corp.*	2,826
393	General Dynamics Corp.	26,527
14,416	General Electric Co.	282,265
85	Genesee & Wyoming, Inc., Class A*	4,582
170	Goodrich Corp.	21,328
90	Graco, Inc.	4,798
267	GrafTech International Ltd.*	3,135
177	Harsco Corp.	3,947
360	Hertz Global Holdings, Inc.*	5,548
195	Hexcel Corp.*	5,339
1,006	Honeywell International, Inc.	61,024
80	Hubbell, Inc., Class B	6,419
152	IDEX Corp.	6,583
59	IHS, Inc., Class A*	5,963
601	Illinois Tool Works, Inc.	34,485
441	Ingersoll-Rand plc	18,751
239	Iron Mountain, Inc.	7,258
150	ITT Corp.	3,369

137	J.B. Hunt Transport Services, Inc.	7,580
196	Jacobs Engineering Group, Inc.*	8,591
152	Joy Global, Inc.	10,757
149	Kansas City Southern	11,476
215	KBR, Inc.	7,280
136	Kennametal, Inc.	5,743
79	Kirby Corp.*	5,243
169	L-3 Communications Holdings, Inc.	12,428
66	Landstar System, Inc.	3,536
85	Lennox International, Inc.	3,689
119	Lincoln Electric Holdings, Inc.	5,832
343	Lockheed Martin Corp.	31,055
236	Manitowoc Co., Inc./The	3,269
131	Manpower, Inc.	5,581
555	Masco Corp.	7,315
40	Middleby Corp.*	4,059
91	Moog, Inc., Class A*	3,847
77	MSC Industrial Direct Co., Inc., Class A	5,676
66	Mueller Industries, Inc.	3,017
139	Navistar International Corp.*	4,719
96	Nielsen Holdings NV*	2,805
89	Nordson Corp.	4,797
476	Norfolk Southern Corp.	34,715
340	Northrop Grumman Corp.	21,515
110	Old Dominion Freight Line, Inc.*	4,892
165	Oshkosh Corp.*	3,767
177	Owens Corning*	6,080
491	PACCAR, Inc.	21,093
166	Pall Corp.	9,895
212	Parker Hannifin Corp.	18,590
160	Pentair, Inc.	6,934
401	Pitney Bowes, Inc.	6,869
62	Polypore International, Inc.*	2,316
194	Precision Castparts Corp.	34,216
351	Quanta Services, Inc.*	7,764
242	R.R. Donnelley & Sons Co.	3,027
482	Raytheon Co.	26,095
65	Regal-Beloit Corp.	4,397
435	Republic Services, Inc.	11,906
67	Robbins & Myers, Inc.	3,264
232	Robert Half International, Inc.	6,914
201	Rockwell Automation, Inc.	15,545
210	Rockwell Collins, Inc.	11,737
225	Rollins, Inc.	4,781
136	Roper Industries, Inc.	13,858
85	Ryder System, Inc.	4,141
126	Shaw Group, Inc./The*	3,814
124	Snap-on, Inc.	7,755
1,185	Southwest Airlines Co.	9,812
159	Spirit AeroSystems Holdings, Inc., Class A*	3,975
69	SPX Corp.	5,298
240	Stanley Black & Decker, Inc.	17,558
125	Stericycle, Inc.*	10,825
71	Teledyne Technologies, Inc.*	4,588
187	Terex Corp.*	4,234
101	Tetra Tech, Inc.*	2,697
393	Textron, Inc.	10,470
86	Thomas & Betts Corp.*	6,184
115	Timken Co.	6,499
40	Toro Co./The	2,858
82	Towers Watson & Co., Class A	5,363
66	TransDigm Group, Inc.*	8,324
130	Trinity Industries, Inc.	3,848
62	Triumph Group, Inc.	3,895
636	Tyco International Ltd.	35,699
674	Union Pacific Corp.	75,785

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
481	United Continental Holdings, Inc.*	$10,544
1,040	United Parcel Service, Inc., Class B	81,266
127	United Rentals, Inc.*	5,928
126	United Stationers, Inc.	3,573
1,078	United Technologies Corp.	88,008
155	URS Corp.	6,403
111	UTi Worldwide, Inc.	1,850
40	Valmont Industries, Inc.	4,957
184	Verisk Analytics, Inc., Class A*	9,007
86	W.W. Grainger, Inc.	17,872
106	WABCO Holdings, Inc.*	6,681
79	Wabtec Corp.	6,145
152	Waste Connections, Inc.	4,899
562	Waste Management, Inc.	19,220
60	Watsco, Inc.	4,317
75	WESCO International, Inc.*	4,979
87	Woodward, Inc.	3,618
		2,244,315
	Information Technology - 19.5%
862	Accenture plc, Class A	55,987
57	ACI Worldwide, Inc.*	2,272
693	Activision Blizzard, Inc.	8,919
693	Adobe Systems, Inc.*	23,257
145	ADTRAN, Inc.	4,425
807	Advanced Micro Devices, Inc.*	5,940
250	Akamai Technologies, Inc.*	8,150
75	Alliance Data Systems Corp.*	9,637
448	Altera Corp.	15,935
268	Amdocs Ltd.*	8,576
235	Amphenol Corp., Class A	13,663
417	Analog Devices, Inc.	16,255
57	Anixter International, Inc.*	3,909
125	ANSYS, Inc.*	8,384
145	AOL, Inc.*	3,631
1,255	Apple, Inc.*	733,221
1,804	Applied Materials, Inc.	21,630
135	Ariba, Inc.*	5,157
169	Arrow Electronics, Inc.*	7,106
125	Aruba Networks, Inc.*	2,640
156	Aspen Technology, Inc.*	3,086
576	Atmel Corp.*	5,109
342	Autodesk, Inc.*	13,465
699	Automatic Data Processing, Inc.	38,878
231	Avnet, Inc.*	8,335
240	BMC Software, Inc.*	9,902
661	Broadcom Corp., Class A*	24,193
227	Broadridge Financial Solutions, Inc.	5,269
653	Brocade Communications Systems, Inc.*	3,618
531	CA, Inc.	14,029
39	CACI International, Inc., Class A*	2,384
422	Cadence Design Systems, Inc.*	4,925
72	Cavium, Inc.*	2,107
153	Ciena Corp.*	2,267
7,320	Cisco Systems, Inc.	147,498
256	Citrix Systems, Inc.*	21,916
69	Cognex Corp.	2,777
412	Cognizant Technology Solutions Corp., Class A*	30,208
57	CommVault Systems, Inc.*	2,968
246	Computer Sciences Corp.	6,903
358	Compuware Corp.*	3,122
91	Concur Technologies, Inc.*	5,147
147	CoreLogic, Inc.*	2,455
2,134	Corning, Inc.	30,623
155	Cree, Inc.*	4,790
231	Cypress Semiconductor Corp.*	3,581

2,220	Dell, Inc.*	36,341
107	Diebold, Inc.	4,221
76	Dolby Laboratories, Inc., Class A*	2,982
42	DST Systems, Inc.	2,351
1,496	eBay, Inc.*	61,411
467	Electronic Arts, Inc.*	7,182
2,732	EMC Corp.*	77,070
62	Equinix, Inc.*	10,180
112	F5 Networks, Inc.*	15,000
57	FactSet Research Systems, Inc.	5,977
44	Fair Isaac Corp.	1,888
215	Fairchild Semiconductor International, Inc.*	3,047
64	FEI Co.*	3,211
318	Fidelity National Information Services, Inc.	10,707
132	Finisar Corp.*	2,181
194	Fiserv, Inc.*	13,636
226	FLIR Systems, Inc.	5,076
162	Fortinet, Inc.*	4,231
72	Fusion-io, Inc.*	1,847
124	Gartner, Inc.*	5,431
183	Genpact Ltd.*	3,052
131	Global Payments, Inc.	6,082
345	Google, Inc., Class A*	208,804
160	Harris Corp.	7,286
2,711	Hewlett-Packard Co.	67,124
51	Hittite Microwave Corp.*	2,731
100	IAC/InterActiveCorp	4,815
144	Informatica Corp.*	6,627
256	Ingram Micro, Inc., Class A*	4,982
6,892	Intel Corp.	195,733
61	InterDigital, Inc.	1,691
1,598	International Business Machines Corp.	330,914
127	International Rectifier Corp.*	2,772
390	Intuit, Inc.	22,608
72	Itron, Inc.*	2,938
272	Jabil Circuit, Inc.	6,378
130	Jack Henry & Associates, Inc.	4,415
329	JDS Uniphase Corp.*	3,997
719	Juniper Networks, Inc.*	15,408
253	KLA-Tencor Corp.	13,194
180	Lam Research Corp.*	7,497
106	Lender Processing Services, Inc.	2,814
111	Lexmark International, Inc., Class A	3,341
348	Linear Technology Corp.	11,383
25	LinkedIn Corp., Class A*	2,711
793	LSI Corp.*	6,376
716	Marvell Technology Group Ltd.*	10,747
145	Mastercard, Inc., Class A	65,579
400	Maxim Integrated Products, Inc.	11,832
84	MAXIMUS, Inc.	3,717
280	Microchip Technology, Inc.	9,895
1,173	Micron Technology, Inc.*	7,730
121	MICROS Systems, Inc.*	6,876
170	Microsemi Corp.*	3,658
10,135	Microsoft Corp.	324,523
119	MKS Instruments, Inc.	3,290
125	Molex, Inc.	3,449
145	Molex, Inc., Class A	3,321
373	Motorola Solutions, Inc.	19,034
180	National Instruments Corp.	4,896
224	NCR Corp.*	5,264
503	NetApp, Inc.*	19,532
96	NeuStar, Inc., Class A*	3,490
114	Novellus Systems, Inc.*	5,330
330	Nuance Communications, Inc.*	8,065
807	NVIDIA Corp.*	10,491

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
650	ON Semiconductor Corp.*	$5,369
5,252	Oracle Corp.	154,356
235	Parametric Technology Corp.*	5,071
463	Paychex, Inc.	14,344
15	Pegasystems, Inc.	558
95	Plantronics, Inc.	3,640
366	PMC - Sierra, Inc.*	2,588
253	Polycom, Inc.*	3,357
114	Progress Software Corp.*	2,638
107	QLIK Technologies, Inc.*	3,083
183	QLogic Corp.*	3,157
2,268	QUALCOMM, Inc.	144,789
144	Rackspace Hosting, Inc.*	8,365
261	Red Hat, Inc.*	15,558
211	Riverbed Technology, Inc.*	4,163
164	Rovi Corp.*	4,690
536	SAIC, Inc.	6,518
166	Salesforce.com, Inc.*	25,851
318	SanDisk Corp.*	11,769
569	Seagate Technology plc	17,502
124	Semtech Corp.*	3,380
67	Silicon Laboratories, Inc.*	2,378
248	Skyworks Solutions, Inc.*	6,731
80	SolarWinds, Inc.*	3,753
97	Solera Holdings, Inc.	4,359
981	Symantec Corp.*	16,206
211	Synopsys, Inc.*	6,332
617	TE Connectivity Ltd.	22,496
76	Tech Data Corp.*	4,088
363	Tellabs, Inc.	1,369
230	Teradata Corp.*	16,049
304	Teradyne, Inc.*	5,232
1,581	Texas Instruments, Inc.	50,497
232	TIBCO Software, Inc.*	7,633
282	Total System Services, Inc.	6,633
187	Trimble Navigation Ltd.*	10,124
25	Ultimate Software Group, Inc.*	1,929
56	Universal Display Corp.*	2,518
162	ValueClick, Inc.*	3,431
136	VeriFone Systems, Inc.*	6,479
219	VeriSign, Inc.	9,003
57	ViaSat, Inc.*	2,753
712	Visa, Inc., Class A	87,562
224	Vishay Intertechnology, Inc.*	2,513
110	VMware, Inc., Class A*	12,289
336	Western Digital Corp.*	13,040
863	Western Union Co./The	15,862
92	Wright Express Corp.*	5,871
1,798	Xerox Corp.	13,988
378	Xilinx, Inc.	13,752
1,651	Yahoo!, Inc.*	25,657
86	Zebra Technologies Corp., Class A*	3,336
		3,933,220
	Materials - 3.9%
283	Air Products & Chemicals, Inc.	24,194
96	Airgas, Inc.	8,797
151	Albemarle Corp.	9,860
1,647	Alcoa, Inc.	16,025
171	Allegheny Technologies, Inc.	7,343
120	Allied Nevada Gold Corp.*	3,515
139	Aptargroup, Inc.	7,577
125	Ashland, Inc.	8,234
248	Ball Corp.	10,356
130	Bemis Co., Inc.	4,211
92	Cabot Corp.	3,968

84	Carpenter Technology Corp.	4,675
236	Celanese Corp.	11,437
97	CF Industries Holdings, Inc.	18,727
214	Cliffs Natural Resources, Inc.	13,324
136	Coeur d'Alene Mines Corp.*	2,931
183	Commercial Metals Co.	2,705
56	Compass Minerals International, Inc.	4,285
220	Crown Holdings, Inc.*	8,136
76	Cytec Industries, Inc.	4,831
50	Domtar Corp.	4,374
1,625	Dow Chemical Co./The	55,055
1,311	E.I. du Pont de Nemours & Co.	70,086
86	Eagle Materials, Inc.	3,029
217	Eastman Chemical Co.	11,711
372	Ecolab, Inc.	23,693
99	FMC Corp.	10,934
1,301	Freeport-McMoRan Copper & Gold, Inc.	49,828
349	Huntsman Corp.	4,942
122	International Flavors & Fragrances, Inc.	7,346
523	International Paper Co.	17,421
70	Martin Marietta Materials, Inc.	5,802
262	MeadWestvaco Corp.	8,337
82	Molycorp, Inc.*	2,219
727	Monsanto Co.	55,383
415	Mosaic Co./The	21,920
16	NewMarket Corp.	3,571
661	Newmont Mining Corp.	31,497
455	Nucor Corp.	17,841
139	Olin Corp.	2,913
256	Owens-Illinois, Inc.*	5,952
149	Packaging Corp. of America	4,349
232	PPG Industries, Inc.	24,416
427	Praxair, Inc.	49,404
111	Reliance Steel & Aluminum Co.	6,204
89	Rock-Tenn Co., Class A	5,547
105	Rockwood Holdings, Inc.*	5,811
72	Royal Gold, Inc.	4,461
252	RPM International, Inc.	6,696
87	Scotts Miracle-Gro Co./The, Class A	4,559
323	Sealed Air Corp.	6,195
131	Sensient Technologies Corp.	4,867
121	Sherwin-Williams Co./The	14,554
175	Sigma-Aldrich Corp.	12,407
71	Silgan Holdings, Inc.	3,115
207	Solutia, Inc.	5,866
141	Sonoco Products Co.	4,671
380	Steel Dynamics, Inc.	4,853
212	United States Steel Corp.	6,006
116	Valspar Corp.	5,933
177	Vulcan Materials Co.	7,577
91	W.R. Grace & Co.*	5,424
90	Walter Energy, Inc.	5,968
		787,868
	Telecommunication Services - 2.6%
41	AboveNet, Inc.*	3,410
8,033	AT&T, Inc.	264,366
799	CenturyLink, Inc.	30,809
318	Crown Castle International Corp.*	18,002
1,261	Frontier Communications Corp.	5,095
215	Level 3 Communications, Inc.*	4,958
436	MetroPCS Communications, Inc.*	3,183
263	NII Holdings, Inc.*	3,681
137	SBA Communications Corp., Class A*	7,362
4,085	Sprint Nextel Corp.*	10,131
146	Telephone & Data Systems, Inc.	3,546

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
197	tw telecom, inc.*	$4,291
3,811	Verizon Communications, Inc.	153,888
784	Windstream Corp.	8,812
		521,534
	Utilities - 3.8%
983	AES Corp./The*	12,307
245	AGL Resources, Inc.	9,660
90	ALLETE, Inc.	3,709
110	Alliant Energy Corp.	4,976
302	Ameren Corp.	9,903
711	American Electric Power Co., Inc.	27,615
266	American Water Works Co., Inc.	9,108
181	Aqua America, Inc.	4,111
197	Atmos Energy Corp.	6,418
144	Avista Corp.	3,807
494	Calpine Corp.*	9,262
493	CenterPoint Energy, Inc.	9,964
149	Cleco Corp.	6,079
306	CMS Energy Corp.	7,035
403	Consolidated Edison, Inc.	23,958
754	Dominion Resources, Inc.	39,351
275	DTE Energy Co.	15,504
1,819	Duke Energy Corp.	38,981
411	Edison International	18,088
232	Entergy Corp.	15,210
1,154	Exelon Corp.	45,018
576	FirstEnergy Corp.	26,968
922	GenOn Energy, Inc.*	1,964
160	Great Plains Energy, Inc.	3,267
142	Hawaiian Electric Industries, Inc.	3,769
77	IDACORP, Inc.	3,137
154	Integrys Energy Group, Inc.	8,415
69	ITC Holdings Corp.	5,345
365	MDU Resources Group, Inc.	8,373
105	National Fuel Gas Co.	4,969
76	New Jersey Resources Corp.	3,286
602	NextEra Energy, Inc.	38,739
455	NiSource, Inc.	11,216
443	Northeast Utilities	16,289
310	NRG Energy, Inc.*	5,270
342	NV Energy, Inc.	5,694
155	OGE Energy Corp.	8,364
122	ONEOK, Inc.	10,479
401	Pepco Holdings, Inc.	7,587
552	PG&E Corp.	24,387
130	Piedmont Natural Gas Co., Inc.	3,962
215	Pinnacle West Capital Corp.	10,395
195	Portland General Electric Co.	5,037
734	PPL Corp.	20,075
392	Progress Energy, Inc.	20,862
702	Public Service Enterprise Group, Inc.	21,867
245	Questar Corp.	4,839
241	SCANA Corp.	11,115
291	Sempra Energy	18,839
69	South Jersey Industries, Inc.	3,398
1,187	Southern Co./The	54,531
122	Southwest Gas Corp.	5,126
511	TECO Energy, Inc.	9,208
248	UGI Corp.	7,237
84	UIL Holdings Corp.	2,887
49	UniSource Energy Corp.	1,784
116	Vectren Corp.	3,416
272	Westar Energy, Inc.	7,804
152	WGL Holdings, Inc.	6,097
290	Wisconsin Energy Corp.	10,684

729	Xcel Energy, Inc.	19,727
		766,472
	Total Common Stocks
	(Cost $18,413,118)	20,139,193
	Total Investment Securities
	(Cost $18,413,118) — 100.1%	20,139,193
	Liabilities in excess of other assets — (0.1%)	(29,346)
	Net Assets — 100.0%	$20,109,847

*	Non-income producing security.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,953,383
Aggregate gross unrealized depreciation	(280,565)
Net unrealized appreciation	$1,672,818
Federal income tax cost of investments	$18,466,375

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Large Cap Index ETF

Schedule of Portfolio Investments

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.2%
	Consumer Discretionary - 10.6%
263	Amazon.com, Inc.*	$60,990
22	AutoZone, Inc.*	8,716
180	Bed Bath & Beyond, Inc.*	12,670
299	Carnival Corp.	9,715
452	CBS Corp., Class B	15,074
216	Coach, Inc.	15,803
1,559	Comcast Corp., Class A	47,284
485	Comcast Corp., Special, Class A	14,468
505	DIRECTV, Class A*	24,881
92	Dollar General Corp.*	4,366
2,781	Ford Motor Co.	31,370
431	General Motors Co.*	9,913
24	Groupon, Inc.*	257
1,150	Home Depot, Inc./The	59,558
507	Johnson Controls, Inc.	16,209
178	Kohl's Corp.	8,923
294	Las Vegas Sands Corp.	16,314
941	Lowe's Cos., Inc.	29,613
190	Ltd. Brands, Inc.	9,443
313	Macy's, Inc.	12,839
218	Marriott International, Inc., Class A	8,522
770	McDonald's Corp.	75,036
219	McGraw-Hill Cos., Inc./The	10,768
1,354	News Corp., Class A	26,538
325	News Corp., Class B	6,448
281	NIKE, Inc., Class B	31,435
206	Omnicom Group, Inc.	10,570
37	priceline.com, Inc.*	28,150
46	Ralph Lauren Corp.	7,924
555	Starbucks Corp.	31,846
457	Target Corp.	26,479
238	Time Warner Cable, Inc.	19,147
747	Time Warner, Inc.	27,983
563	TJX Cos., Inc.	23,483
65	VF Corp.	9,883
8	Viacom, Inc., Class A	406
365	Viacom, Inc., Class B	16,932
1,242	Walt Disney Co./The	53,543
60	Wynn Resorts Ltd.	8,004
349	Yum! Brands, Inc.	25,383
		856,886
	Consumer Staples - 11.3%
1,527	Altria Group, Inc.	49,185
455	Archer-Daniels-Midland Co.	14,028
1,558	Coca-Cola Co./The	118,906
334	Colgate-Palmolive Co.	33,046
323	Costco Wholesale Corp.	28,479
972	CVS Caremark Corp.	43,370
174	Estee Lauder Cos., Inc./The, Class A	11,371
452	General Mills, Inc.	17,578
240	H.J. Heinz Co.	12,794
114	Hershey Co./The	7,639
181	Kellogg Co.	9,153
293	Kimberly-Clark Corp.	22,992
1,318	Kraft Foods, Inc., Class A	52,549
399	Kroger Co./The	9,285
101	Lorillard, Inc.	13,664
153	Mead Johnson Nutrition Co.	13,091
1,167	PepsiCo, Inc.	77,022
1,285	Philip Morris International, Inc.	115,020
2,050	Procter & Gamble Co./The	130,462
252	Reynolds American, Inc.	10,289
440	Sysco Corp.	12,716

655	Walgreen Co.	22,964
1,303	Wal-Mart Stores, Inc.	76,760
120	Whole Foods Market, Inc.	9,969
		912,332
	Energy - 12.1%
371	Anadarko Petroleum Corp.	27,161
286	Apache Corp.	27,439
324	Baker Hughes, Inc.	14,292
182	Cameron International Corp.*	9,328
492	Chesapeake Energy Corp.	9,072
1,496	Chevron Corp.	159,414
920	ConocoPhillips	65,900
284	Devon Energy Corp.	19,837
572	El Paso Corp.	16,971
200	EOG Resources, Inc.	21,962
3,577	Exxon Mobil Corp.	308,838
686	Halliburton Co.	23,475
228	Hess Corp.	11,888
111	Kinder Morgan, Inc.	3,985
530	Marathon Oil Corp.	15,550
265	Marathon Petroleum Corp.	11,027
315	National Oilwell Varco, Inc.	23,864
132	Noble Energy, Inc.	13,110
604	Occidental Petroleum Corp.	55,097
202	Peabody Energy Corp.	6,284
996	Schlumberger Ltd.	73,843
258	Southwestern Energy Co.*	8,148
483	Spectra Energy Corp.	14,847
239	Transocean Ltd.	12,043
418	Valero Energy Corp.	10,325
436	Williams Cos., Inc./The	14,837
		978,537
	Financials - 13.9%
253	ACE Ltd.	19,220
352	Aflac, Inc.	15,854
355	Allstate Corp./The	11,832
768	American Express Co.	46,241
324	American International Group, Inc.*	11,026
293	American Tower Corp. (REIT)	19,215
169	Ameriprise Financial, Inc.	9,162
723	Annaly Capital Management, Inc. (REIT)	11,799
241	Aon plc	12,484
71	AvalonBay Communities, Inc. (REIT)	10,323
7,529	Bank of America Corp.	61,060
899	Bank of New York Mellon Corp./The	21,261
516	BB&T Corp.	16,533
728	Berkshire Hathaway, Inc., Class B*	58,568
76	BlackRock, Inc.	14,560
110	Boston Properties, Inc. (REIT)	11,908
366	Capital One Financial Corp.	20,306
768	Charles Schwab Corp./The	10,982
208	Chubb Corp./The	15,199
2,163	Citigroup, Inc.	71,465
48	CME Group, Inc.	12,759
396	Discover Financial Services	13,424
220	Equity Residential (REIT)	13,517
109	Franklin Resources, Inc.	13,681
287	General Growth Properties, Inc. (REIT)	5,109
311	Goldman Sachs Group, Inc./The	35,812
303	HCP, Inc. (REIT)	12,559
2,836	JPMorgan Chase & Co.	121,891
257	Loews Corp.	10,570
404	Marsh & McLennan Cos., Inc.	13,514
614	MetLife, Inc.	22,122

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Large Cap Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
993	Morgan Stanley	$17,159
393	PNC Financial Services Group, Inc.	26,064
427	Progressive Corp./The	9,095
343	Prologis, Inc. (REIT)	12,273
361	Prudential Financial, Inc.	21,855
105	Public Storage (REIT)	15,042
219	Simon Property Group, Inc. (REIT)	34,076
367	State Street Corp.	16,963
190	T. Rowe Price Group, Inc.	11,992
293	Travelers Cos., Inc./The	18,846
1,427	U.S. Bancorp	45,907
215	Ventas, Inc. (REIT)	12,640
137	Vornado Realty Trust (REIT)	11,760
3,719	Wells Fargo & Co.	124,326
		1,121,954
	Health Care - 12.0%
1,162	Abbott Laboratories	72,114
270	Aetna, Inc.	11,891
258	Agilent Technologies, Inc.	10,882
138	Alexion Pharmaceuticals, Inc.*	12,464
229	Allergan, Inc.	21,984
654	Amgen, Inc.	46,506
429	Baxter International, Inc.	23,771
150	Becton Dickinson and Co.	11,768
181	Biogen Idec, Inc.*	24,256
1,282	Bristol-Myers Squibb Co.	42,780
257	Cardinal Health, Inc.	10,863
327	Celgene Corp.*	23,845
213	Cigna Corp.	9,847
361	Covidien plc	19,938
733	Eli Lilly & Co.	30,339
597	Express Scripts Holding Co.*	33,307
561	Gilead Sciences, Inc.*	29,178
124	HCA Holdings, Inc.	3,338
122	Humana, Inc.	9,843
29	Intuitive Surgical, Inc.*	16,768
2,041	Johnson & Johnson	132,849
184	McKesson Corp.	16,819
792	Medtronic, Inc.	30,254
2,294	Merck & Co., Inc.	90,017
5,736	Pfizer, Inc.	131,526
238	St. Jude Medical, Inc.	9,215
219	Stryker Corp.	11,951
286	Thermo Fisher Scientific, Inc.	15,916
803	UnitedHealth Group, Inc.	45,088
260	WellPoint, Inc.	17,633
		966,950
	Industrials - 9.6%
480	3M Co.	42,893
494	Boeing Co./The	37,939
437	Caterpillar, Inc.	44,910
123	CH Robinson Worldwide, Inc.	7,348
784	CSX Corp.	17,491
130	Cummins, Inc.	15,058
425	Danaher Corp.	23,043
300	Deere & Co.	24,708
249	Eaton Corp.	11,997
549	Emerson Electric Co.	28,844
219	FedEx Corp.	19,325
222	General Dynamics Corp.	14,985
7,879	General Electric Co.	154,271
93	Goodrich Corp.	11,668
532	Honeywell International, Inc.	32,271
310	Illinois Tool Works, Inc.	17,788
192	Lockheed Martin Corp.	17,384

246	Norfolk Southern Corp.	17,941
182	Northrop Grumman Corp.	11,517
267	PACCAR, Inc.	11,470
113	Parker Hannifin Corp.	9,909
107	Precision Castparts Corp.	18,872
258	Raytheon Co.	13,968
345	Tyco International Ltd.	19,365
360	Union Pacific Corp.	40,478
539	United Parcel Service, Inc., Class B	42,117
590	United Technologies Corp.	48,168
44	W.W. Grainger, Inc.	9,144
299	Waste Management, Inc.	10,226
		775,098
	Information Technology - 21.4%
478	Accenture plc, Class A	31,046
316	Activision Blizzard, Inc.	4,067
369	Adobe Systems, Inc.*	12,384
242	Altera Corp.	8,608
692	Apple, Inc.*	404,294
986	Applied Materials, Inc.	11,822
368	Automatic Data Processing, Inc.	20,468
362	Broadcom Corp., Class A*	13,249
4,012	Cisco Systems, Inc.	80,842
140	Citrix Systems, Inc.*	11,985
226	Cognizant Technology Solutions Corp., Class A*	16,570
1,167	Corning, Inc.	16,747
1,181	Dell, Inc.*	19,333
826	eBay, Inc.*	33,907
1,522	EMC Corp.*	42,936
192	Google, Inc., Class A*	116,204
1,483	Hewlett-Packard Co.	36,719
3,800	Intel Corp.	107,920
821	International Business Machines Corp.	170,013
204	Intuit, Inc.	11,826
394	Juniper Networks, Inc.*	8,443
79	Mastercard, Inc., Class A	35,729
5,578	Microsoft Corp.	178,608
220	Motorola Solutions, Inc.	11,227
271	NetApp, Inc.*	10,523
2,902	Oracle Corp.	85,290
1,253	QUALCOMM, Inc.	79,992
91	Salesforce.com, Inc.*	14,172
178	SanDisk Corp.*	6,588
544	Symantec Corp.*	8,987
318	TE Connectivity Ltd.	11,594
853	Texas Instruments, Inc.	27,245
390	Visa, Inc., Class A	47,962
63	VMware, Inc., Class A*	7,038
462	Western Union Co./The	8,492
1,035	Xerox Corp.	8,052
884	Yahoo!, Inc.*	13,737
		1,734,619
	Materials - 3.1%
148	Air Products & Chemicals, Inc.	12,652
793	Alcoa, Inc.	7,716
54	CF Industries Holdings, Inc.	10,425
876	Dow Chemical Co./The	29,679
696	E.I. du Pont de Nemours & Co.	37,208
202	Ecolab, Inc.	12,865
702	Freeport-McMoRan Copper & Gold, Inc.	26,887
301	International Paper Co.	10,026
399	Monsanto Co.	30,396
221	Mosaic Co./The	11,673
366	Newmont Mining Corp.	17,440
213	Nucor Corp.	8,352

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Large Cap Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
115	PPG Industries, Inc.	$12,103
227	Praxair, Inc.	26,264
		253,686
	Telecommunication Services - 3.2%
4,433	AT&T, Inc.	145,890
458	CenturyLink, Inc.	17,661
182	Crown Castle International Corp.*	10,303
2,109	Verizon Communications, Inc.	85,161
		259,015
	Utilities - 3.0%
360	American Electric Power Co., Inc.	13,982
217	Consolidated Edison, Inc.	12,901
425	Dominion Resources, Inc.	22,181
984	Duke Energy Corp.	21,087
223	Edison International	9,814
132	Entergy Corp.	8,654
631	Exelon Corp.	24,615
312	FirstEnergy Corp.	14,608
314	NextEra Energy, Inc.	20,206
308	PG&E Corp.	13,607
431	PPL Corp.	11,788
218	Progress Energy, Inc.	11,602
379	Public Service Enterprise Group, Inc.	11,806
167	Sempra Energy	10,811
640	Southern Co./The	29,402
361	Xcel Energy, Inc.	9,769
		246,833
	Total Common Stocks
	(Cost $7,612,058)	8,105,910
	Total Investment Securities
	(Cost $7,612,058) — 100.2%	8,105,910
	Liabilities in excess of other assets — (0.2%)	(15,832)
	Net Assets — 100.0%	$8,090,078

*	Non-income producing security.

REIT	Real Estate Investment Trust

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$730,973
Aggregate gross unrealized depreciation	(244,039)
Net unrealized appreciation	$486,934
Federal income tax cost of investments	$7,618,976

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 17.2%
152	Abercrombie & Fitch Co., Class A	$7,625
128	Advance Auto Parts, Inc.	11,750
88	AMC Networks, Inc., Class A*	3,740
345	American Eagle Outfitters, Inc.	6,213
199	Apollo Group, Inc., Class A*	7,009
58	AutoNation, Inc.*	2,006
504	Best Buy Co., Inc.	11,123
116	Big Lots, Inc.*	4,250
193	BorgWarner, Inc.*	15,255
398	Cablevision Systems Corp., Class A	5,898
399	CarMax, Inc.*	12,317
67	Charter Communications, Inc., Class A*	4,052
55	Chipotle Mexican Grill, Inc.*	22,778
72	Clear Channel Outdoor Holdings, Inc., Class A*	545
490	D.R. Horton, Inc.	8,012
227	Darden Restaurants, Inc.	11,368
68	Deckers Outdoor Corp.*	3,469
102	DeVry, Inc.	3,279
169	Dick's Sporting Goods, Inc.	8,551
62	Dillard's, Inc., Class A	4,003
249	Discovery Communications, Inc., Class A*	13,551
206	Discovery Communications, Inc., Class C*	10,236
367	DISH Network Corp., Class A	11,733
210	Dollar Tree, Inc.*	21,349
138	Dunkin' Brands Group, Inc.	4,467
47	Education Management Corp.*	583
172	Expedia, Inc.	7,332
196	Family Dollar Stores, Inc.	13,240
274	Foot Locker, Inc.	8,382
93	Fossil, Inc.*	12,152
241	GameStop Corp., Class A	5,485
424	Gannett Co., Inc.	5,860
604	Gap, Inc./The	17,214
203	Garmin Ltd.	9,567
252	Gentex Corp.	5,536
275	Genuine Parts Co.	17,815
133	GNC Holdings, Inc., Class A	5,195
432	Goodyear Tire & Rubber Co./The*	4,743
113	Guess?, Inc.	3,309
517	H&R Block, Inc.	7,600
170	Hanesbrands, Inc.*	4,797
410	Harley-Davidson, Inc.	21,455
124	Harman International Industries, Inc.	6,148
205	Hasbro, Inc.	7,532
70	Hyatt Hotels Corp., Class A*	3,012
530	International Game Technology	8,257
814	Interpublic Group of Cos., Inc./The	9,613
264	J.C. Penney Co., Inc.	9,520
141	Jarden Corp.	5,912
90	John Wiley & Sons, Inc., Class A	4,067
181	Lear Corp.	7,512
246	Leggett & Platt, Inc.	5,355
279	Lennar Corp., Class A	7,739
207	Liberty Global, Inc.*	9,922
242	Liberty Global, Inc., Class A*	12,054
1,012	Liberty Interactive Corp., Class A*	19,066
208	Liberty Media Corp. - Liberty Capital, Class A*	18,188
258	LKQ Corp.*	8,630
598	Mattel, Inc.	20,093
570	MGM Resorts International*	7,649
98	Mohawk Industries, Inc.*	6,568
45	Morningstar, Inc.	2,597
98	Netflix, Inc.*	7,854
518	Newell Rubbermaid, Inc.	9,428
287	Nordstrom, Inc.	16,032
9	NVR, Inc.*	7,055

227	O'Reilly Automotive, Inc.*	23,939
111	Pandora Media, Inc.*	955
50	Panera Bread Co., Class A*	7,896
120	Penn National Gaming, Inc.*	5,398
197	PetSmart, Inc.	11,477
115	Polaris Industries, Inc.	9,136
109	PVH Corp.	9,679
408	Ross Stores, Inc.	25,129
242	Royal Caribbean Cruises Ltd.	6,624
249	Sally Beauty Holdings, Inc.*	6,623
153	Scripps Networks Interactive, Inc., Class A	7,684
82	Sears Holdings Corp.*	4,410
6,624	Sirius XM Radio, Inc.*	14,970
119	Sotheby's	4,679
1,235	Staples, Inc.	19,019
345	Starwood Hotels & Resorts Worldwide, Inc.	20,424
113	Tempur-Pedic International, Inc.*	6,649
96	Tesla Motors, Inc.*	3,181
226	Tiffany & Co.	15,472
262	Toll Brothers, Inc.*	6,655
126	Tractor Supply Co.	12,400
177	TripAdvisor, Inc.*	6,639
183	TRW Automotive Holdings Corp.*	8,365
101	Tupperware Brands Corp.	6,291
87	Ulta Salon Cosmetics & Fragrance, Inc.	7,672
70	Under Armour, Inc., Class A*	6,855
201	Urban Outfitters, Inc.*	5,821
91	Visteon Corp.*	4,565
8	Washington Post Co./The, Class B	3,025
38	Weight Watchers International, Inc.	2,886
136	Whirlpool Corp.	8,707
167	Williams-Sonoma, Inc.	6,461
272	Wyndham Worldwide Corp.	13,693
		888,026
	Consumer Staples - 6.5%
761	Avon Products, Inc.	16,438
271	Beam, Inc.	15,387
33	Brown-Forman Corp., Class A	2,776
156	Brown-Forman Corp., Class B	13,471
260	Bunge Ltd.	16,770
351	Campbell Soup Co.	11,874
252	Church & Dwight Co., Inc.	12,802
233	Clorox Co./The	16,333
530	Coca-Cola Enterprises, Inc.	15,964
732	ConAgra Foods, Inc.	18,900
311	Constellation Brands, Inc., Class A*	6,718
134	Corn Products International, Inc.	7,646
379	Dr. Pepper Snapple Group, Inc.	15,380
115	Energizer Holdings, Inc.*	8,203
243	Flowers Foods, Inc.	5,212
216	Green Mountain Coffee Roasters, Inc.*	10,530
205	Herbalife Ltd.	14,416
251	Hormel Foods Corp.	7,294
202	J.M. Smucker Co./The	16,085
211	McCormick & Co., Inc.	11,797
274	Molson Coors Brewing Co., Class B	11,393
268	Monster Beverage Corp.*	17,409
104	Nu Skin Enterprises, Inc., Class A	5,543
97	Ralcorp Holdings, Inc.*	7,063
600	Safeway, Inc.	12,198
1,033	Sara Lee Corp.	22,767
266	Smithfield Foods, Inc.*	5,575
529	Tyson Foods, Inc., Class A	9,654
		335,598
	Energy - 7.5%
388	Alpha Natural Resources, Inc.*	6,258
375	Arch Coal, Inc.	3,660

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
99	Atwood Oceanics, Inc.*	$4,389
367	Cabot Oil & Gas Corp.	12,896
35	CARBO Ceramics, Inc.	2,943
151	Cimarex Energy Co.	10,436
183	Concho Resources, Inc.*	19,614
399	CONSOL Energy, Inc.	13,263
102	Continental Resources, Inc.*	9,104
692	Denbury Resources, Inc.*	13,176
116	Diamond Offshore Drilling, Inc.	7,952
133	Dresser-Rand Group, Inc.*	6,474
64	Dril-Quip, Inc.*	4,313
128	Energen Corp.	6,705
263	EQT Corp.	13,103
269	EXCO Resources, Inc.	1,974
424	FMC Technologies, Inc.*	19,928
173	Helmerich & Payne, Inc.	8,891
342	HollyFrontier Corp.	10,540
32	Laredo Petroleum Holdings, Inc.*	845
411	McDermott International, Inc.*	4,644
342	Murphy Oil Corp.	18,800
508	Nabors Industries Ltd.*	8,458
236	Newfield Exploration Co.*	8,472
461	Noble Corp.*	17,546
124	Oasis Petroleum, Inc.*	4,101
191	Oceaneering International, Inc.	9,861
90	Oil States International, Inc.*	7,162
273	Patterson-UTI Energy, Inc.	4,414
215	Pioneer Natural Resources Co.	24,901
249	Plains Exploration & Production Co.*	10,172
312	QEP Resources, Inc.	9,613
284	Range Resources Corp.	18,931
223	Rowan Cos., Inc.*	7,700
129	RPC, Inc.	1,334
678	SandRidge Energy, Inc.*	5,417
112	SM Energy Co.	7,404
189	Sunoco, Inc.	9,316
246	Tesoro Corp.*	5,720
91	Tidewater, Inc.	5,008
268	Ultra Petroleum Corp.*	5,296
207	Whiting Petroleum Corp.*	11,840
125	World Fuel Services Corp.	5,508
		388,082
	Financials - 17.6%
91	Affiliated Managers Group, Inc.*	10,339
109	Alexandria Real Estate Equities, Inc. (REIT)	8,166
28	Alleghany Corp.*	9,601
123	American Campus Communities, Inc. (REIT)	5,467
390	American Capital Agency Corp. (REIT)	12,184
153	American Financial Group, Inc./OH	5,955
213	Apartment Investment & Management Co., Class A (REIT)	5,783
234	Arch Capital Group Ltd.*	9,192
198	Arthur J. Gallagher & Co.	7,437
163	Assurant, Inc.	6,575
294	Assured Guaranty Ltd.	4,169
229	Axis Capital Holdings Ltd.	7,791
47	BOK Financial Corp.	2,680
132	BRE Properties, Inc. (REIT)	6,930
205	Brown & Brown, Inc.	5,529
139	Camden Property Trust (REIT)	9,406
519	CBRE Group, Inc., Class A*	9,762
1,812	Chimera Investment Corp. (REIT)	5,237
268	Cincinnati Financial Corp.	9,546
353	CIT Group, Inc.*	13,361
52	CNA Financial Corp.	1,592
354	Comerica, Inc.	11,335
140	Commerce Bancshares, Inc./MO	5,614

102	Cullen/Frost Bankers, Inc.	6,014
425	DDR Corp. (REIT)	6,290
185	Digital Realty Trust, Inc. (REIT)	13,892
225	Douglas Emmett, Inc. (REIT)	5,229
444	Duke Realty Corp. (REIT)	6,580
458	E*TRADE Financial Corp.*	4,869
261	East West Bancorp, Inc.	5,943
204	Eaton Vance Corp.	5,365
73	Equity Lifestyle Properties, Inc. (REIT)	5,106
48	Erie Indemnity Co., Class A	3,691
60	Essex Property Trust, Inc. (REIT)	9,478
79	Everest Re Group Ltd.	7,829
112	Federal Realty Investment Trust (REIT)	11,274
387	Fidelity National Financial, Inc., Class A	7,458
1,619	Fifth Third Bancorp	23,038
521	First Niagara Financial Group, Inc.	4,658
138	First Republic Bank/CA*	4,558
862	Genworth Financial, Inc., Class A*	5,181
784	Hartford Financial Services Group, Inc.	16,111
188	HCC Insurance Holdings, Inc.	6,008
371	Health Care REIT, Inc. (REIT)	21,021
218	Hospitality Properties Trust (REIT)	6,012
1,247	Host Hotels & Resorts, Inc. (REIT)	20,750
861	Hudson City Bancorp, Inc.	6,079
1,519	Huntington Bancshares, Inc./OH	10,162
128	IntercontinentalExchange, Inc.*	17,029
796	Invesco Ltd.	19,773
262	Jefferies Group, Inc.	4,174
77	Jones Lang LaSalle, Inc.	6,155
1,680	KeyCorp	13,507
718	Kimco Realty Corp. (REIT)	13,936
230	Legg Mason, Inc.	5,996
341	Leucadia National Corp.	8,477
202	Liberty Property Trust (REIT)	7,363
533	Lincoln National Corp.	13,202
72	LPL Investment Holdings, Inc.*	2,584
222	M&T Bank Corp.	19,152
233	Macerich Co./The (REIT)	14,346
154	Mack-Cali Realty Corp. (REIT)	4,423
17	Markel Corp.*	7,485
341	Moody's Corp.	13,964
212	MSCI, Inc., Class A*	7,757
246	NASDAQ OMX Group, Inc./The*	6,044
769	New York Community Bancorp, Inc.	10,374
384	Northern Trust Corp.	18,275
463	NYSE Euronext	11,922
119	PartnerRe Ltd.	8,285
637	People's United Financial, Inc.	7,861
305	Piedmont Office Realty Trust, Inc., Class A (REIT)	5,411
288	Plum Creek Timber Co., Inc. (REIT)	12,108
507	Principal Financial Group, Inc.	14,029
194	Raymond James Financial, Inc.	7,104
215	Rayonier, Inc. (REIT)	9,750
235	Realty Income Corp. (REIT)	9,245
159	Regency Centers Corp. (REIT)	7,149
2,488	Regions Financial Corp.	16,769
130	Reinsurance Group of America, Inc.	7,558
91	RenaissanceRe Holdings Ltd.	7,103
258	SEI Investments Co.	5,209
287	Senior Housing Properties Trust (REIT)	6,337
151	SL Green Realty Corp. (REIT)	12,448
898	SLM Corp.	13,317
946	SunTrust Banks, Inc.	22,969
102	Taubman Centers, Inc. (REIT)	7,872
390	TD Ameritrade Holding Corp.	7,328
164	TFS Financial Corp.*	1,612
180	Torchmark Corp.	8,768

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
387	UDR, Inc. (REIT)	$10,190
516	Unum Group	12,250
125	Validus Holdings Ltd.	4,063
199	W.R. Berkley Corp.	7,494
152	Waddell & Reed Financial, Inc., Class A	4,861
213	Weingarten Realty Investors (REIT)	5,657
943	Weyerhaeuser Co. (REIT)	19,199
10	White Mountains Insurance Group Ltd.	5,230
566	XL Group plc	12,175
323	Zions Bancorp.	6,586
		908,122
	Health Care - 9.7%
329	Allscripts Healthcare Solutions, Inc.*	3,645
84	AMERIGROUP Corp.*	5,188
458	AmerisourceBergen Corp.	17,042
202	BioMarin Pharmaceutical, Inc.*	7,009
34	Bio-Rad Laboratories, Inc., Class A*	3,672
2,617	Boston Scientific Corp.*	16,382
164	Bruker Corp.*	2,465
153	C.R. Bard, Inc.	15,141
395	CareFusion Corp.*	10,234
76	Catalyst Health Solutions, Inc.*	6,564
252	Cerner Corp.*	20,435
83	Cooper Cos., Inc./The	7,318
107	Covance, Inc.*	5,003
255	Coventry Health Care, Inc.	7,647
165	DaVita, Inc.*	14,616
250	DENTSPLY International, Inc.	10,265
203	Edwards Lifesciences Corp.*	16,843
206	Endo Pharmaceuticals Holdings, Inc.*	7,239
439	Forest Laboratories, Inc.*	15,290
85	Gen-Probe, Inc.*	6,932
147	Health Net, Inc.*	5,235
160	Henry Schein, Inc.*	12,278
463	Hologic, Inc.*	8,853
291	Hospira, Inc.*	10,220
99	IDEXX Laboratories, Inc.*	8,705
220	Illumina, Inc.*	9,797
175	Laboratory Corp of America Holdings*	15,381
315	Life Technologies Corp.*	14,603
86	MEDNAX, Inc.*	6,041
56	Mettler-Toledo International, Inc.*	10,042
753	Mylan, Inc.*	16,348
202	Omnicare, Inc.	7,038
112	Onyx Pharmaceuticals, Inc.*	5,097
161	Patterson Cos., Inc.	5,488
201	PerkinElmer, Inc.	5,548
149	Perrigo Co.	15,630
277	Quest Diagnostics, Inc.	15,980
129	Regeneron Pharmaceuticals, Inc.*	17,448
260	ResMed, Inc.*	8,843
178	Seattle Genetics, Inc.*	3,519
98	Sirona Dental Systems, Inc.*	4,950
90	United Therapeutics Corp.*	3,937
159	Universal Health Services, Inc., Class B	6,791
199	Varian Medical Systems, Inc.*	12,621
368	Vertex Pharmaceuticals, Inc.*	14,161
309	Warner Chilcott plc, Class A*	6,721
158	Waters Corp.*	13,289
225	Watson Pharmaceuticals, Inc.*	16,956
316	Zimmer Holdings, Inc.	19,886
		500,336
	Industrials - 13.8%
180	AECOM Technology Corp.*	3,973
170	AGCO Corp.*	7,917
284	AMETEK, Inc.	14,294
189	Avery Dennison Corp.	6,044

206	Babcock & Wilcox Co./The*	5,068
170	BE Aerospace, Inc.*	7,995
108	Carlisle Cos., Inc.	5,947
198	Cintas Corp.	7,756
82	Clean Harbors, Inc.*	5,596
279	Cooper Industries plc	17,457
205	Copart, Inc.*	5,414
90	Crane Co.	3,972
1,493	Delta Air Lines, Inc.*	16,363
244	Donaldson Co., Inc.	8,457
328	Dover Corp.	20,553
86	Dun & Bradstreet Corp./The	6,689
214	Equifax, Inc.	9,806
376	Expeditors International of Washington, Inc.	15,040
521	Fastenal Co.	24,393
99	Flowserve Corp.	11,378
300	Fluor Corp.	17,325
89	Gardner Denver, Inc.	5,797
107	Graco, Inc.	5,704
418	Hertz Global Holdings, Inc.*	6,441
93	Hubbell, Inc., Class B	7,462
147	IDEX Corp.	6,367
84	IHS, Inc., Class A*	8,490
551	Ingersoll-Rand plc	23,429
299	Iron Mountain, Inc.	9,081
164	ITT Corp.	3,683
171	J.B. Hunt Transport Services, Inc.	9,461
225	Jacobs Engineering Group, Inc.*	9,862
189	Joy Global, Inc.	13,376
194	Kansas City Southern	14,942
263	KBR, Inc.	8,905
140	Kennametal, Inc.	5,912
98	Kirby Corp.*	6,504
176	L-3 Communications Holdings, Inc.	12,943
149	Lincoln Electric Holdings, Inc.	7,303
145	Manpower, Inc.	6,177
635	Masco Corp.	8,369
82	MSC Industrial Direct Co., Inc., Class A	6,044
122	Navistar International Corp.*	4,142
127	Nielsen Holdings NV*	3,711
105	Nordson Corp.	5,660
201	Owens Corning*	6,904
204	Pall Corp.	12,160
174	Pentair, Inc.	7,541
324	Pitney Bowes, Inc.	5,550
366	Quanta Services, Inc.*	8,096
332	R.R. Donnelley & Sons Co.	4,153
536	Republic Services, Inc.	14,670
253	Robert Half International, Inc.	7,539
253	Rockwell Automation, Inc.	19,567
258	Rockwell Collins, Inc.	14,420
133	Rollins, Inc.	2,826
169	Roper Industries, Inc.	17,221
90	Ryder System, Inc.	4,385
1	Seaboard Corp.*	1,990
103	Snap-on, Inc.	6,442
1,375	Southwest Airlines Co.	11,385
208	Spirit AeroSystems Holdings, Inc., Class A*	5,200
90	SPX Corp.	6,910
296	Stanley Black & Decker, Inc.	21,655
150	Stericycle, Inc.*	12,990
488	Textron, Inc.	13,000
93	Thomas & Betts Corp.*	6,688
139	Timken Co.	7,855
103	Towers Watson & Co., Class A	6,736
81	TransDigm Group, Inc.*	10,216
68	Triumph Group, Inc.	4,272

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
584	United Continental Holdings, Inc.*	$12,801
141	URS Corp.	5,825
243	Verisk Analytics, Inc., Class A*	11,895
116	WABCO Holdings, Inc.*	7,311
85	Wabtec Corp.	6,611
218	Waste Connections, Inc.	7,026
		713,042
	Information Technology - 14.7%
96	Acme Packet, Inc.*	2,695
1,035	Advanced Micro Devices, Inc.*	7,618
317	Akamai Technologies, Inc.*	10,334
88	Alliance Data Systems Corp.*	11,307
304	Amdocs Ltd.*	9,728
293	Amphenol Corp., Class A	17,035
526	Analog Devices, Inc.	20,503
162	ANSYS, Inc.*	10,865
172	Ariba, Inc.*	6,570
197	Arrow Electronics, Inc.*	8,284
189	Aruba Networks, Inc.*	3,992
765	Atmel Corp.*	6,786
400	Autodesk, Inc.*	15,748
256	Avnet, Inc.*	9,236
301	BMC Software, Inc.*	12,419
218	Broadridge Financial Solutions, Inc.	5,060
643	CA, Inc.	16,988
476	Cadence Design Systems, Inc.*	5,555
271	Computer Sciences Corp.	7,604
83	Concur Technologies, Inc.*	4,694
205	Cree, Inc.*	6,334
274	Cypress Semiconductor Corp.*	4,247
91	Dolby Laboratories, Inc., Class A*	3,570
590	Electronic Arts, Inc.*	9,074
83	Equinix, Inc.*	13,629
140	F5 Networks, Inc.*	18,750
73	FactSet Research Systems, Inc.	7,655
450	Fidelity National Information Services, Inc.	15,151
99	First Solar, Inc.*	1,822
250	Fiserv, Inc.*	17,572
276	FLIR Systems, Inc.	6,199
212	Fortinet, Inc.*	5,537
157	Gartner, Inc.*	6,877
186	Genpact Ltd.*	3,102
138	Global Payments, Inc.	6,407
205	Harris Corp.	9,336
125	IAC/InterActiveCorp	6,019
187	Informatica Corp.*	8,606
271	Ingram Micro, Inc., Class A*	5,274
57	IPG Photonics Corp.*	2,759
340	Jabil Circuit, Inc.	7,973
152	Jack Henry & Associates, Inc.	5,162
405	JDS Uniphase Corp.*	4,921
296	KLA-Tencor Corp.	15,436
211	Lam Research Corp.*	8,788
376	Linear Technology Corp.	12,299
32	LinkedIn Corp., Class A*	3,470
995	LSI Corp.*	8,000
866	Marvell Technology Group Ltd.*	12,999
521	Maxim Integrated Products, Inc.	15,411
337	Microchip Technology, Inc.	11,910
1,754	Micron Technology, Inc.*	11,559
142	MICROS Systems, Inc.*	8,070
114	Molex, Inc.	3,145
141	Molex, Inc., Class A	3,229
164	National Instruments Corp.	4,461
278	NCR Corp.*	6,533
118	Novellus Systems, Inc.*	5,516
406	Nuance Communications, Inc.*	9,923

1,078	NVIDIA Corp.*	14,014
784	ON Semiconductor Corp.*	6,476
209	Parametric Technology Corp.*	4,510
572	Paychex, Inc.	17,721
312	Polycom, Inc.*	4,140
190	Rackspace Hosting, Inc.*	11,037
341	Red Hat, Inc.*	20,327
274	Riverbed Technology, Inc.*	5,406
197	Rovi Corp.*	5,634
601	SAIC, Inc.	7,308
713	Seagate Technology plc	21,932
328	Skyworks Solutions, Inc.*	8,902
124	Solera Holdings, Inc.	5,573
254	Synopsys, Inc.*	7,622
297	Teradata Corp.*	20,725
328	Teradyne, Inc.*	5,645
294	TIBCO Software, Inc.*	9,673
356	Total System Services, Inc.	8,373
216	Trimble Navigation Ltd.*	11,694
187	VeriFone Systems, Inc.*	8,909
281	VeriSign, Inc.	11,552
410	Western Digital Corp.*	15,912
462	Xilinx, Inc.	16,808
177	Zynga, Inc., Class A*	1,476
		761,115
	Materials - 6.2%
115	Airgas, Inc.	10,539
157	Albemarle Corp.	10,252
188	Allegheny Technologies, Inc.	8,073
144	Allied Nevada Gold Corp.*	4,218
108	Aptargroup, Inc.	5,887
125	Ashland, Inc.	8,234
289	Ball Corp.	12,069
183	Bemis Co., Inc.	5,927
277	Celanese Corp.	13,423
253	Cliffs Natural Resources, Inc.	15,752
58	Compass Minerals International, Inc.	4,438
267	Crown Holdings, Inc.*	9,874
64	Domtar Corp.	5,599
229	Eastman Chemical Co.	12,359
124	FMC Corp.	13,696
339	Huntsman Corp.	4,800
142	International Flavors & Fragrances, Inc.	8,550
35	Kronos Worldwide, Inc.	831
80	Martin Marietta Materials, Inc.	6,630
301	MeadWestvaco Corp.	9,578
107	Molycorp, Inc.*	2,895
17	NewMarket Corp.	3,795
291	Owens-Illinois, Inc.*	6,766
176	Packaging Corp. of America	5,137
131	Reliance Steel & Aluminum Co.	7,322
126	Rock-Tenn Co., Class A	7,854
122	Rockwood Holdings, Inc.*	6,751
104	Royal Gold, Inc.	6,444
232	RPM International, Inc.	6,164
73	Scotts Miracle-Gro Co./The, Class A	3,825
339	Sealed Air Corp.	6,502
154	Sherwin-Williams Co./The	18,523
182	Sigma-Aldrich Corp.	12,904
83	Silgan Holdings, Inc.	3,641
177	Sonoco Products Co.	5,864
386	Steel Dynamics, Inc.	4,929
146	Titanium Metals Corp.	2,156
253	United States Steel Corp.	7,168
10	Valhi, Inc.	541
154	Valspar Corp.	7,877
206	Vulcan Materials Co.	8,819

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
109	W.R. Grace & Co.*	$6,497
110	Walter Energy, Inc.	7,294
35	Westlake Chemical Corp.	2,238
		322,635
	Telecommunication Services - 1.2%
1,760	Frontier Communications Corp.	7,110
279	Level 3 Communications, Inc.*	6,434
564	MetroPCS Communications, Inc.*	4,117
302	NII Holdings, Inc.*	4,227
193	SBA Communications Corp., Class A*	10,372
5,278	Sprint Nextel Corp.*	13,089
268	tw telecom, inc.*	5,837
26	United States Cellular Corp.*	1,020
1,018	Windstream Corp.	11,442
		63,648
	Utilities - 5.6%
1,138	AES Corp./The*	14,248
205	AGL Resources, Inc.	8,083
195	Alliant Energy Corp.	8,822
424	Ameren Corp.	13,903
308	American Water Works Co., Inc.	10,546
244	Aqua America, Inc.	5,541
159	Atmos Energy Corp.	5,180
680	Calpine Corp.*	12,750
697	CenterPoint Energy, Inc.	14,086
446	CMS Energy Corp.	10,254
297	DTE Energy Co.	16,745
239	Great Plains Energy, Inc.	4,880
138	Integrys Energy Group, Inc.	7,540
91	ITC Holdings Corp.	7,049
307	MDU Resources Group, Inc.	7,043
138	National Fuel Gas Co.	6,530
496	NiSource, Inc.	12,226
549	Northeast Utilities	20,187
406	NRG Energy, Inc.*	6,902
413	NV Energy, Inc.	6,876
172	OGE Energy Corp.	9,281
171	ONEOK, Inc.	14,687
398	Pepco Holdings, Inc.	7,530
192	Pinnacle West Capital Corp.	9,283
313	Questar Corp.	6,182
204	SCANA Corp.	9,409
356	TECO Energy, Inc.	6,415
204	UGI Corp.	5,953
207	Westar Energy, Inc.	5,939
408	Wisconsin Energy Corp.	15,031
		289,101
	Total Common Stocks
	(Cost $4,976,592)	5,169,705
	Money Market Fund - 0.0%†
966	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $966)	966
	Total Investment Securities
	(Cost $4,977,558) — 100.0%	5,170,671
	Liabilities in excess of other assets — (0.0%)†	(1,948)
	Net Assets — 100.0%	$5,168,723

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$573,294
Aggregate gross unrealized depreciation	(395,067)
Net unrealized appreciation	$178,227
Federal income tax cost of investments	$4,992,444

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 13.4%
351	Aaron's, Inc.	$9,537
400	Aeropostale, Inc.*	8,872
257	Ann, Inc.*	7,116
135	Arbitron, Inc.	5,137
632	Ascena Retail Group, Inc.*	12,943
215	Bally Technologies, Inc.*	10,438
116	BJ's Restaurants, Inc.*	5,010
146	Bob Evans Farms, Inc.	5,583
89	Bridgepoint Education, Inc.*	1,919
399	Brinker International, Inc.	12,557
438	Brunswick Corp.	11,515
135	Buckle, Inc./The	6,234
91	Buffalo Wild Wings, Inc.*	7,630
243	Cabela's, Inc.*	9,188
303	Career Education Corp.*	2,160
250	Carter's, Inc.*	13,575
260	Cheesecake Factory, Inc./The*	8,190
832	Chico's FAS, Inc.	12,780
125	Children's Place Retail Stores, Inc./The*	5,748
161	Choice Hotels International, Inc.	6,057
65	Churchill Downs, Inc.	3,858
486	Cinemark Holdings, Inc.	11,159
152	Coinstar, Inc.*	9,544
305	Collective Brands, Inc.*	6,335
73	Columbia Sportswear Co.	3,438
310	Cooper Tire & Rubber Co.	4,634
114	Cracker Barrel Old Country Store, Inc.	6,557
443	Crocs, Inc.*	8,949
267	CTC Media, Inc.	2,892
724	Dana Holding Corp.	10,585
79	DineEquity, Inc.*	3,838
274	Domino's Pizza, Inc.	10,360
338	DreamWorks Animation SKG, Inc., Class A*	6,087
130	DSW, Inc., Class A	7,314
360	Express, Inc.*	8,503
124	Federal-Mogul Corp.*	1,603
251	Finish Line, Inc./The, Class A	5,587
208	Gaylord Entertainment Co.*	6,548
120	Genesco, Inc.*	9,000
113	Group 1 Automotive, Inc.	6,540
146	Helen of Troy Ltd.*	5,052
131	Hibbett Sports, Inc.*	7,823
311	Hillenbrand, Inc.	6,512
205	HSN, Inc.	7,934
362	Iconix Brand Group, Inc.*	5,553
136	International Speedway Corp., Class A	3,630
195	Interval Leisure Group, Inc.	3,370
133	iRobot Corp.*	3,140
132	ITT Educational Services, Inc.*	8,715
218	Jack in the Box, Inc.*	4,953
401	Jones Group, Inc./The	4,499
135	Jos. A. Bank Clothiers, Inc.*	6,419
177	K12, Inc.*	4,514
288	Lamar Advertising Co., Class A*	9,164
199	Life Time Fitness, Inc.*	9,265
798	Live Nation Entertainment, Inc.*	7,230
306	Madison Square Garden Co./The, Class A*	11,007
140	Matthews International Corp., Class A	4,200
181	MDC Holdings, Inc.	5,088
255	Men's Wearhouse, Inc./The	9,445
181	Meredith Corp.	5,218
151	Monro Muffler Brake, Inc.	6,230
638	New York Times Co./The, Class A*	4,026
466	Orient-Express Hotels Ltd., Class A*	4,982
94	Papa John's International, Inc.*	3,786

64	Peet's Coffee & Tea, Inc.*	4,916
218	Penske Automotive Group, Inc.	5,764
105	PF Chang's China Bistro, Inc.	4,167
542	Pier 1 Imports, Inc.	9,312
241	Pool Corp.	8,895
1,670	PulteGroup, Inc.*	16,433
494	RadioShack Corp.	2,559
392	Regal Entertainment Group, Class A	5,335
286	Regis Corp.	5,248
291	Rent-A-Center, Inc.	9,955
555	Saks, Inc.*	6,083
120	Scholastic Corp.	3,666
303	Scientific Games Corp., Class A*	3,078
275	Select Comfort Corp.*	7,942
1,129	Service Corp. International	13,074
149	Shutterfly, Inc.*	4,637
258	Sinclair Broadcast Group, Inc., Class A	2,652
271	Six Flags Entertainment Corp.	12,984
191	Skechers U.S.A., Inc., Class A*	3,566
193	Steven Madden Ltd.*	8,340
59	Strayer Education, Inc.	5,822
36	Teavana Holdings, Inc.*	752
299	Tenneco, Inc.*	9,218
315	Texas Roadhouse, Inc.	5,434
231	Thor Industries, Inc.	7,815
128	True Religion Apparel, Inc.*	3,476
179	Vail Resorts, Inc.	7,300
222	Valassis Communications, Inc.*	4,440
116	Vera Bradley, Inc.*	3,014
137	Vitamin Shoppe, Inc.*	6,449
200	Warnaco Group, Inc./The*	10,592
1,540	Wendy's Co./The	7,500
276	WMS Industries, Inc.*	6,765
239	Wolverine World Wide, Inc.	10,026
138	World Wrestling Entertainment, Inc., Class A	1,087
		675,571
	Consumer Staples - 3.3%
237	B&G Foods, Inc.	5,271
43	Boston Beer Co., Inc./The, Class A*	4,443
187	Casey's General Stores, Inc.	10,537
578	Darling International, Inc.*	9,468
909	Dean Foods Co.*	11,162
108	Diamond Foods, Inc.	2,257
179	Dole Food Co., Inc.*	1,518
135	Elizabeth Arden, Inc.*	5,262
189	Fresh Del Monte Produce, Inc.	4,379
152	Fresh Market, Inc./The*	7,778
181	Hain Celestial Group, Inc./The*	8,561
212	Harris Teeter Supermarkets, Inc.	8,050
69	J&J Snack Foods Corp.	3,868
98	Lancaster Colony Corp.	6,390
283	Pilgrim's Pride Corp.*	2,021
90	Pricesmart, Inc.	7,429
59	Revlon, Inc., Class A*	1,008
2,992	Rite Aid Corp.*	4,338
101	Sanderson Farms, Inc.	5,213
309	Snyders-Lance, Inc.	7,997
124	Spectrum Brands Holdings, Inc.*	4,279
1,050	SUPERVALU, Inc.	6,237
143	Tootsie Roll Industries, Inc.	3,405
177	TreeHouse Foods, Inc.*	10,179
240	United Natural Foods, Inc.*	11,830
116	Universal Corp.	5,316
260	Vector Group Ltd.	4,511

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
55	Weis Markets, Inc.	$2,453
		165,160
	Energy - 5.4%
102	Amyris, Inc.*	319
45	Apco Oil and Gas International, Inc.	1,888
144	Basic Energy Services, Inc.*	2,074
256	Berry Petroleum Co., Class A	11,661
213	Bill Barrett Corp.*	5,108
171	Bristow Group, Inc.	8,353
174	Carrizo Oil & Gas, Inc.*	4,879
746	Cheniere Energy, Inc.*	13,659
45	Clayton Williams Energy, Inc.*	3,309
251	Clean Energy Fuels Corp.*	4,829
304	Cloud Peak Energy, Inc.*	4,679
236	Comstock Resources, Inc.*	4,147
65	Contango Oil & Gas Co.*	3,527
429	CVR Energy, Inc.*	13,024
76	Delek US Holdings, Inc.	1,239
562	Forest Oil Corp.*	7,486
131	Gulfmark Offshore, Inc., Class A*	6,310
207	Gulfport Energy Corp.*	5,425
498	Helix Energy Solutions Group, Inc.*	10,164
155	Hornbeck Offshore Services, Inc.*	6,453
677	Hyperdynamics Corp.*	632
587	ION Geophysical Corp.*	3,657
745	Key Energy Services, Inc.*	9,432
1,222	Kodiak Oil & Gas Corp.*	10,815
151	Lufkin Industries, Inc.	11,603
532	McMoRan Exploration Co.*	4,682
447	Newpark Resources, Inc.*	2,843
313	Northern Oil and Gas, Inc.*	6,082
450	Patriot Coal Corp.*	2,623
596	Quicksilver Resources, Inc.*	2,801
252	Resolute Energy Corp.*	2,674
263	Rosetta Resources, Inc.*	13,221
107	SEACOR Holdings, Inc.*	9,943
212	Ship Finance International Ltd.	2,936
243	Stone Energy Corp.*	6,816
766	Superior Energy Services, Inc.*	20,621
210	Swift Energy Co.*	6,352
161	Targa Resources Corp.	7,742
199	Teekay Corp.	7,184
379	TETRA Technologies, Inc.*	3,301
238	Unit Corp.*	10,055
180	W&T Offshore, Inc.	3,559
272	Western Refining, Inc.	5,182
		273,289
	Financials - 22.9%
211	Acadia Realty Trust (REIT)	4,891
13	Alexander's, Inc. (REIT)	5,065
169	American Assets Trust, Inc. (REIT)	3,973
71	American National Insurance Co.	4,984
118	Amtrust Financial Services, Inc.	3,214
654	Anworth Mortgage Asset Corp. (REIT)	4,408
154	Argo Group International Holdings Ltd.	4,444
351	Aspen Insurance Holdings Ltd.	9,940
856	Associated Banc-Corp.	11,410
444	Astoria Financial Corp.	4,302
385	BancorpSouth, Inc.	5,186
230	Bank of Hawaii Corp.	11,245
137	Bank of the Ozarks, Inc.	4,233
197	BankUnited, Inc.	4,846
435	BGC Partners, Inc., Class A	3,032
760	BioMed Realty Trust, Inc. (REIT)	15,063
666	Brandywine Realty Trust (REIT)	7,899

1,361	CapitalSource, Inc.	8,778
831	Capitol Federal Financial, Inc.	9,814
418	Capstead Mortgage Corp. (REIT)	5,739
146	Cash America International, Inc.	6,825
389	Cathay General Bancorp	6,699
697	CBL & Associates Properties, Inc. (REIT)	12,985
446	CBOE Holdings, Inc.	11,792
242	City National Corp./CA	12,889
1,084	CNO Financial Group, Inc.*	7,881
103	Cohen & Steers, Inc.	3,630
432	Colonial Properties Trust (REIT)	9,664
414	CommonWealth REIT (REIT)	7,763
193	Community Bank System, Inc.	5,427
356	Corporate Office Properties Trust (REIT)	8,384
33	Credit Acceptance Corp.*	3,103
563	CubeSmart (REIT)	7,071
467	CVB Financial Corp.	5,403
533	CYS Investments, Inc. (REIT)	7,318
1,217	DCT Industrial Trust, Inc. (REIT)	7,217
244	Delphi Financial Group, Inc., Class A	11,082
215	DFC Global Corp.*	3,758
832	DiamondRock Hospitality Co. (REIT)	8,844
309	DuPont Fabros Technology, Inc. (REIT)	8,389
133	EastGroup Properties, Inc. (REIT)	6,690
201	Endurance Specialty Holdings Ltd.	8,076
50	Enstar Group Ltd.*	4,709
230	Entertainment Properties Trust (REIT)	11,038
307	Equity One, Inc. (REIT)	6,379
467	Extra Space Storage, Inc. (REIT)	14,173
217	Ezcorp, Inc., Class A*	5,813
68	FBL Financial Group, Inc., Class A	1,980
516	Federated Investors, Inc., Class B	11,393
203	Financial Engines, Inc.*	4,637
522	First American Financial Corp.	8,743
137	First Cash Financial Services, Inc.*	5,612
27	First Citizens BancShares Inc./NC, Class A	4,679
286	First Financial Bancorp	4,808
156	First Financial Bankshares, Inc.	5,279
1,293	First Horizon National Corp.	11,870
395	First Industrial Realty Trust, Inc. (REIT)*	4,874
541	FirstMerit Corp.	9,089
689	FNB Corp./PA	7,820
662	Forest City Enterprises, Inc., Class A*	10,559
363	Franklin Street Properties Corp. (REIT)	3,655
989	Fulton Financial Corp.	10,375
21	GAMCO Investors, Inc., Class A	946
358	Glacier Bancorp, Inc.	5,334
630	Glimcher Realty Trust (REIT)	6,231
184	Government Properties Income Trust (REIT)	4,272
100	Green Dot Corp., Class A*	2,639
144	Greenhill & Co., Inc.	5,594
150	Greenlight Capital Re Ltd., Class A*	3,735
386	Hancock Holding Co.	12,421
225	Hanover Insurance Group, Inc./The	9,081
60	Harleysville Group, Inc.	3,596
459	Hatteras Financial Corp. (REIT)	13,371
385	Healthcare Realty Trust, Inc. (REIT)	8,270
743	Hersha Hospitality Trust (REIT)	4,272
359	Highwoods Properties, Inc. (REIT)	12,468
239	Home Properties, Inc. (REIT)	14,591
145	Iberiabank Corp.	7,405
284	International Bancshares Corp.	5,603
571	Invesco Mortgage Capital, Inc. (REIT)	10,072
229	Investors Bancorp, Inc.*	3,536
922	Janus Capital Group, Inc.	6,989
219	Kemper Corp.	6,568

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
332	Kilroy Realty Corp. (REIT)	$15,753
490	Knight Capital Group, Inc., Class A*	6,439
421	LaSalle Hotel Properties (REIT)	12,382
673	Lexington Realty Trust (REIT)	5,990
150	LTC Properties, Inc. (REIT)	4,992
166	MarketAxess Holdings, Inc.	5,695
270	MB Financial, Inc.	5,581
758	MBIA, Inc.*	7,641
651	Medical Properties Trust, Inc. (REIT)	6,106
130	Mercury General Corp.	5,875
1,763	MFA Financial, Inc. (REIT)	13,011
184	Mid-America Apartment Communities, Inc. (REIT)	12,525
305	Montpelier Re Holdings Ltd.	6,259
116	National Health Investors, Inc. (REIT)	5,739
631	National Penn Bancshares, Inc.	5,818
475	National Retail Properties, Inc. (REIT)	13,006
133	Nelnet, Inc., Class A	3,434
482	Northwest Bancshares, Inc.	5,938
532	Ocwen Financial Corp.*	7,932
468	Old National Bancorp/IN	6,000
1,206	Old Republic International Corp.	12,000
511	Omega Healthcare Investors, Inc. (REIT)	10,941
115	OneBeacon Insurance Group Ltd., Class A	1,636
27	Pacific Capital Bancorp*	1,230
66	Park National Corp.	4,438
252	Pebblebrook Hotel Trust (REIT)	6,068
279	PHH Corp.*	4,325
185	Platinum Underwriters Holdings Ltd.	6,775
5,062	Popular, Inc.*	9,010
264	Post Properties, Inc. (REIT)	12,857
198	Potlatch Corp. (REIT)	6,197
212	Primerica, Inc.	5,561
322	PrivateBancorp, Inc.	5,065
145	ProAssurance Corp.	12,773
232	Prosperity Bancshares, Inc.	10,823
410	Protective Life Corp.	11,997
280	Provident Financial Services, Inc.	4,116
93	PS Business Parks, Inc. (REIT)	6,347
349	Redwood Trust, Inc. (REIT)	4,076
87	RLI Corp.	5,993
316	RLJ Lodging Trust (REIT)	5,934
267	Selective Insurance Group, Inc.	4,670
229	Signature Bank/NY*	15,043
136	Sovran Self Storage, Inc. (REIT)	7,167
454	St Joe Co./The*	8,095
221	StanCorp Financial Group, Inc.	8,482
563	Starwood Property Trust, Inc. (REIT)	11,750
138	Sterling Financial Corp.*	2,680
267	Stifel Financial Corp.*	9,724
734	Strategic Hotels & Resorts, Inc. (REIT)*	4,999
118	Sun Communities, Inc. (REIT)	5,163
583	Sunstone Hotel Investors, Inc. (REIT)*	5,947
915	Susquehanna Bancshares, Inc.	9,489
214	SVB Financial Group*	13,715
385	Symetra Financial Corp.	4,682
3,616	Synovus Financial Corp.	7,594
425	Tanger Factory Outlet Centers (REIT)	13,311
747	TCF Financial Corp.	8,568
184	Texas Capital Bancshares, Inc.*	6,939
178	Tower Group, Inc.	3,841
282	Trustmark Corp.	7,177
1,060	Two Harbors Investment Corp. (REIT)	11,088
172	UMB Financial Corp.	8,265
554	Umpqua Holdings Corp.	7,335
249	United Bankshares, Inc.	6,581

925	Valley National Bancorp	11,655
532	Washington Federal, Inc.	9,331
326	Washington Real Estate Investment Trust (REIT)	9,633
367	Webster Financial Corp.	8,342
141	Westamerica Bancorp.	6,468
176	Wintrust Financial Corp.	6,359
73	World Acceptance Corp.*	4,855
		1,151,061
	Health Care - 12.2%
228	Accretive Health, Inc.*	2,294
195	Acorda Therapeutics, Inc.*	4,922
57	Air Methods Corp.*	4,794
322	Akorn, Inc.*	3,906
426	Alere, Inc.*	10,177
303	Align Technology, Inc.*	9,608
481	Alkermes plc*	8,321
656	Amylin Pharmaceuticals, Inc.*	16,997
762	Ariad Pharmaceuticals, Inc.*	12,421
136	ArthroCare Corp.*	3,395
173	athenahealth, Inc.*	12,534
237	Auxilium Pharmaceuticals, Inc.*	4,247
501	Brookdale Senior Living, Inc.*	9,524
247	Centene Corp.*	9,779
317	Cepheid, Inc.*	12,176
245	Charles River Laboratories International, Inc.*	8,705
98	Chemed Corp.	5,913
453	Community Health Systems, Inc.*	11,026
303	Cubist Pharmaceuticals, Inc.*	12,811
139	Cyberonics, Inc.*	5,324
736	Dendreon Corp.*	8,574
147	Emeritus Corp.*	2,528
725	Exelixis, Inc.*	3,480
124	Haemonetics Corp.*	8,875
460	Halozyme Therapeutics, Inc.*	3,721
1,258	Health Management Associates, Inc., Class A*	9,058
472	HealthSouth Corp.*	10,568
310	Hill-Rom Holdings, Inc.	10,060
420	HMS Holdings Corp.*	10,105
1,142	Human Genome Sciences, Inc.*	16,799
378	Immunogen, Inc.*	4,820
326	Impax Laboratories, Inc.*	8,029
488	Incyte Corp. Ltd.*	11,068
204	Insulet Corp.*	3,643
101	Integra LifeSciences Holdings Corp.*	3,760
323	InterMune, Inc.*	3,372
153	Invacare Corp.	2,425
371	Ironwood Pharmaceuticals, Inc.*	4,901
467	Isis Pharmaceuticals, Inc.*	3,736
167	Jazz Pharmaceuticals plc*	8,522
238	LifePoint Hospitals, Inc.*	9,287
438	Lincare Holdings, Inc.	10,687
207	Luminex Corp.*	5,183
141	Magellan Health Services, Inc.*	6,243
181	MAKO Surgical Corp.*	7,477
270	Masimo Corp.*	5,975
267	Medicines Co./The*	5,898
314	Medicis Pharmaceutical Corp., Class A	12,080
203	Meridian Bioscience, Inc.	4,172
150	Molina Healthcare, Inc.*	3,848
224	Momenta Pharmaceuticals, Inc.*	3,557
63	MWI Veterinary Supply, Inc.*	5,947
425	Myriad Genetics, Inc.*	11,054
115	Neogen Corp.*	4,484
242	NxStage Medical, Inc.*	4,114
768	Opko Health, Inc.*	3,648

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
316	Owens & Minor, Inc.	$9,240
179	Par Pharmaceutical Cos., Inc.*	7,579
295	PAREXEL International Corp.*	7,947
691	PDL BioPharma, Inc.	4,346
260	Pharmacyclics, Inc.*	7,166
254	PSS World Medical, Inc.*	6,078
185	Quality Systems, Inc.	6,919
289	Questcor Pharmaceuticals, Inc.*	12,976
263	Salix Pharmaceuticals Ltd.*	12,992
227	Select Medical Holdings Corp.*	1,945
262	STERIS Corp.	8,229
143	Team Health Holdings, Inc.*	3,080
183	Techne Corp.	12,250
201	Teleflex, Inc.	12,597
2,150	Tenet Healthcare Corp.*	11,159
386	Theravance, Inc.*	8,353
296	Thoratec Corp.*	10,304
185	Universal American Corp.	1,698
426	VCA Antech, Inc.*	10,079
349	ViroPharma, Inc.*	7,591
485	Vivus, Inc.*	11,747
260	Volcano Corp.*	7,059
212	WellCare Health Plans, Inc.*	12,970
167	West Pharmaceutical Services, Inc.	7,498
		612,374
	Industrials - 16.5%
200	AAR Corp.	3,090
220	ABM Industries, Inc.	5,122
212	Acacia Research Corp.*	8,692
340	Actuant Corp., Class A	9,272
209	Acuity Brands, Inc.	11,614
80	Advisory Board Co./The*	7,293
236	Aircastle Ltd.	2,867
357	Alaska Air Group, Inc.*	12,067
205	Alexander & Baldwin, Inc.	10,488
74	Allegiant Travel Co.*	4,348
164	Alliant Techsystems, Inc.	8,741
29	Amerco, Inc.	2,913
196	AO Smith Corp.	9,330
189	Applied Industrial Technologies, Inc.	7,428
107	Armstrong World Industries, Inc.	4,712
130	Atlas Air Worldwide Holdings, Inc.*	5,987
519	Avis Budget Group, Inc.*	6,830
240	Barnes Group, Inc.	6,336
228	Beacon Roofing Supply, Inc.*	6,085
235	Belden, Inc.	8,173
244	Brady Corp., Class A	7,571
248	Briggs & Stratton Corp.	4,489
232	Brink's Co./The	5,893
114	Ceradyne, Inc.	2,886
145	Chart Industries, Inc.*	11,082
250	CLARCOR, Inc.	12,005
225	Colfax Corp.*	7,625
273	Con-way, Inc.	8,873
165	Corporate Executive Board Co./The	6,826
493	Corrections Corp. of America*	14,243
574	Covanta Holding Corp.	9,213
79	Cubic Corp.	3,652
231	Curtiss-Wright Corp.	8,152
254	Deluxe Corp.	6,048
175	DigitalGlobe, Inc.*	2,147
144	Dollar Thrifty Automotive Group, Inc.*	11,644
328	EMCOR Group, Inc.	9,617
236	EnerSys*	8,248
131	ESCO Technologies, Inc.	4,506

150	Esterline Technologies Corp.*	10,274
141	Forward Air Corp.	4,763
96	Franklin Electric Co., Inc.	4,814
206	FTI Consulting, Inc.*	7,486
231	GATX Corp.	9,903
137	Generac Holdings, Inc.*	3,299
257	General Cable Corp.*	7,566
198	Genesee & Wyoming, Inc., Class A*	10,674
310	Geo Group, Inc./The*	6,420
647	GrafTech International Ltd.*	7,596
170	Granite Construction, Inc.	4,733
398	Harsco Corp.	8,875
310	Healthcare Services Group, Inc.	6,578
263	Heartland Express, Inc.	3,637
79	HEICO Corp.	3,175
143	HEICO Corp., Class A	4,593
288	Herman Miller, Inc.	5,625
487	Hexcel Corp.*	13,334
184	HNI Corp.	4,438
184	Hub Group, Inc., Class A*	6,440
112	Huron Consulting Group, Inc.*	3,947
261	II-VI, Inc.*	5,327
289	Interface, Inc., Class A	4,092
1,232	JetBlue Airways Corp.*	5,852
131	Kaman Corp.	4,504
155	KAR Auction Services, Inc.*	2,852
160	Kaydon Corp.	3,925
281	Knight Transportation, Inc.	4,614
235	Korn/Ferry International*	3,795
232	Landstar System, Inc.	12,428
241	Lennox International, Inc.	10,459
651	Manitowoc Co., Inc./The	9,016
315	MasTec, Inc.*	5,478
465	Meritor, Inc.*	3,027
93	Middleby Corp.*	9,437
159	Mine Safety Appliances Co.	6,751
189	Mobile Mini, Inc.*	3,565
207	Moog, Inc., Class A*	8,750
187	Mueller Industries, Inc.	8,548
270	Old Dominion Freight Line, Inc.*	12,007
288	Orbital Sciences Corp.*	3,617
448	Oshkosh Corp.*	10,228
200	Polypore International, Inc.*	7,470
84	Portfolio Recovery Associates, Inc.*	5,781
110	Quad/Graphics, Inc.	1,478
90	Raven Industries, Inc.	5,419
108	RBC Bearings, Inc.*	5,063
206	Regal-Beloit Corp.	13,934
189	Robbins & Myers, Inc.	9,206
54	Sauer-Danfoss, Inc.	2,339
323	Shaw Group, Inc./The*	9,777
198	Simpson Manufacturing Co., Inc.	6,144
250	SkyWest, Inc.	2,248
135	Spirit Airlines, Inc.*	3,243
428	Steelcase, Inc., Class A	3,698
393	Swift Transportation Co.*	4,123
196	Sykes Enterprises, Inc.*	3,107
130	TAL International Group, Inc.	5,370
181	Teledyne Technologies, Inc.*	11,696
542	Terex Corp.*	12,271
308	Tetra Tech, Inc.*	8,224
91	Textainer Group Holdings Ltd.	3,191
208	Titan International, Inc.	6,009
147	Toro Co./The	10,505
394	Trinity Industries, Inc.	11,662
74	UniFirst Corp.	4,496

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
397	United Rentals, Inc.*	$18,532
211	United Stationers, Inc.	5,984
798	US Airways Group, Inc.*	8,188
328	USG Corp.*	5,920
505	UTi Worldwide, Inc.	8,418
112	Valmont Industries, Inc.	13,880
125	Watsco, Inc.	8,994
150	Watts Water Technologies, Inc., Class A	5,523
256	Werner Enterprises, Inc.	6,047
213	WESCO International, Inc.*	14,141
288	Woodward, Inc.	11,978
129	Zipcar, Inc.*	1,554
		828,163
	Information Technology - 17.2%
210	3D Systems Corp.*	6,193
195	ACI Worldwide, Inc.*	7,773
388	Acxiom Corp.*	5,327
320	ADTRAN, Inc.	9,766
158	Advent Software, Inc.*	4,264
88	Aeroflex Holding Corp.*	986
492	Amkor Technology, Inc.*	2,544
144	Ancestry.com, Inc.*	3,845
142	Anixter International, Inc.*	9,738
482	AOL, Inc.*	12,069
590	Arris Group, Inc.*	7,629
466	Aspen Technology, Inc.*	9,217
253	AVX Corp.	3,213
218	Bankrate, Inc.*	5,106
288	Benchmark Electronics, Inc.*	4,573
221	Blackbaud, Inc.	6,847
75	Booz Allen Hamilton Holding Corp.	1,283
178	Bottomline Technologies, Inc.*	4,188
111	BroadSoft, Inc.*	4,752
2,140	Brocade Communications Systems, Inc.*	11,856
114	Cabot Microelectronics Corp.	3,919
131	CACI International, Inc., Class A*	8,008
216	Cardtronics, Inc.*	5,694
240	Cavium, Inc.*	7,022
474	Ciena Corp.*	7,025
323	Cirrus Logic, Inc.*	8,844
190	Cognex Corp.	7,648
117	Coherent, Inc.*	6,154
202	CommVault Systems, Inc.*	10,518
1,083	Compuware Corp.*	9,444
101	Comtech Telecommunications Corp.	3,123
1,013	Comverse Technology, Inc.*	6,534
520	Convergys Corp.*	6,952
527	CoreLogic, Inc.*	8,801
125	CoStar Group, Inc.*	9,111
141	Cymer, Inc.*	7,309
205	DealerTrack Holdings, Inc.*	6,115
310	Diebold, Inc.	12,230
185	Digital River, Inc.*	3,480
173	Diodes, Inc.*	3,856
174	DST Systems, Inc.	9,741
533	EarthLink, Inc.	4,328
192	EchoStar Corp., Class A*	5,578
664	Entegris, Inc.*	5,876
241	Euronet Worldwide, Inc.*	5,213
178	Fair Isaac Corp.	7,636
632	Fairchild Semiconductor International, Inc.*	8,955
186	FEI Co.*	9,332
444	Finisar Corp.*	7,335
159	FleetCor Technologies, Inc.*	6,288
71	Forrester Research, Inc.	2,517

256	Fusion-io, Inc.*	6,566
627	GT Advanced Technologies, Inc.*	4,082
181	Heartland Payment Systems, Inc.	5,515
169	Higher One Holdings, Inc.*	2,665
140	Hittite Microwave Corp.*	7,496
157	iGATE Corp.*	3,055
701	Integrated Device Technology, Inc.*	4,746
225	InterDigital, Inc.	6,237
344	International Rectifier Corp.*	7,510
621	Intersil Corp., Class A	6,378
201	Itron, Inc.*	8,201
247	Ixia*	3,112
235	j2 Global, Inc.	6,070
210	JDA Software Group, Inc.*	6,065
418	Lender Processing Services, Inc.	11,098
372	Lexmark International, Inc., Class A	11,197
112	Liquidity Services, Inc.*	5,973
114	Littelfuse, Inc.	7,144
110	LogMeIn, Inc.*	3,961
61	Loral Space & Communications, Inc.	3,785
102	Manhattan Associates, Inc.*	5,115
116	Mantech International Corp., Class A	3,645
167	MAXIMUS, Inc.	7,390
1,140	MEMC Electronic Materials, Inc.*	4,093
468	Mentor Graphics Corp.*	6,763
428	Microsemi Corp.*	9,211
41	MicroStrategy, Inc., Class A*	5,731
260	MKS Instruments, Inc.	7,189
52	MoneyGram International, Inc.*	876
610	Monster Worldwide, Inc.*	5,264
186	NETGEAR, Inc.*	7,161
171	Netscout Systems, Inc.*	3,538
146	NetSuite, Inc.*	6,479
324	NeuStar, Inc., Class A*	11,777
317	NIC, Inc.	3,547
289	OmniVision Technologies, Inc.*	5,323
117	OpenTable, Inc.*	5,233
72	Opnet Technologies, Inc.	1,668
97	OSI Systems, Inc.*	6,485
80	Pegasystems, Inc.	2,975
213	Plantronics, Inc.	8,162
171	Plexus Corp.*	5,535
1,155	PMC - Sierra, Inc.*	8,166
139	Power Integrations, Inc.	5,265
307	Progress Software Corp.*	7,104
374	QLIK Technologies, Inc.*	10,775
489	QLogic Corp.*	8,435
286	Quest Software, Inc.*	6,655
496	Rambus, Inc.*	2,525
158	RealPage, Inc.*	2,868
1,366	RF Micro Devices, Inc.*	5,915
140	Rofin-Sinar Technologies, Inc.*	3,528
396	Sanmina-SCI Corp.*	3,524
539	Sapient Corp.	6,452
134	ScanSource, Inc.*	4,417
324	Semtech Corp.*	8,832
197	ServiceSource International, Inc.*	3,266
207	Silicon Laboratories, Inc.*	7,346
284	SolarWinds, Inc.*	13,322
1,029	Sonus Networks, Inc.*	2,912
169	SS&C Technologies Holdings, Inc.*	4,017
222	SunPower Corp.*	1,245
163	Synaptics, Inc.*	5,006
149	Synchronoss Technologies, Inc.*	4,664
121	SYNNEX Corp.*	4,609
76	Syntel, Inc.	4,552

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
444	Take-Two Interactive Software, Inc.*	$6,260
204	Tech Data Corp.*	10,973
141	TeleTech Holdings, Inc.*	2,136
1,645	Tellabs, Inc.	6,202
256	Tessera Technologies, Inc.*	4,004
598	TiVo, Inc.*	6,452
816	TriQuint Semiconductor, Inc.*	3,982
263	TTM Technologies, Inc.*	2,717
147	Tyler Technologies, Inc.*	5,873
36	Ubiquiti Networks, Inc.*	1,189
128	Ultimate Software Group, Inc.*	9,876
194	Unisys Corp.*	3,620
199	Universal Display Corp.*	8,949
409	ValueClick, Inc.*	8,663
192	Veeco Instruments, Inc.*	5,797
110	Verint Systems, Inc.*	3,326
209	ViaSat, Inc.*	10,095
207	VirnetX Holding Corp.*	5,142
712	Vishay Intertechnology, Inc.*	7,989
190	VistaPrint N.V.*	7,085
223	WebMD Health Corp.*	5,073
192	Websense, Inc.*	3,982
191	Wright Express Corp.*	12,190
257	Zebra Technologies Corp., Class A*	9,969
8	Zillow, Inc.*	279
		866,994
	Materials - 4.8%
366	AbitibiBowater, Inc.*	4,850
541	AK Steel Holding Corp.	4,014
132	AMCOL International Corp.	4,351
143	Balchem Corp.	4,133
195	Buckeye Technologies, Inc.	6,320
291	Cabot Corp.	12,551
276	Calgon Carbon Corp.*	3,820
227	Carpenter Technology Corp.	12,635
310	Century Aluminum Co.*	2,852
477	Chemtura Corp.*	8,119
114	Clearwater Paper Corp.*	3,759
444	Coeur d'Alene Mines Corp.*	9,568
572	Commercial Metals Co.	8,454
246	Cytec Industries, Inc.	15,638
62	Deltic Timber Corp.	3,787
222	Eagle Materials, Inc.	7,819
260	Globe Specialty Metals, Inc.	3,468
636	Graphic Packaging Holding Co.*	3,403
122	Greif, Inc., Class A	6,544
245	H.B. Fuller Co.	8,061
1,380	Hecla Mining Co.	5,906
108	Innophos Holdings, Inc.	5,310
259	Intrepid Potash, Inc.*	6,436
83	Kaiser Aluminum Corp.	4,363
675	Louisiana-Pacific Corp.*	6,109
87	Minerals Technologies, Inc.	5,838
353	Olin Corp.	7,399
160	OM Group, Inc.*	3,859
448	PolyOne Corp.	6,209
149	RTI International Metals, Inc.*	3,658
120	Schnitzer Steel Industries, Inc., Class A	4,784
80	Schweitzer-Mauduit International, Inc.	5,426
248	Sensient Technologies Corp.	9,213
601	Solutia, Inc.	17,032
570	Stillwater Mining Co.*	6,116
117	Texas Industries, Inc.	3,932
266	Worthington Industries, Inc.	4,745
		240,481

	Telecommunication Services - 0.5%
115	AboveNet, Inc.*	9,564
1,791	Clearwire Corp., Class A*	2,624
72	NTELOS Holdings Corp.	1,456
502	Telephone & Data Systems, Inc.	12,194
710	Vonage Holdings Corp.*	1,448
		27,286
	Utilities - 3.8%
161	ALLETE, Inc.	6,635
287	Avista Corp.	7,588
195	Black Hills Corp.	6,437
84	CH Energy Group, Inc.	5,512
302	Cleco Corp.	12,322
199	El Paso Electric Co.	6,097
208	Empire District Electric Co./The	4,268
3,821	GenOn Energy, Inc.*	8,139
475	Hawaiian Electric Industries, Inc.	12,606
246	IDACORP, Inc.	10,022
104	Laclede Group, Inc./The	4,096
114	MGE Energy, Inc.	5,214
206	New Jersey Resources Corp.	8,907
132	Northwest Natural Gas Co.	6,032
178	NorthWestern Corp.	6,323
89	Ormat Technologies, Inc.	1,760
355	Piedmont Natural Gas Co., Inc.	10,820
389	PNM Resources, Inc.	7,298
372	Portland General Electric Co.	9,609
148	South Jersey Industries, Inc.	7,289
227	Southwest Gas Corp.	9,539
250	UIL Holdings Corp.	8,592
182	UniSource Energy Corp.	6,625
401	Vectren Corp.	11,809
254	WGL Holdings, Inc.	10,188
		193,727
	Total Common Stocks
	(Cost $4,896,176)	5,034,106
	Money Market Fund - 0.0%†
84	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $84)	84
	Total Investment Securities
	(Cost $4,896,260) — 100.0%	5,034,190
	Liabilities in excess of other assets — (0.0%)†	(30)
	Net Assets — 100.0%	$5,034,160

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$553,922
Aggregate gross unrealized depreciation	(429,315)
Net unrealized appreciation	$124,607
Federal income tax cost of investments	$4,909,583

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Consumer Cyclical Index ETF

Schedule of Portfolio Investments

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.1%
	Advertising - 1.4%
50	Arbitron, Inc.	$1,903
76	Clear Channel Outdoor Holdings, Inc., Class A*	575
848	Interpublic Group of Cos., Inc./The	10,015
107	Lamar Advertising Co., Class A*	3,405
508	Omnicom Group, Inc.	26,065
		41,963
	Apparel Retail - 6.7%
158	Abercrombie & Fitch Co., Class A	7,927
149	Aeropostale, Inc.*	3,305
360	American Eagle Outfitters, Inc.	6,484
95	Ann, Inc.*	2,631
235	Ascena Retail Group, Inc.*	4,813
50	Buckle, Inc./The	2,309
309	Chico's FAS, Inc.	4,746
46	Children's Place Retail Stores, Inc./The*	2,115
113	Collective Brands, Inc.*	2,347
48	DSW, Inc., Class A	2,700
134	Express, Inc.*	3,165
93	Finish Line, Inc./The, Class A	2,070
285	Foot Locker, Inc.	8,718
629	Gap, Inc./The	17,926
45	Genesco, Inc.*	3,375
118	Guess?, Inc.	3,455
50	Jos. A. Bank Clothiers, Inc.*	2,378
469	Ltd. Brands, Inc.	23,309
95	Men's Wearhouse, Inc./The	3,519
425	Ross Stores, Inc.	26,176
1,388	TJX Cos., Inc.	57,893
210	Urban Outfitters, Inc.*	6,082
		197,443
	Apparel, Accessories & Luxury Goods - 4.6%
93	Carter's, Inc.*	5,050
532	Coach, Inc.	38,921
27	Columbia Sportswear Co.	1,272
97	Fossil, Inc.*	12,675
177	Hanesbrands, Inc.*	4,995
135	Iconix Brand Group, Inc.*	2,071
150	Jones Group, Inc./The	1,683
113	PVH Corp.	10,034
113	Ralph Lauren Corp.	19,466
47	True Religion Apparel, Inc.*	1,277
73	Under Armour, Inc., Class A*	7,149
43	Vera Bradley, Inc.*	1,117
159	VF Corp.	24,176
74	Warnaco Group, Inc./The*	3,919
		133,805
	Auto Parts & Equipment - 3.1%
202	BorgWarner, Inc.*	15,966
270	Dana Holding Corp.	3,947
46	Federal-Mogul Corp.*	595
263	Gentex Corp.	5,778
1,251	Johnson Controls, Inc.	39,995
188	Lear Corp.	7,802
111	Tenneco, Inc.*	3,422
191	TRW Automotive Holdings Corp.*	8,731
95	Visteon Corp.*	4,766
		91,002
	Automobile Manufacturers - 3.7%
6,859	Ford Motor Co.	77,370
1,063	General Motors Co.*	24,449
100	Tesla Motors, Inc.*	3,313
86	Thor Industries, Inc.	2,909
		108,041

	Automotive Retail - 2.7%
133	Advance Auto Parts, Inc.	12,209
61	AutoNation, Inc.*	2,109
54	AutoZone, Inc.*	21,393
416	CarMax, Inc.*	12,842
42	Group 1 Automotive, Inc.	2,431
56	Monro Muffler Brake, Inc.	2,310
236	O'Reilly Automotive, Inc.*	24,889
81	Penske Automotive Group, Inc.	2,142
		80,325
	Broadcasting - 3.1%
1,115	CBS Corp., Class B	37,185
99	CTC Media, Inc.	1,072
259	Discovery Communications, Inc., Class A*	14,095
215	Discovery Communications, Inc., Class C*	10,683
216	Liberty Media Corp. - Liberty Capital, Class A*	18,887
116	Pandora Media, Inc.*	998
159	Scripps Networks Interactive, Inc., Class A	7,985
96	Sinclair Broadcast Group, Inc., Class A	987
		91,892
	Cable & Satellite - 0.5%
6,897	Sirius XM Radio, Inc.*	15,587

	Casinos & Gaming - 2.7%
24	Churchill Downs, Inc.	1,425
724	Las Vegas Sands Corp.	40,175
594	MGM Resorts International*	7,971
125	Penn National Gaming, Inc.*	5,622
114	Scientific Games Corp., Class A*	1,158
103	WMS Industries, Inc.*	2,525
148	Wynn Resorts Ltd.	19,743
		78,619
	Catalog Retail - 0.8%
76	HSN, Inc.	2,941
1,054	Liberty Interactive Corp., Class A*	19,858
		22,799
	Computer & Electronics Retail - 0.6%
525	Best Buy Co., Inc.	11,587
251	GameStop Corp., Class A	5,713
184	RadioShack Corp.	953
		18,253
	Construction & Farm Machinery & Heavy Trucks - 0.4%
173	Meritor, Inc.*	1,126
77	Titan International, Inc.	2,224
121	WABCO Holdings, Inc.*	7,627
		10,977
	Consumer Finance - 0.1%
81	Ezcorp, Inc., Class A*	2,170

	Department Stores - 3.1%
65	Dillard's, Inc., Class A	4,196
275	J.C. Penney Co., Inc.	9,917
440	Kohl's Corp.	22,057
773	Macy's, Inc.	31,709
299	Nordstrom, Inc.	16,702
207	Saks, Inc.*	2,269
85	Sears Holdings Corp.*	4,571
		91,421

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Consumer Cyclical Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Distributors - 0.1%
89	Pool Corp.	$3,285

	Diversified Support Services - 0.6%
206	Cintas Corp.	8,069
214	Copart, Inc.*	5,652
58	KAR Auction Services, Inc.*	1,067
27	UniFirst Corp.	1,640
		16,428
	Electronic Components - 0.1%
95	Dolby Laboratories, Inc., Class A*	3,727

	Footwear - 3.2%
165	Crocs, Inc.*	3,333
71	Deckers Outdoor Corp.*	3,622
694	NIKE, Inc., Class B	77,638
71	Skechers U.S.A., Inc., Class A*	1,326
72	Steven Madden Ltd.*	3,111
89	Wolverine World Wide, Inc.	3,733
		92,763
	Home Furnishings - 0.7%
256	Leggett & Platt, Inc.	5,573
102	Mohawk Industries, Inc.*	6,836
117	Tempur-Pedic International, Inc.*	6,884
		19,293
	Home Improvement Retail - 7.5%
2,837	Home Depot, Inc./The	146,928
2,320	Lowe's Cos., Inc.	73,011
		219,939
	Homebuilding - 1.3%
511	D.R. Horton, Inc.	8,355
290	Lennar Corp., Class A	8,045
67	MDC Holdings, Inc.	1,883
9	NVR, Inc.*	7,055
621	PulteGroup, Inc.*	6,111
273	Toll Brothers, Inc.*	6,934
		38,383
	Homefurnishing Retail - 1.5%
444	Bed Bath & Beyond, Inc.*	31,253
202	Pier 1 Imports, Inc.	3,470
102	Select Comfort Corp.*	2,946
174	Williams-Sonoma, Inc.	6,732
		44,401
	Hotels, Resorts & Cruise Lines - 3.4%
738	Carnival Corp.	23,978
60	Choice Hotels International, Inc.	2,257
77	Gaylord Entertainment Co.*	2,424
73	Hyatt Hotels Corp., Class A*	3,141
72	Interval Leisure Group, Inc.	1,244
538	Marriott International, Inc., Class A	21,031
174	Orient-Express Hotels Ltd., Class A*	1,860
252	Royal Caribbean Cruises Ltd.	6,897
359	Starwood Hotels & Resorts Worldwide, Inc.	21,253
283	Wyndham Worldwide Corp.	14,246
		98,331
	Housewares & Specialties - 0.2%
147	Jarden Corp.	6,164

	Industrial Conglomerates - 0.2%
112	Carlisle Cos., Inc.	6,167

	Internet Retail - 8.1%
649	Amazon.com, Inc.*	150,503
179	Expedia, Inc.	7,631

102	Netflix, Inc.*	8,174
92	priceline.com, Inc.*	69,995
55	Shutterfly, Inc.*	1,712
		238,015
	Internet Software & Services - 2.9%
2,038	eBay, Inc.*	83,660
71	VistaPrint N.V.*	2,648
		86,308
	Leisure Facilities - 0.4%
50	International Speedway Corp., Class A	1,335
74	Life Time Fitness, Inc.*	3,445
101	Six Flags Entertainment Corp.	4,839
67	Vail Resorts, Inc.	2,732
		12,351
	Leisure Products - 1.5%
163	Brunswick Corp.	4,285
213	Hasbro, Inc.	7,826
623	Mattel, Inc.	20,933
119	Polaris Industries, Inc.	9,453
		42,497
	Metal & Glass Containers - 1.4%
113	Aptargroup, Inc.	6,159
301	Ball Corp.	12,570
278	Crown Holdings, Inc.*	10,280
45	Greif, Inc., Class A	2,414
304	Owens-Illinois, Inc.*	7,068
86	Silgan Holdings, Inc.	3,773
		42,264
	Motorcycle Manufacturers - 0.8%
428	Harley-Davidson, Inc.	22,397

	Movies & Entertainment - 11.6%
181	Cinemark Holdings, Inc.	4,156
126	DreamWorks Animation SKG, Inc., Class A*	2,269
296	Live Nation Entertainment, Inc.*	2,682
114	Madison Square Garden Co./The, Class A*	4,101
3,340	News Corp., Class A	65,464
800	News Corp., Class B	15,872
146	Regal Entertainment Group, Class A	1,987
1,842	Time Warner, Inc.	69,001
19	Viacom, Inc., Class A	962
900	Viacom, Inc., Class B	41,751
3,064	Walt Disney Co./The	132,089
52	World Wrestling Entertainment, Inc., Class A	410
		340,744
	Office Services & Supplies - 0.1%
108	Interface, Inc., Class A	1,529

	Paper Packaging - 1.0%
190	Bemis Co., Inc.	6,154
238	Graphic Packaging Holding Co.*	1,273
183	Packaging Corp. of America	5,342
131	Rock-Tenn Co., Class A	8,165
353	Sealed Air Corp.	6,771
		27,705
	Paper Products - 0.3%
314	MeadWestvaco Corp.	9,992

	Publishing - 1.5%
442	Gannett Co., Inc.	6,108
94	John Wiley & Sons, Inc., Class A	4,248
540	McGraw-Hill Cos., Inc./The	26,552

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Consumer Cyclical Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
67	Meredith Corp.	$1,932
237	New York Times Co./The, Class A*	1,495
45	Scholastic Corp.	1,375
82	Valassis Communications, Inc.*	1,640
		43,350
	Restaurants - 13.8%
43	BJ's Restaurants, Inc.*	1,857
54	Bob Evans Farms, Inc.	2,065
148	Brinker International, Inc.	4,658
34	Buffalo Wild Wings, Inc.*	2,851
97	Cheesecake Factory, Inc./The*	3,055
57	Chipotle Mexican Grill, Inc.*	23,606
42	Cracker Barrel Old Country Store, Inc.	2,416
236	Darden Restaurants, Inc.	11,819
29	DineEquity, Inc.*	1,409
102	Domino's Pizza, Inc.	3,857
144	Dunkin' Brands Group, Inc.	4,661
81	Jack in the Box, Inc.*	1,840
1,899	McDonald's Corp.	185,057
52	Panera Bread Co., Class A*	8,212
35	Papa John's International, Inc.*	1,410
39	PF Chang's China Bistro, Inc.	1,548
1,368	Starbucks Corp.	78,496
117	Texas Roadhouse, Inc.	2,018
572	Wendy's Co./The	2,786
860	Yum! Brands, Inc.	62,548
		406,169
	Specialized Consumer Services - 1.0%
57	Coinstar, Inc.*	3,579
539	H&R Block, Inc.	7,923
115	Hillenbrand, Inc.	2,408
52	Matthews International Corp., Class A	1,560
106	Regis Corp.	1,945
420	Service Corp. International	4,864
124	Sotheby's	4,876
39	Weight Watchers International, Inc.	2,962
		30,117
	Specialty Stores - 3.2%
90	Cabela's, Inc.*	3,403
176	Dick's Sporting Goods, Inc.	8,906
49	Hibbett Sports, Inc.*	2,926
205	PetSmart, Inc.	11,943
259	Sally Beauty Holdings, Inc.*	6,889
1,287	Staples, Inc.	19,820
235	Tiffany & Co.	16,088
131	Tractor Supply Co.	12,892
91	Ulta Salon Cosmetics & Fragrance, Inc.	8,024
51	Vitamin Shoppe, Inc.*	2,401
		93,292
	Tires & Rubber - 0.2%
115	Cooper Tire & Rubber Co.	1,719
449	Goodyear Tire & Rubber Co./The*	4,930
		6,649
	Trucking - 0.0%†
48	Zipcar, Inc.*	578

	Total Common Stocks
	(Cost $2,506,176)	2,937,135

	Money Market Fund - 0.0%†
861	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $861)	861
	Total Investment Securities
	(Cost $2,507,037) — 100.1%	2,937,996
	Liabilities in excess of other assets — (0.1%)	(1,913)
	Net Assets — 100.0%	$2,936,083

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$552,914
Aggregate gross unrealized depreciation	(122,680)
Net unrealized appreciation	$430,234
Federal income tax cost of investments	$2,507,762

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Financial Services Index ETF

Schedule of Portfolio Investments

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 8.7%
133	Affiliated Managers Group, Inc.*	$15,111
585	Ameriprise Financial, Inc.	31,713
3,116	Bank of New York Mellon Corp./The	73,693
262	BlackRock, Inc.	50,194
54	Cohen & Steers, Inc.	1,903
298	Eaton Vance Corp.	7,837
271	Federated Investors, Inc., Class B	5,984
106	Financial Engines, Inc.*	2,421
378	Franklin Resources, Inc.	47,443
11	GAMCO Investors, Inc., Class A	496
1,167	Invesco Ltd.	28,988
480	Janus Capital Group, Inc.	3,638
336	Legg Mason, Inc.	8,759
562	Northern Trust Corp.	26,746
377	SEI Investments Co.	7,612
1,272	State Street Corp.	58,792
653	T. Rowe Price Group, Inc.	41,214
223	Waddell & Reed Financial, Inc., Class A	7,132
		419,676
	Consumer Finance - 6.4%
2,662	American Express Co.	160,279
1,267	Capital One Financial Corp.	70,293
76	Cash America International, Inc.	3,553
17	Credit Acceptance Corp.*	1,599
112	DFC Global Corp.*	1,958
1,371	Discover Financial Services	46,477
71	First Cash Financial Services, Inc.*	2,908
71	Nelnet, Inc., Class A	1,833
1,316	SLM Corp.	19,516
38	World Acceptance Corp.*	2,527
		310,943
	Data Processing & Outsourced Services - 6.6%
274	Mastercard, Inc., Class A	123,922
27	MoneyGram International, Inc.*	454
1,353	Visa, Inc., Class A	166,392
1,602	Western Union Co./The	29,445
		320,213
	Diversified Banks - 12.6%
519	Comerica, Inc.	16,618
4,944	U.S. Bancorp	159,049
12,886	Wells Fargo & Co.	430,779
		606,446
	Insurance Brokers - 2.3%
836	Aon plc	43,305
290	Arthur J. Gallagher & Co.	10,892
300	Brown & Brown, Inc.	8,091
1,401	Marsh & McLennan Cos., Inc.	46,864
		109,152
	Investment Banking & Brokerage - 5.7%
227	BGC Partners, Inc., Class A	1,582
2,663	Charles Schwab Corp./The	38,081
672	E*TRADE Financial Corp.*	7,144
1,079	Goldman Sachs Group, Inc./The	124,247
75	Greenhill & Co., Inc.	2,914
383	Jefferies Group, Inc.	6,101
257	Knight Capital Group, Inc., Class A*	3,377
106	LPL Investment Holdings, Inc.*	3,804
3,440	Morgan Stanley	59,443
284	Raymond James Financial, Inc.	10,400
139	Stifel Financial Corp.*	5,063
570	TD Ameritrade Holding Corp.	10,710
		272,866

	Life & Health Insurance - 6.3%
1,219	Aflac, Inc.	54,904
565	CNO Financial Group, Inc.*	4,108
127	Delphi Financial Group, Inc., Class A	5,768
35	FBL Financial Group, Inc., Class A	1,019
780	Lincoln National Corp.	19,321
2,128	MetLife, Inc.	76,672
111	Primerica, Inc.	2,911
743	Principal Financial Group, Inc.	20,559
214	Protective Life Corp.	6,262
1,250	Prudential Financial, Inc.	75,675
115	StanCorp Financial Group, Inc.	4,414
201	Symetra Financial Corp.	2,444
264	Torchmark Corp.	12,859
757	Unum Group	17,971
		304,887
	Mortgage REITs - 0.3%
218	Capstead Mortgage Corp.	2,993
298	Invesco Mortgage Capital, Inc.	5,257
921	MFA Financial, Inc.	6,797
		15,047
	Multi-line Insurance - 2.9%
225	American Financial Group, Inc./OH	8,757
1,124	American International Group, Inc.*	38,250
37	American National Insurance Co.	2,597
238	Assurant, Inc.	9,601
1,262	Genworth Financial, Inc., Class A*	7,585
1,148	Hartford Financial Services Group, Inc.	23,591
275	HCC Insurance Holdings, Inc.	8,789
114	Kemper Corp.	3,419
892	Loews Corp.	36,688
		139,277
	Other Diversified Financial Services - 18.3%
26,080	Bank of America Corp.	211,509
7,494	Citigroup, Inc.	247,602
9,826	JPMorgan Chase & Co.	422,321
		881,432
	Property & Casualty Insurance - 12.9%
876	ACE Ltd.	66,550
42	Alleghany Corp.*	14,402
1,229	Allstate Corp./The	40,963
62	Amtrust Financial Services, Inc.	1,689
80	Argo Group International Holdings Ltd.	2,309
183	Aspen Insurance Holdings Ltd.	5,182
430	Assured Guaranty Ltd.	6,097
335	Axis Capital Holdings Ltd.	11,397
2,523	Berkshire Hathaway, Inc., Class B*	202,975
719	Chubb Corp./The	52,537
393	Cincinnati Financial Corp.	13,999
76	CNA Financial Corp.	2,327
70	Erie Indemnity Co., Class A	5,383
568	Fidelity National Financial, Inc., Class A	10,945
272	First American Financial Corp.	4,556
117	Hanover Insurance Group, Inc./The	4,722
31	Harleysville Group, Inc.	1,858
25	Markel Corp.*	11,007
395	MBIA, Inc.*	3,982
68	Mercury General Corp.	3,073
630	Old Republic International Corp.	6,268
60	OneBeacon Insurance Group Ltd., Class A	854
75	ProAssurance Corp.	6,607
1,479	Progressive Corp./The	31,503
45	RLI Corp.	3,100

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Financial Services Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
140	Selective Insurance Group, Inc.	$2,449
93	Tower Group, Inc.	2,007
1,017	Travelers Cos., Inc./The	65,413
291	W.R. Berkley Corp.	10,959
14	White Mountains Insurance Group Ltd.	7,322
830	XL Group plc	17,853
		620,288
	Regional Banks - 11.4%
447	Associated Banc-Corp.	5,959
201	BancorpSouth, Inc.	2,708
120	Bank of Hawaii Corp.	5,867
71	Bank of the Ozarks, Inc.	2,194
1,788	BB&T Corp.	57,288
69	BOK Financial Corp.	3,935
711	CapitalSource, Inc.	4,586
203	Cathay General Bancorp	3,496
517	CIT Group, Inc.*	19,568
127	City National Corp./CA	6,764
205	Commerce Bancshares, Inc./MO	8,220
101	Community Bank System, Inc.	2,840
150	Cullen/Frost Bankers, Inc.	8,844
245	CVB Financial Corp.	2,835
384	East West Bancorp, Inc.	8,744
2,371	Fifth Third Bancorp	33,739
14	First Citizens BancShares Inc./NC, Class A	2,426
149	First Financial Bancorp	2,505
81	First Financial Bankshares, Inc.	2,741
675	First Horizon National Corp.	6,197
762	First Niagara Financial Group, Inc.	6,812
202	First Republic Bank/CA*	6,672
282	FirstMerit Corp.	4,738
360	FNB Corp./PA	4,086
517	Fulton Financial Corp.	5,423
186	Glacier Bancorp, Inc.	2,771
201	Hancock Holding Co.	6,468
2,227	Huntington Bancshares, Inc./OH	14,899
76	Iberiabank Corp.	3,881
148	International Bancshares Corp.	2,920
120	Investors Bancorp, Inc.*	1,853
2,461	KeyCorp	19,786
325	M&T Bank Corp.	28,038
141	MB Financial, Inc.	2,914
328	National Penn Bancshares, Inc.	3,024
244	Old National Bancorp/IN	3,128
14	Pacific Capital Bancorp*	638
34	Park National Corp.	2,286
1,360	PNC Financial Services Group, Inc.	90,195
2,647	Popular, Inc.*	4,712
168	PrivateBancorp, Inc.	2,643
121	Prosperity Bancshares, Inc.	5,645
3,644	Regions Financial Corp.	24,561
119	Signature Bank/NY*	7,817
72	Sterling Financial Corp.*	1,398
1,384	SunTrust Banks, Inc.	33,604
478	Susquehanna Bancshares, Inc.	4,957
112	SVB Financial Group*	7,178
1,883	Synovus Financial Corp.	3,954
389	TCF Financial Corp.	4,462
96	Texas Capital Bancshares, Inc.*	3,620
147	Trustmark Corp.	3,741
90	UMB Financial Corp.	4,324
291	Umpqua Holdings Corp.	3,853
130	United Bankshares, Inc.	3,436

483	Valley National Bancorp	6,086
191	Webster Financial Corp.	4,341
74	Westamerica Bancorp.	3,394
92	Wintrust Financial Corp.	3,324
472	Zions Bancorp.	9,624
		548,662
	Reinsurance - 1.7%
343	Arch Capital Group Ltd.*	13,473
105	Endurance Specialty Holdings Ltd.	4,219
26	Enstar Group Ltd.*	2,448
115	Everest Re Group Ltd.	11,396
78	Greenlight Capital Re Ltd., Class A*	1,942
159	Montpelier Re Holdings Ltd.	3,263
175	PartnerRe Ltd.	12,184
96	Platinum Underwriters Holdings Ltd.	3,516
191	Reinsurance Group of America, Inc.	11,105
134	RenaissanceRe Holdings Ltd.	10,460
183	Validus Holdings Ltd.	5,947
		79,953
	Specialized Finance - 2.6%
233	CBOE Holdings, Inc.	6,161
165	CME Group, Inc.	43,860
188	IntercontinentalExchange, Inc.*	25,012
87	MarketAxess Holdings, Inc.	2,985
500	Moody's Corp.	20,475
360	NASDAQ OMX Group, Inc./The*	8,845
678	NYSE Euronext	17,458
145	PHH Corp.*	2,247
		127,043
	Thrifts & Mortgage Finance - 1.3%
231	Astoria Financial Corp.	2,238
103	BankUnited, Inc.	2,534
434	Capitol Federal Financial, Inc.	5,126
1,260	Hudson City Bancorp, Inc.	8,896
1,126	New York Community Bancorp, Inc.	15,190
253	Northwest Bancshares, Inc.	3,117
278	Ocwen Financial Corp.*	4,145
933	People's United Financial, Inc.	11,513
146	Provident Financial Services, Inc.	2,146
239	TFS Financial Corp.*	2,349
278	Washington Federal, Inc.	4,876
		62,130
	Total Common Stocks
	(Cost $4,934,808)	4,818,015
	Money Market Fund - 0.0%†
176	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $176)	176
	Total Investment Securities
	(Cost $4,934,984) — 100.0%	4,818,191
	Other assets less liabilities — 0.0%†	1,412
	Net Assets — 100.0%	$4,819,603

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Financial Services Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$339,329
Aggregate gross unrealized depreciation	(484,549)
Net unrealized depreciation	$(145,220)
Federal income tax cost of investments	$4,963,411

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Industrials Index ETF

Schedule of Portfolio Investments

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 18.7%
114	AAR Corp.	$1,761
94	Alliant Techsystems, Inc.	5,010
272	BE Aerospace, Inc.*	12,792
1,869	Boeing Co./The	143,539
65	Ceradyne, Inc.	1,646
45	Cubic Corp.	2,080
132	Curtiss-Wright Corp.	4,658
86	Esterline Technologies Corp.*	5,890
841	General Dynamics Corp.	56,768
352	Goodrich Corp.	44,162
45	HEICO Corp.	1,814
81	HEICO Corp., Class A	2,619
278	Hexcel Corp.*	7,612
2,015	Honeywell International, Inc.	122,230
282	L-3 Communications Holdings, Inc.	20,738
727	Lockheed Martin Corp.	65,823
118	Moog, Inc., Class A*	4,988
687	Northrop Grumman Corp.	43,473
164	Orbital Sciences Corp.*	2,060
406	Precision Castparts Corp.	71,606
977	Raytheon Co.	52,895
413	Rockwell Collins, Inc.	23,083
332	Spirit AeroSystems Holdings, Inc., Class A*	8,300
103	Teledyne Technologies, Inc.*	6,656
780	Textron, Inc.	20,779
130	TransDigm Group, Inc.*	16,396
109	Triumph Group, Inc.	6,847
2,233	United Technologies Corp.	182,302
		938,527
	Agricultural Products - 0.1%
330	Darling International, Inc.*	5,405

	Air Freight & Logistics - 6.0%
74	Atlas Air Worldwide Holdings, Inc.*	3,408
464	CH Robinson Worldwide, Inc.	27,719
602	Expeditors International of Washington, Inc.	24,080
830	FedEx Corp.	73,239
81	Forward Air Corp.	2,736
105	Hub Group, Inc., Class A*	3,675
2,041	United Parcel Service, Inc., Class B	159,484
287	UTi Worldwide, Inc.	4,784
		299,125
	Airlines - 1.7%
203	Alaska Air Group, Inc.*	6,861
42	Allegiant Travel Co.*	2,468
2,386	Delta Air Lines, Inc.*	26,151
702	JetBlue Airways Corp.*	3,335
144	SkyWest, Inc.	1,295
2,198	Southwest Airlines Co.	18,199
77	Spirit Airlines, Inc.*	1,850
933	United Continental Holdings, Inc.*	20,451
455	US Airways Group, Inc.*	4,668
		85,278
	Application Software - 0.3%
117	FactSet Research Systems, Inc.	12,268
102	Fair Isaac Corp.	4,376
		16,644
	Building Products - 0.2%
112	AO Smith Corp.	5,331
113	Simpson Manufacturing Co., Inc.	3,507
		8,838

	Commercial Printing - 0.2%
145	Deluxe Corp.	3,452
63	Quad/Graphics, Inc.	847
529	R.R. Donnelley & Sons Co.	6,618
		10,917
	Commodity Chemicals - 0.0%†
158	Calgon Carbon Corp.*	2,187

	Computer & Electronics Retail - 0.1%
166	Rent-A-Center, Inc.	5,679

	Computer Hardware - 0.1%
177	Diebold, Inc.	6,983

	Construction & Engineering - 2.1%
289	AECOM Technology Corp.*	6,378
187	EMCOR Group, Inc.	5,483
479	Fluor Corp.	27,662
97	Granite Construction, Inc.	2,700
360	Jacobs Engineering Group, Inc.*	15,779
420	KBR, Inc.	14,221
179	MasTec, Inc.*	3,113
586	Quanta Services, Inc.*	12,962
184	Shaw Group, Inc./The*	5,570
225	URS Corp.	9,295
		103,163
	Construction & Farm Machinery & Heavy Trucks - 8.9%
272	AGCO Corp.*	12,667
1,652	Caterpillar, Inc.	169,776
492	Cummins, Inc.	56,988
1,135	Deere & Co.	93,479
302	Joy Global, Inc.	21,373
371	Manitowoc Co., Inc./The	5,138
195	Navistar International Corp.*	6,620
256	Oshkosh Corp.*	5,844
1,012	PACCAR, Inc.	43,475
31	Sauer-Danfoss, Inc.	1,343
309	Terex Corp.*	6,996
84	Toro Co./The	6,003
225	Trinity Industries, Inc.	6,660
135	Wabtec Corp.	10,500
		446,862
	Consumer Finance - 0.0%†
57	Green Dot Corp., Class A*	1,504

	Data Processing & Outsourced Services - 5.5%
141	Alliance Data Systems Corp.*	18,117
1,391	Automatic Data Processing, Inc.	77,368
348	Broadridge Financial Solutions, Inc.	8,077
123	Cardtronics, Inc.*	3,242
301	CoreLogic, Inc.*	5,027
99	DST Systems, Inc.	5,542
137	Euronet Worldwide, Inc.*	2,963
720	Fidelity National Information Services, Inc.	24,242
400	Fiserv, Inc.*	28,116
90	FleetCor Technologies, Inc.*	3,560
298	Genpact Ltd.*	4,971
221	Global Payments, Inc.	10,261
103	Heartland Payment Systems, Inc.	3,139
95	Higher One Holdings, Inc.*	1,498
243	Jack Henry & Associates, Inc.	8,252
238	Lender Processing Services, Inc.	6,319
915	Paychex, Inc.	28,347

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Industrials Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
81	TeleTech Holdings, Inc.*	$1,227
569	Total System Services, Inc.	13,383
299	VeriFone Systems, Inc.*	14,244
109	Wright Express Corp.*	6,956
		274,851
	Distributors - 0.8%
440	Genuine Parts Co.	28,503
412	LKQ Corp.*	13,782
		42,285
	Diversified Metals & Mining - 0.0%†
85	RTI International Metals, Inc.*	2,087

	Diversified Support Services - 0.5%
177	Healthcare Services Group, Inc.	3,756
478	Iron Mountain, Inc.	14,517
108	Mobile Mini, Inc.*	2,037
48	Portfolio Recovery Associates, Inc.*	3,303
		23,613
	Electrical Components & Equipment - 4.8%
454	AMETEK, Inc.	22,850
134	Belden, Inc.	4,660
139	Brady Corp., Class A	4,313
446	Cooper Industries plc	27,906
2,076	Emerson Electric Co.	109,073
135	EnerSys*	4,718
55	Franklin Electric Co., Inc.	2,758
147	General Cable Corp.*	4,328
370	GrafTech International Ltd.*	4,344
114	Polypore International, Inc.*	4,258
117	Regal-Beloit Corp.	7,914
404	Rockwell Automation, Inc.	31,245
149	Thomas & Betts Corp.*	10,715
		239,082
	Electronic Components - 0.1%
65	Littelfuse, Inc.	4,073

	Electronic Equipment & Instruments - 0.2%
441	FLIR Systems, Inc.	9,905

	Environmental & Facilities Services - 2.4%
125	ABM Industries, Inc.	2,910
131	Clean Harbors, Inc.*	8,940
327	Covanta Holding Corp.	5,248
858	Republic Services, Inc.	23,484
212	Rollins, Inc.	4,505
240	Stericycle, Inc.*	20,784
176	Tetra Tech, Inc.*	4,699
348	Waste Connections, Inc.	11,216
1,131	Waste Management, Inc.	38,680
		120,466
	Health Care Services - 0.2%
32	Air Methods Corp.*	2,692
239	HMS Holdings Corp.*	5,750
81	Team Health Holdings, Inc.*	1,745
		10,187
	Heavy Electrical Equipment - 0.2%
330	Babcock & Wilcox Co./The*	8,118

	Homefurnishing Retail - 0.1%
200	Aaron's, Inc.	5,434

	Household Products - 0.0%†
71	Spectrum Brands Holdings, Inc.*	2,450

	Human Resource & Employment Services - 0.7%
133	Korn/Ferry International*	2,148
231	Manpower, Inc.	9,841
404	Robert Half International, Inc.	12,039
165	Towers Watson & Co., Class A	10,791
		34,819
	Industrial Conglomerates - 18.1%
1,815	3M Co.	162,188
1,607	Danaher Corp.	87,132
29,813	General Electric Co.	583,739
1,304	Tyco International Ltd.	73,193
		906,252
	Industrial Gases - 2.3%
184	Airgas, Inc.	16,862
857	Praxair, Inc.	99,155
		116,017
	Industrial Machinery - 9.8%
194	Actuant Corp., Class A	5,290
137	Barnes Group, Inc.	3,617
141	Briggs & Stratton Corp.	2,552
83	Chart Industries, Inc.*	6,344
142	CLARCOR, Inc.	6,819
128	Colfax Corp.*	4,338
143	Crane Co.	6,311
390	Donaldson Co., Inc.	13,517
525	Dover Corp.	32,896
944	Eaton Corp.	45,482
158	Flowserve Corp.	18,159
143	Gardner Denver, Inc.	9,315
172	Graco, Inc.	9,169
235	IDEX Corp.	10,178
1,172	Illinois Tool Works, Inc.	67,249
882	Ingersoll-Rand plc	37,503
262	ITT Corp.	5,884
91	Kaydon Corp.	2,232
224	Kennametal, Inc.	9,460
238	Lincoln Electric Holdings, Inc.	11,664
53	Middleby Corp.*	5,378
107	Mueller Industries, Inc.	4,891
167	Nordson Corp.	9,001
326	Pall Corp.	19,433
427	Parker Hannifin Corp.	37,444
278	Pentair, Inc.	12,048
62	RBC Bearings, Inc.*	2,907
108	Robbins & Myers, Inc.	5,261
164	Snap-on, Inc.	10,257
144	SPX Corp.	11,056
473	Stanley Black & Decker, Inc.	34,605
222	Timken Co.	12,545
64	Valmont Industries, Inc.	7,931
85	Watts Water Technologies, Inc., Class A	3,130
164	Woodward, Inc.	6,821
		490,687
	Internet Software & Services - 0.1%
347	Monster Worldwide, Inc.*	2,995
66	OpenTable, Inc.*	2,952
5	Zillow, Inc.*	174
		6,121
	IT Consulting & Other Services - 0.4%
43	Booz Allen Hamilton Holding Corp.	735
40	Forrester Research, Inc.	1,418
95	MAXIMUS, Inc.	4,204
963	SAIC, Inc.	11,710
		18,067

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Industrials Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Marine - 0.3%
117	Alexander & Baldwin, Inc.	$5,986
157	Kirby Corp.*	10,420
		16,406
	Multi-Sector Holdings - 0.3%
546	Leucadia National Corp.	13,574

	Office Electronics - 0.6%
3,917	Xerox Corp.	30,474

	Office Services & Supplies - 0.6%
302	Avery Dennison Corp.	9,658
164	Herman Miller, Inc.	3,203
105	HNI Corp.	2,533
519	Pitney Bowes, Inc.	8,890
244	Steelcase, Inc., Class A	2,108
120	United Stationers, Inc.	3,403
		29,795
	Oil & Gas Equipment & Services - 0.3%
658	McDermott International, Inc.*	7,436
146	Tidewater, Inc.	8,034
		15,470
	Oil & Gas Storage & Transportation - 0.1%
121	Ship Finance International Ltd.	1,676
114	Teekay Corp.	4,115
		5,791
	Publishing - 0.1%
72	Morningstar, Inc.	4,156

	Railroads - 6.3%
2,965	CSX Corp.	66,149
113	Genesee & Wyoming, Inc., Class A*	6,092
310	Kansas City Southern	23,876
932	Norfolk Southern Corp.	67,971
1,364	Union Pacific Corp.	153,368
		317,456
	Research & Consulting Services - 1.7%
121	Acacia Research Corp.*	4,961
46	Advisory Board Co./The*	4,193
94	Corporate Executive Board Co./The	3,889
137	Dun & Bradstreet Corp./The	10,656
342	Equifax, Inc.	15,670
117	FTI Consulting, Inc.*	4,252
64	Huron Consulting Group, Inc.*	2,255
135	IHS, Inc., Class A*	13,645
202	Nielsen Holdings NV*	5,902
388	Verisk Analytics, Inc., Class A*	18,993
		84,416
	Security & Alarm Services - 0.3%
132	Brink's Co./The	3,353
281	Corrections Corp. of America*	8,118
177	Geo Group, Inc./The*	3,666
		15,137
	Semiconductor Equipment - 0.1%
148	MKS Instruments, Inc.	4,092

	Specialized Finance - 0.2%
339	MSCI, Inc., Class A*	12,404

	Specialized REITs - 0.3%
343	Rayonier, Inc.	15,555

	Steel - 0.4%
300	Allegheny Technologies, Inc.	12,882

130	Carpenter Technology Corp.	7,236
		20,118
	Technology Distributors - 0.1%
69	SYNNEX Corp.*	2,628

	Trading Companies & Distributors - 2.2%
135	Aircastle Ltd.	1,640
108	Applied Industrial Technologies, Inc.	4,245
833	Fastenal Co.	39,001
132	GATX Corp.	5,659
74	Kaman Corp.	2,544
131	MSC Industrial Direct Co., Inc., Class A	9,656
74	TAL International Group, Inc.	3,057
52	Textainer Group Holdings Ltd.	1,824
227	United Rentals, Inc.*	10,596
167	W.W. Grainger, Inc.	34,706
		112,928
	Trucking - 1.5%
17	Amerco, Inc.	1,707
297	Avis Budget Group, Inc.*	3,909
156	Con-way, Inc.	5,070
82	Dollar Thrifty Automotive Group, Inc.*	6,631
150	Heartland Express, Inc.	2,074
668	Hertz Global Holdings, Inc.*	10,294
274	J.B. Hunt Transport Services, Inc.	15,160
160	Knight Transportation, Inc.	2,627
132	Landstar System, Inc.	7,071
154	Old Dominion Freight Line, Inc.*	6,848
144	Ryder System, Inc.	7,016
224	Swift Transportation Co.*	2,350
146	Werner Enterprises, Inc.	3,449
		74,206
	Total Common Stocks
	(Cost $4,947,407)	5,020,232
	Total Investment Securities
	(Cost $4,947,407) — 100.0%	5,020,232
	Liabilities in excess of other assets — (0.0%)†	(13)
	Net Assets — 100.0%	$5,020,219

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$299,815
Aggregate gross unrealized depreciation	(237,498)
Net unrealized appreciation	$62,317
Federal income tax cost of investments	$4,957,915

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Technology Index ETF

Schedule of Portfolio Investments

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 0.0%†
94	DigitalGlobe, Inc.*	$1,153

	Application Software - 5.3%
103	ACI Worldwide, Inc.*	4,106
1,292	Adobe Systems, Inc.*	43,359
84	Advent Software, Inc.*	2,267
241	ANSYS, Inc.*	16,164
246	Aspen Technology, Inc.*	4,866
593	Autodesk, Inc.*	23,346
117	Blackbaud, Inc.	3,625
94	Bottomline Technologies, Inc.*	2,212
58	BroadSoft, Inc.*	2,483
707	Cadence Design Systems, Inc.*	8,251
491	Citrix Systems, Inc.*	42,034
572	Compuware Corp.*	4,988
122	Concur Technologies, Inc.*	6,900
277	Informatica Corp.*	12,748
714	Intuit, Inc.	41,391
111	JDA Software Group, Inc.*	3,206
54	Manhattan Associates, Inc.*	2,708
246	Mentor Graphics Corp.*	3,555
21	MicroStrategy, Inc., Class A*	2,935
90	Netscout Systems, Inc.*	1,862
602	Nuance Communications, Inc.*	14,713
309	Parametric Technology Corp.*	6,668
42	Pegasystems, Inc.	1,562
198	QLIK Technologies, Inc.*	5,704
151	Quest Software, Inc.*	3,514
83	RealPage, Inc.*	1,506
320	Salesforce.com, Inc.*	49,834
150	SolarWinds, Inc.*	7,036
184	Solera Holdings, Inc.	8,269
89	SS&C Technologies Holdings, Inc.*	2,115
79	Synchronoss Technologies, Inc.*	2,473
377	Synopsys, Inc.*	11,314
436	TIBCO Software, Inc.*	14,344
78	Tyler Technologies, Inc.*	3,116
68	Ultimate Software Group, Inc.*	5,247
58	Verint Systems, Inc.*	1,754
109	VirnetX Holding Corp.*	2,708
		374,883
	Casinos & Gaming - 0.3%
113	Bally Technologies, Inc.*	5,486
786	International Game Technology	12,246
		17,732
	Communications Equipment - 10.7%
143	Acme Packet, Inc.*	4,014
169	ADTRAN, Inc.	5,158
312	Arris Group, Inc.*	4,034
280	Aruba Networks, Inc.*	5,914
1,129	Brocade Communications Systems, Inc.*	6,255
250	Ciena Corp.*	3,705
14,063	Cisco Systems, Inc.	283,369
53	Comtech Telecommunications Corp.	1,639
535	Comverse Technology, Inc.*	3,451
101	EchoStar Corp., Class A*	2,934
207	F5 Networks, Inc.*	27,723
234	Finisar Corp.*	3,866
303	Harris Corp.	13,799
132	Ixia*	1,663
600	JDS Uniphase Corp.*	7,290
1,381	Juniper Networks, Inc.*	29,595
32	Loral Space & Communications, Inc.	1,986

770	Motorola Solutions, Inc.	39,293
98	NETGEAR, Inc.*	3,773
112	Plantronics, Inc.	4,292
461	Polycom, Inc.*	6,117
4,394	QUALCOMM, Inc.	280,513
407	Riverbed Technology, Inc.*	8,030
550	Sonus Networks, Inc.*	1,556
870	Tellabs, Inc.	3,280
19	Ubiquiti Networks, Inc.*	627
110	ViaSat, Inc.*	5,313
		759,189
	Computer Hardware - 23.0%
111	3D Systems Corp.*	3,273
2,425	Apple, Inc.*	1,416,782
4,141	Dell, Inc.*	67,788
5,198	Hewlett-Packard Co.	128,703
411	NCR Corp.*	9,659
		1,626,205
	Computer Storage & Peripherals - 4.0%
5,336	EMC Corp.*	150,529
135	Fusion-io, Inc.*	3,463
197	Lexmark International, Inc., Class A	5,930
950	NetApp, Inc.*	36,888
258	QLogic Corp.*	4,450
623	SanDisk Corp.*	23,057
1,056	Seagate Technology plc	32,483
86	Synaptics, Inc.*	2,641
608	Western Digital Corp.*	23,596
		283,037
	Consumer Electronics - 0.3%
301	Garmin Ltd.	14,186
183	Harman International Industries, Inc.	9,073
		23,259
	Data Processing & Outsourced Services - 0.2%
402	Computer Sciences Corp.	11,280
274	Convergys Corp.*	3,663
40	Syntel, Inc.	2,396
		17,339
	Electrical Components & Equipment - 0.7%
110	Acuity Brands, Inc.	6,113
72	Generac Holdings, Inc.*	1,734
138	Hubbell, Inc., Class B	11,073
138	II-VI, Inc.*	2,816
251	Roper Industries, Inc.	25,577
		47,313
	Electronic Components - 1.3%
47	Aeroflex Holding Corp.*	526
434	Amphenol Corp., Class A	25,233
135	AVX Corp.	1,714
4,092	Corning, Inc.	58,720
105	Universal Display Corp.*	4,722
376	Vishay Intertechnology, Inc.*	4,219
		95,134
	Electronic Equipment & Instruments - 0.4%
100	Cognex Corp.	4,025
62	Coherent, Inc.*	3,261
98	FEI Co.*	4,917
106	Itron, Inc.*	4,325
243	National Instruments Corp.	6,609
51	OSI Systems, Inc.*	3,410
74	Rofin-Sinar Technologies, Inc.*	1,865
		28,412
	Electronic Manufacturing Services - 1.3%
151	Benchmark Electronics, Inc.*	2,398
85	IPG Photonics Corp.*	4,114

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Technology Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
504	Jabil Circuit, Inc.	$11,819
169	Molex, Inc.	4,663
209	Molex, Inc., Class A	4,786
91	Plexus Corp.*	2,946
209	Sanmina-SCI Corp.*	1,860
1,114	TE Connectivity Ltd.	40,616
320	Trimble Navigation Ltd.*	17,325
140	TTM Technologies, Inc.*	1,446
		91,973
	Health Care Services - 0.0%†
121	Accretive Health, Inc.*	1,217

	Health Care Technology - 0.7%
488	Allscripts Healthcare Solutions, Inc.*	5,407
92	athenahealth, Inc.*	6,665
374	Cerner Corp.*	30,328
98	Quality Systems, Inc.	3,665
		46,065
	Home Entertainment Software - 0.5%
1,106	Activision Blizzard, Inc.	14,234
875	Electronic Arts, Inc.*	13,458
234	Take-Two Interactive Software, Inc.*	3,299
262	Zynga, Inc., Class A*	2,185
		33,176
	Household Appliances - 0.2%
201	Whirlpool Corp.	12,868

	Industrial Conglomerates - 0.0%†
47	Raven Industries, Inc.	2,830

	Industrial Machinery - 0.0%†
69	ESCO Technologies, Inc.	2,374

	Internet Retail - 0.2%
82	Groupon, Inc.*	878
262	TripAdvisor, Inc.*	9,828
		10,706
	Internet Software & Services - 7.8%
469	Akamai Technologies, Inc.*	15,289
76	Ancestry.com, Inc.*	2,029
255	AOL, Inc.*	6,385
115	Bankrate, Inc.*	2,693
108	DealerTrack Holdings, Inc.*	3,222
98	Digital River, Inc.*	1,843
675	Google, Inc., Class A*	408,530
185	IAC/InterActiveCorp	8,908
124	j2 Global, Inc.	3,203
48	LinkedIn Corp., Class A*	5,206
59	Liquidity Services, Inc.*	3,147
58	LogMeIn, Inc.*	2,089
167	NIC, Inc.	1,869
282	Rackspace Hosting, Inc.*	16,381
216	ValueClick, Inc.*	4,575
416	VeriSign, Inc.	17,102
131	WebMD Health Corp.*	2,980
3,097	Yahoo!, Inc.*	48,127
		553,578
	IT Consulting & Other Services - 11.8%
1,676	Accenture plc, Class A	108,856
205	Acxiom Corp.*	2,815
451	Amdocs Ltd.*	14,432
69	CACI International, Inc., Class A*	4,218
794	Cognizant Technology Solutions Corp., Class A*	58,216
233	Gartner, Inc.*	10,205

84	iGATE Corp.*	1,635
2,879	International Business Machines Corp.	596,183
61	Mantech International Corp., Class A	1,917
285	Sapient Corp.	3,412
104	ServiceSource International, Inc.*	1,724
441	Teradata Corp.*	30,773
102	Unisys Corp.*	1,903
		836,289
	Life Sciences Tools & Services - 0.9%
903	Agilent Technologies, Inc.	38,089
51	Bio-Rad Laboratories, Inc., Class A*	5,507
243	Bruker Corp.*	3,652
83	Mettler-Toledo International, Inc.*	14,884
		62,132
	Office Electronics - 0.1%
136	Zebra Technologies Corp., Class A*	5,276

	Office Services & Supplies - 0.0%†
104	Sykes Enterprises, Inc.*	1,648

	Oil & Gas Equipment & Services - 0.0%†
312	ION Geophysical Corp.*	1,944

	Semiconductor Equipment - 1.6%
261	Amkor Technology, Inc.*	1,349
3,457	Applied Materials, Inc.	41,449
60	Cabot Microelectronics Corp.	2,063
74	Cymer, Inc.*	3,836
351	Entegris, Inc.*	3,106
331	GT Advanced Technologies, Inc.*	2,155
439	KLA-Tencor Corp.	22,894
313	Lam Research Corp.*	13,036
601	MEMC Electronic Materials, Inc.*	2,158
174	Novellus Systems, Inc.*	8,135
485	Teradyne, Inc.*	8,347
134	Tessera Technologies, Inc.*	2,096
101	Veeco Instruments, Inc.*	3,049
		113,673
	Semiconductors - 12.1%
1,533	Advanced Micro Devices, Inc.*	11,283
848	Altera Corp.	30,163
779	Analog Devices, Inc.	30,365
1,134	Atmel Corp.*	10,059
1,268	Broadcom Corp., Class A*	46,409
127	Cavium, Inc.*	3,716
171	Cirrus Logic, Inc.*	4,682
303	Cree, Inc.*	9,363
405	Cypress Semiconductor Corp.*	6,278
91	Diodes, Inc.*	2,028
334	Fairchild Semiconductor International, Inc.*	4,733
147	First Solar, Inc.*	2,705
74	Hittite Microwave Corp.*	3,962
372	Integrated Device Technology, Inc.*	2,518
13,320	Intel Corp.	378,288
182	International Rectifier Corp.*	3,973
329	Intersil Corp., Class A	3,379
556	Linear Technology Corp.	18,187
1,475	LSI Corp.*	11,859
1,282	Marvell Technology Group Ltd.*	19,243
771	Maxim Integrated Products, Inc.	22,806
499	Microchip Technology, Inc.	17,635
2,601	Micron Technology, Inc.*	17,141
226	Microsemi Corp.*	4,864
1,597	NVIDIA Corp.*	20,761

See accompanying notes to the financial statements.

FocusShares Trust

Focus Morningstar Technology Index ETF

Schedule of Portfolio Investments (continued)

April 30, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
153	OmniVision Technologies, Inc.*	$2,818
1,162	ON Semiconductor Corp.*	9,598
611	PMC - Sierra, Inc.*	4,320
73	Power Integrations, Inc.	2,765
264	Rambus, Inc.*	1,344
722	RF Micro Devices, Inc.*	3,126
171	Semtech Corp.*	4,661
109	Silicon Laboratories, Inc.*	3,868
485	Skyworks Solutions, Inc.*	13,163
119	SunPower Corp.*	667
2,989	Texas Instruments, Inc.	95,469
430	TriQuint Semiconductor, Inc.*	2,098
685	Xilinx, Inc.	24,920
		855,217
	Systems Software - 15.7%
255	Ariba, Inc.*	9,741
445	BMC Software, Inc.*	18,361
953	CA, Inc.	25,178
107	CommVault Systems, Inc.*	5,572
314	Fortinet, Inc.*	8,202
211	MICROS Systems, Inc.*	11,991
19,549	Microsoft Corp.	625,959
77	NetSuite, Inc.*	3,417
38	Opnet Technologies, Inc.	880
10,174	Oracle Corp.	299,014
162	Progress Software Corp.*	3,749
505	Red Hat, Inc.*	30,103
291	Rovi Corp.*	8,323
1,908	Symantec Corp.*	31,520
220	VMware, Inc., Class A*	24,578
102	Websense, Inc.*	2,115
		1,108,703
	Technology Distributors - 0.7%
75	Anixter International, Inc.*	5,144
292	Arrow Electronics, Inc.*	12,279
379	Avnet, Inc.*	13,674
401	Ingram Micro, Inc., Class A*	7,803
71	ScanSource, Inc.*	2,340
108	Tech Data Corp.*	5,809
		47,049
	Trading Companies & Distributors - 0.2%
66	Watsco, Inc.	4,749
113	WESCO International, Inc.*	7,502
		12,251
	Total Common Stocks
	(Cost $6,449,957)	7,072,625
	Money Market Fund - 0.0%†
390	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $390)	390
	Total Investment Securities
	(Cost $6,450,347) — 100.0%	7,073,015
	Other assets less liabilities — 0.0%†	353
	Net Assets — 100.0%	$7,073,368

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$957,193
Aggregate gross unrealized depreciation	(351,891)
Net unrealized appreciation	$605,302
Federal income tax cost of investments	$6,467,713

See accompanying notes to the financial statements.

(b) Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FocusShares Trust

By:	/s/ Erik Liik
Erik Liik
President
June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Erik Liik
Erik Liik
President
June 27, 2012

By:	/s/ Brent Arvidson
Brent Arvidson
Chief Financial Officer and Treasurer
June 27, 2012